                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
                                                                File No. 2-28871
                                                               File No. 811-1485

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

Pre-Effective Amendment No.___________                                       [ ]

Post-Effective Amendment No.    61                                           [X]
                            ----------
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

Amendment No.    61
             ----------

                         DELAWARE GROUP EQUITY FUNDS III
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania             19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)               (Zip Code)


Registrant's Telephone Number, including Area Code:               (800) 523.1918
                                                                  --------------

    Richelle S. Maestro, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             August 29, 2000
                                                                 ---------------

It is proposed that this filing will become effective:

            ___ immediately upon filing pursuant to paragraph (b) _X_ on August 29, 2000 pursuant to paragraph (b)
            ___ 60 days after filing pursuant to paragraph (a)(1)
            ___ on (date) pursuant to paragraph (a)(1)
            ___ 75 days after filing pursuant to paragraph (a)(2)
            ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 61 to Registration File No. 2-28871 includes the following:


1. Facing Page

2. Contents Page

3. Part A - Prospectuses

4. Part B - Statement of Additional Information

5. Part C - Other Information

6. Signatures

7. Exhibits

DELAWARE(SM)
INVESTMENTS
=====================
Philadelphia o London


Delaware
Trend Fund

Class A o Class B o Class C

Prospectus August 29, 2000

Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

 ................................................................................
Fund profile                                                              page 2
Delaware Trend Fund                                                            2
 ................................................................................
How we manage the Fund                                                    page 4
Our investment strategies                                                      4
The securities we typically invest in                                          5
The risks of investing in the Fund                                             6
 ................................................................................
Who manages the Fund                                                      page 7
Investment manager                                                             7
Portfolio managers                                                             7
Fund administration (Who's who)                                                8
 ................................................................................
About your account                                                        page 9
Investing in the Fund                                                          9
   Choosing a share class                                                      9
How to reduce your sales charge                                               11
How to buy shares                                                             12
Retirement plans                                                              13
How to redeem shares                                                          14
Account minimums                                                              15
Special services                                                              15
Dividends, distributions and taxes                                            17
Certain management considerations                                             17
 ................................................................................
Financial highlights                                                     page 18

Profile: Delaware Trend Fund

What is the Fund's goal?

Delaware Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. Although the Fund will strive to meet its goals, there is no assurance that it will.

Who should invest in the Fund

o Investors with long-term financial goals.

o Investors seeking an investment primarily in common stocks.

o Investors seeking exposure to the capital appreciation opportunities of small, growth-oriented companies.

Who should not invest in the Fund

o Investors with short-term financial goals.

o Investors whose primary goal is current income.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

What are the Fund's main investment strategies? We invest primarily in stocks of small, growth-oriented or emerging companies that we believe are responsive to changes within the marketplace and which we believe have the fundamental characteristics to support continued growth. As these companies grow, we will normally hold their stocks until we believe they have achieved their growth potential or until we find what we believe to be better growth opportunities.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization and cashflows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. In addition, the companies that the Delaware Trend Fund invests in may involve greater risk due to their size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years as well as the average annual returns of all shares for the one, five-, and ten-year or lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future. Returns for 1999 were unusually high and cannot be sustained. Investors should be aware that these returns were primarily achieved during favorable conditions, especially within the technology sector.

As of June 30, 2000, the Fund`s Class A shares had a calendar year-to-date return of 15.25%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 35.00% for the quarter ended December 31, 1999 and its lowest quarterly return was -32.67% for the quarter ended September 30, 1990.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page 3 do include the sales charge.


How has the Fund performed?
--------------------------------------------------------------------------------
                                             Year-by-year total return (Class A)

-24.61%   74.35%   22.50%    22.67%    -9.97%    42.51%    10.71%    19.43%    13.57%    71.33%

  1990     1991     1992      1993      1994      1995      1996      1997      1998      1999


--------------------------------------------------------------------------------

                                                               Average annual returns for periods ending 12/31/99

CLASS                                       A                       B                         C      Russell 2000
                                                       (if redeemed)*            (if redeemed)*      Growth Index
                          (Inception 10/3/68)      (Inception 9/6/94)      (Inception 11/29/95)
1 year                                 61.51%                  65.12%                    69.14%            43.09%
5 years                                28.14%                  28.58%                       N/A            18.99%
10 years or Lifetime                   19.88%                  25.96%**                  26.41%**          13.51%**

   The Fund's returns are compared to the performance of the Russell 2000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.
* If shares were not redeemed, the returns for Class B would be 70.12%, 28.73% and 26.03%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be 70.14% and 26.41%, respectively, for the one-year and lifetime periods.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Russell 2000 Growth Index returns are for 10 years. Index returns for Class B and Class C lifetime periods were 17.83% and 17.78%, respectively. Maximum sales charges are included in the Fund returns shown in the table above.

What are the Fund's fees and expenses?       CLASS                                                   A             B            C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from    Maximum sales charge (load) imposed on
your investments when you buy or sell         purchases as a percentage of offering price        5.75%          none         none
shares of the Fund.
                                             Maximum contingent deferred sales charge (load)
                                              as a percentage of original purchase price or
                                              redemption price, whichever is lower                none(1)         5%(2)        1%(3)

                                             Maximum sales charge (load) imposed on
                                              reinvested dividends                                none          none         none

                                             Redemption fees                                      none          none         none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are           Management fees                                     0.73%         0.73%        0.73%
deducted from the Fund's assets.
                                             Distribution and service (12b-1) fees               0.28%(4)      1.00%        1.00%

                                             Other expenses                                      0.28%         0.28%        0.28%

                                             Total operating expenses                            1.29%         2.01%        2.01%


                                             CLASS(6)              A               B               B               C               C
                                                                                       (if redeemed)                   (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you         1 year             $699            $204            $704            $204            $304
compare the cost of investing in the Fund    3 years            $960            $630            $930            $630            $630
to the cost of investing in other mutual     5 years          $1,242          $1,083          $1,283          $1,083          $1,083
funds with similar investment objectives.    10 years         $2,042          $2,152          $2,152          $2,338          $2,338
We show the cumulative amount of Fund
expenses on a hypothetical investment of
$10,000 with an annual 5% return over the
time shown.(5) This is an example only,
and does not represent future expenses,
which may be greater or less than those
shown here.

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for Trend Fund's Class A that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We strive to identify small companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. In striving to identify such companies, we will evaluate a company's managerial skills, product development and sales and earnings.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. The key to investing successfully in small companies is to invest in them before their stock price matches their growth potential. In striving to do this, Delaware Trend Fund studies:

o  the operational history of the company;

o  its strategic focus; and

o  its competitive environment.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization and cashflows as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

How to use
this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Glossary A-C  Amortized cost                                       Capital
              -----------------------------------------------------------------
              Amortized cost is a method used to value      The amount of money
              a fixed-income security that starts with      you invest.
              the face value of the security and then
              adds or subtracts from that value
              depending on whether the purchase price
              was greater or less than the value of
              the security at maturity. The amount
              greater or less than the par value is
              divided equally over the time remaining
              until maturity.

The securities we       Stocks offer investors the potential for capital
typically invest in     appreciation and may pay dividends as well.



----------------------------------------------------------------------------------------------------------------------------------
                  Securities                                                           How we use them
----------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of         Generally, we invest 85% to 100% of net assets in common stock with at
ownership in a corporation. Stockholders                   least 65% in small, growth-oriented companies.
participate in the corporation's profits and
losses proportionate to the number of shares they
own.

American Depositary Receipts: ADRs are issued by a         We may hold ADRs when we believe they offer greater appreciation
U.S. bank and represent the bank's holdings of a           potential than U.S. securities.
stated number of shares of a foreign corporation.
An ADR entitles the holder to all dividends and
capital gains earned by the underlying foreign
shares. ADRs are bought and sold the same as U.S.
securities.

Repurchase agreements: An agreement between a              Typically, we use repurchase agreements as a short-term investment for
buyer, such as the Fund, and a seller of                   the Fund's cash position. In order to enter into these repurchase
securities in which the seller agrees to buy the           agreements, the Fund must have collateral of at least 102% of the
securities back within a specified time at the             repurchase price. The Fund will only enter into repurchase agreements
same price the buyer paid for them, plus an amount         in which the collateral is comprised of U.S. government securities.
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.

Restricted securities: Privately placed securities         We may invest in privately placed securities including those that are
whose resale is restricted under securities law.           eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A Securities.
                                                           Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid securities, which is described below.

Illiquid securities: Securities that do not have a         We may invest up to 10% of net assets in illiquid securities,
ready market, and cannot be easily sold within             including repurchase agreements with maturities of over seven days.
seven days at approximately the price that a fund
has valued them.
----------------------------------------------------------------------------------------------------------------------------------


The Fund may also invest in other securities, including convertible securities, warrants, preferred stocks, and bonds. The Fund may invest a portion of its net assets in foreign securities directly, although we have no present intention of doing so. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Lending securities The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. To the extent that the Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for investors.


Capital
appreciation               Capital gains distributions                  Commission                          Compounding
----------------------------------------------------------------------------------------------------------------------------------
An increase in the         Payments to mutual fund shareholders of      The fee an investor pays to a       Earnings on an
value of an investment.    profits (realized gains) from the sale       financial adviser for               investment's previous
                           of a fund's portfolio securities.            investment advice and help in       earnings.
                           Usually paid once a year; may be either      buying or selling mutual
                           short-term gains or long-term gains.         funds, stocks, bonds or other
                                                                        securities.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------------------
                  Risks                                                       How we strive to manage them
----------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of          We maintain a long-term investment approach and focus on
the securities in a certain market--like the stock         stocks we believe can appreciate over an extended time frame
or bond market--will decline in value because of           regardless of interim market fluctuations. We do not try to
factors such as economic conditions, future                predict overall stock market movements and though we may
expectations or investor confidence.                       hold securities for any amount of time, we typically do not trade for short-term purposes.

Industry and security risk is the risk that the            We limit the amount of the Fund's assets invested in any one
value of securities in a particular industry or            industry and in any individual security. We also follow a
the value of an individual stock or bond will              rigorous selection process before choosing securities and
decline because of changing expectations for the           continuously monitor them while they remain in the
performance of that industry or for the individual         portfolio.
company issuing the stock.

Small company risk is the risk that prices of              The Fund maintains a well-diversified portfolio, selects
smaller companies may be more volatile than larger         stocks carefully and monitors them continuously.
companies because of limited financial resources
or dependence on narrow product lines.

Interest rate risk is the risk that securities             We analyze each company's financial situation and its cash
will decrease in value if interest rates rise. The         flow to determine the company's ability to finance future
risk is generally associated with bonds; however,          expansion and operations. The potential effect that rising
because smaller companies often borrow money to            interest rates might have on a stock is taken into
finance their operations, they may be adversely            consideration before the stock is purchased.
affected by rising interest rates.

Foreign risk is the risk that foreign securities           We typically invest only a small portion of the Fund's
may be adversely affected by political                     portfolio in foreign corporations indirectly through
instability, changes in currency exchange rates,           American Depositary Receipts. We may invest directly in
foreign economic conditions or inadequate                  foreign securities, but currently do not intend to. When we
regulatory and accounting standards.                       do purchase ADRs, they are generally denominated in U.S.
                                                           dollars and traded on a U.S. exchange.

Liquidity risk is the possibility that securities          We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that a fund has valued
them.
----------------------------------------------------------------------------------------------------------------------------------



      Consumer Price                 Contingent deferred
C-E   Index (CPI)                    sales charge (CDSC)                       Cost basis                 Depreciation
      ----------------------------------------------------------------------------------------------------------------------------
      Measurement of U.S.            Fee charged by some mutual                The original               A decline in an
      inflation; represents          funds when shares are redeemed            purchase price of          investment's value.
      the price of a basket of       (sold back to the fund) within            an investment,
      commonly purchased goods.      a set number of years; an                 used in determining
                                     alternative method for                    capital gains and
                                     investors to compensate a                 losses.
                                     financial adviser for advice
                                     and service, rather than an
                                     up-front commission.


Who manages the Fund

Investment
manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.73% as a percentage of average daily net assets for the last fiscal year.


Portfolio
managers


Gerald S. Frey has primary responsibility for making day-to-day decisions for the Fund. When making decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Fund since March 1997 and was co-manager from June 1996 to March 1997.

Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small cap growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA degree from Duke University.

John A. Heffern, Vice President/Portfolio Manager, earned a bachelor's degree and an MBA degree at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research in NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in investment portfolio management and financial economics from Pace University.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in economics and an MBA degree with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

                                      Dividend
Diversification                       distribution                      Expense ratio
----------------------------------------------------------------------------------------------------------------------------------
The process of spreading              Payments to mutual fund           A mutual fund's total operating expenses,
investments among a number of         shareholders of dividends         expressed as a percentage of its total net assets.
different securities, asset           passed along from the fund's      Operating expenses are the costs of running a
classes or investment styles          portfolio of securities.          mutual fund, including management fees, offices,
to reduce the risks of                                                  staff, equipment and expenses related to
investing.                                                              maintaining the fund's portfolio of securities and
                                                                        distributing its shares. They are paid from the
                                                                        fund's assets before any earnings are distributed
                                                                        to shareholders.


Who's who?   This diagram shows the various organizations involved with managing, administering, and servicing the Delaware
             Investments Funds.

                                                 Board of Trustees
                                                         |
     Investment manager                                  |                                        Custodian
Delaware Management Company ------------------------- The Fund -------------------------- The Chase Manhattan Bank
    One Commerce Square                      |                                    |       4 Chase Metrotech Center
  Philadelphia, PA 19103                     |                                    |          Brooklyn, NY 11245
                |                            |                                    |
                |                            |                                    |
                |                       Distributor                           Service agent
   Portfolio managers           Delaware Distributors, L.P.           Delaware Service Company, Inc.
(see page 7 for details)            1818 Market Street                    1818 Market Street
                                  Philadelphia, PA 19103                 Philadelphia, PA 19103
                                                         |             |
                                                         |             |
                                                         |             |
                                                       Financial advisers
                                                                |
                                                                |
                                                          Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.


F-N      Financial adviser                       Inflation                           Investment goal
         -------------------------------------------------------------------------------------------------------------
         Financial professional (e.g.,           The increase in the cost of         The objective, such as
         broker, banker, accountant,             goods and services over time.       long-term capital growth
         planner or insurance agent) who         U.S. inflation is frequently        or high current income,
         analyzes clients' finances and          measured by changes in the          that a mutual fund
         prepares personalized programs          Consumer Price Index (CPI).         pursues.
         to meet objectives.

About your account

Investing in     You can choose from a number of share classes for the Fund.
the Fund         Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

          Choosing a share class

Class     o Class A shares have an up-front sales charge of up to 5.75% that you
  A pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

          o If you invest $50,000 or more, your front-end sales charge will be reduced.

          o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

          o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

          o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A Sales Charges

-------------------------------------------------------------------------------------------------------------
                       Sales charge as %         Sales charge as % of           Dealer's commission as
Amount of purchase     of offering price           amount invested                % of offering price
-------------------------------------------------------------------------------------------------------------
Less than $50,000           5.75%                       6.10%                             5.00%

   $50,000 but
 under $100,000             4.75%                       4.99%                             4.00%

  $100,000 but
 under $250,000             3.75%                       3.90%                             3.00%

  $250,000 but
 under $500,000             2.50%                       2.56%                             2.00%

  $500,000 but
 under $1 million           2.00%                       2.04%                             1.60%
-------------------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.
-------------------------------------------------------------------------------------------------------------
                       Sales charge as %         Sales charge as % of           Dealer's commission as
Amount of purchase     of offering price           amount invested                % of offering price
-------------------------------------------------------------------------------------------------------------
  $1 million up
  to $5 million              none                       none                              1.00%

Next $20 million
up to $25 million            none                       none                              0.50%

   Amount over
   $25 million               none                       none                              0.25%
-------------------------------------------------------------------------------------------------------------

Management fee                          Market capitalization                   NASD Regulation, Inc. (NASD)
-----------------------------------------------------------------------------------------------------------------------------------
The amount paid by a mutual             The value of a corporation              A self-regulating
fund to the investment adviser          determined by multiplying the           organization, consisting of
for management services,                current market price of a               brokerage firms (including
expressed as an annual                  share of common stock by the            distributors of mutual funds),
percentage of the fund's                number of shares held by                that is responsible for
average daily net assets.               shareholders. A corporation             overseeing the actions of its
                                        with one million shares                 members.
                                        outstanding and the market
                                        price per share of $10 has a
                                        market capitalization of $10
                                        million.

Class     o Class B shares have no up-front sales charge, so the full amount of
B your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

          o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

          o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

          o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

          o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

          o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

          o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class     o Class C shares have no up-front sales charge, so the full amount of
C your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

          o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

          o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

          o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

          o Unlike Class B shares, Class C shares do not automatically convert into another class.

          o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

          Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


          Net asset
N-R       value (NAV)                                 Preferred stock                         Price-to-earnings ratio
       -----------------------------------------------------------------------------------------------------------------------
          The daily dollar value of one               Preferred stock has preference          A measure of a stock's value
          mutual fund share. Equal to a               over common stock in the                calculated by dividing the
          fund's net assets divided by                payment of dividends and                current market price of a
          the number of shares                        liquidation of assets.                  share of stock by its annual
          outstanding.                                Preferred stocks also often             earnings per share. A stock
                                                      pay dividends at a fixed rate           selling for $100 per share
                                                      and are sometimes convertible           with annual earnings per share
                                                      into common stock.                      of $5 has a P/E of 20.

How to reduce your   We offer a number of ways to reduce or eliminate
sales charge         the sales charge on shares. Please refer to the
                     Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Share class
Program                       How it works                    A                              B                            C
-----------------------------------------------------------------------------------------------------------------------------------
Letter of Intent     Through a Letter of Intent you           X                 Although the Letter of Intent and Rights
                     agree to invest a certain                                  of Accumulation do not apply to the
                     amount in Delaware Investments                             purchase of Class B and C shares, you
                     Funds (except money market                                 can combine your purchase of Class A
                     funds with no sales charge)                                shares with your purchase of B and C
                     over a 13-month period to                                  shares to fulfill your Letter of Intent
                     qualify for reduced front-end                              or qualify for Rights of Accumulation.
                     sales charges.

Rights of            You can combine your holdings            X
Accumulation         or purchases of all funds in
                     the Delaware Investments
                     family (except money market
                     funds with no sales charge) as
                     well as the holdings and
                     purchases of your spouse and
                     children under 21 to qualify
                     for reduced front-end sales
                     charges.

Reinvestment of      Up to 12 months after you           For Class A, you       For Class B, your              Not available.
Redeemed Shares      redeem shares, you can              will not have to pay   account will be
                     reinvest the proceeds without       an additional          credited with the
                     paying a sales charge as noted      front-end sales        contingent deferred
                     to the right.                       charge.                sales charge you
                                                                                previously paid on
                                                                                the amount you are
                                                                                reinvesting. Your
                                                                                schedule for
                                                                                contingent deferred
                                                                                sales charges and
                                                                                conversion to Class
                                                                                A will not start
                                                                                over again; it will
                                                                                pick up from the
                                                                                point at which you
                                                                                redeemed your
                                                                                shares.

SIMPLE IRA, SEP IRA, These investment plans may               X                 There is no reduction in sales charges for Class B
SARSEP, Prototype    qualify for reduced sales                                  or Class C shares for group purchases by
Profit Sharing,      charges by combining the                                   retirement plans.
Pension, 401(k),     purchases of all members of
SIMPLE 401(k),       the group. Members of these
403(b)(7), and 457   groups may also qualify to
Retirement Plans     purchase shares without a
                     front-end sales charge and may
                     qualify for a waiver of any
                     contingent deferred sales
                     charges.
-----------------------------------------------------------------------------------------------------------------------------------



Principal                        Prospectus                          Redeem                        Risk
-----------------------------------------------------------------------------------------------------------------------------------
Amount of money you invest       The official offering document      To cash in your shares by     Generally defined as
(also called capital). Also      that describes a mutual fund,       selling them back to the      variability of value; also
refers to a bond's original      containing information              mutual fund.                  credit risk, inflation risk,
face value, due to be repaid     required by the SEC, such as                                      currency and interest rate
at maturity.                     investment objectives,                                            risk. Different investments
                                 policies, services and fees.                                      involve different types and
                                                                                                   degrees of risk.


How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.


      Russell 2000                                                                  SEC (Securities and
R-S   Growth Index                             Sales charge                         Exchange Commission)
      ----------------------------------------------------------------------------------------------------------------
      Russell 2000 Growth Index                Charge on the purchase or            Federal agency established by
      measures the performance of              redemption of fund shares sold       Congress to administer the
      those Russell 2000 companies             through financial advisers.          laws governing the securities
      with higher price-to-book                May vary with the amount             industry, including mutual
      ratios and higher forecasted             invested. Typically used to          fund companies.
      growth values. These stocks              compensate advisers for advice
      are selected from the 2000               and service provided.
      smallest companies in the
      Russell 3000 Index, which
      represent approximately 10% of
      the total market
      capitalization of the Russell
      3000 Index.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of $25 or more. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Retirement plans

In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.


Share classes          Signature guarantee              Standard deviation           Statement of Additional Information (SAI)
----------------------------------------------------------------------------------------------------------------------------------
Different              Certification by a bank,         A measure of an              The document serving as "Part
classifications of     brokerage firm or other          investment's volatility;     B" of a fund's prospectus that
shares; mutual fund    financial institution            for mutual funds,            provides more detailed
share classes offer    that a customer's                measures how much a          information about the fund's
a variety of sales     signature is valid;              fund's total return has      organization, investments,
charge choices.        signature guarantees can         typically varied from its    policies and risks.
                       be provided by members of        historical average.
                       the STAMP program.


How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when you request redemption proceeds to be sent to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

                                                                                  Uniform Gift to Minors Act and Uniform
S-V    Stock                              Total return                            Transfers to Minors Act
       ---------------------------------------------------------------------------------------------------------------------------
       An investment that represents      An investment performance               Federal and state laws that provide a simple way
       a share of ownership (equity)      measurement, expressed as a             to transfer property to a minor with special tax
       in a corporation. Stocks are       percentage, based on the                advantages.
       often referred to as equities.     combined earnings from
                                          dividends, capital gains and
                                          change in price over a given
                                          period.


How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gift to Minors Act accounts, Uniform Transfers to Minor's Act accounts or accounts with automatic investing plans and $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services   To help make investing with us as easy as possible, and to help you build your investments, we offer the following
                   special services.
                   -------------------------------------------------------------
                   Automatic        The Automatic Investing Plan allows you to
                   Investing Plan   make regular monthly or quarterly
                                    investments directly from your checking
                                    account.

                   Direct Deposit   With Direct Deposit you can make additional
                                    investments through payroll deductions,
                                    recurring government or private payments such as social security or direct transfers from your bank account.

Volatility
--------------------------------------------------------------------------------
The tendency of an investment to go up
or down in value by different
magnitudes. Investments that generally
go up or down in value in relatively
small amounts are considered "low
volatility" investments, whereas those
investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Special services
(continued)---------------------------------------------------------------------

Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend
Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a front-end or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.


MoneyLine(SM)
On Demand Service


Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine
Direct Deposit Service

Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic
Withdrawal Plan

Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends,
distributions and
taxes

Dividends and capital gains, if any, are paid twice a year. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management
considerations

Investments by fund of funds

The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights


                                                                                                                            Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Year ended
                                                                                                                               6/30
The Financial              Delaware Trend Fund                              2000        1999        1998         1997          1996
highlights table is        --------------------------------------------------------------------------------------------------------
intended to help you        Net asset value, beginning of period          $19.630     $18.550      $16.730     $18.160      $14.210
understand the Fund's
financial performance.      Income (loss) from investment operations:
All "per share"
information reflects        Net investment loss(2)                         (0.188)     (0.140)      (0.126)     (0.075)      (0.127)
financial results for a
single Fund share. This     Net realized and unrealized gain
information has been           on investments                              11.333       3.820        3.886       0.155        4.977
audited by Ernst &                                                        -------     -------      -------     -------      -------
Young LLP, whose            Total from investment operations               11.145       3.680        3.760       0.080        4.850
report, along with the                                                    -------     -------      -------     -------      -------
Fund's financial            Less distributions:
statements, is included
in the Fund's annual        Distributions from net realized
report, which is               gain on investments                         (2.975)     (2.600)      (1.940)     (1.510)      (0.900)
available upon request                                                    -------     -------      -------     -------      -------
by calling                  Total distributions                            (2.975)     (2.600)      (1.940)     (1.510)      (0.900)
800.523.1918.                                                             -------     -------      -------     -------      -------
                            Net asset value, end of period                $27.800     $19.630      $18.550     $16.730      $18.160
                                                                          =======     =======      =======     =======      =======
                            Total return(3)                                63.86%      24.76%       23.97%       1.67%       35.53%

                            Ratios and supplemental data:

                            Net assets, end of period (000 omitted)      $922,398    $504,007     $469,152    $428,309     $497,188

                            Ratio of expenses to average net assets         1.29%       1.45%        1.34%       1.34%        1.31%

                            Ratio of net investment loss to
                               average net assets                          (0.80%)     (0.87%)      (0.70%)     (0.47%)      (0.79%)

                            Portfolio turnover                                77%         86%         114%        115%          90%
                            -------------------------------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                      Net investment
     How to read the  income (loss)           Net realized and unrealized gain on investments       Net asset value (NAV)
Financial highlights  -------------------------------------------------------------------------------------------------------------
                      Net investment          A realized gain occurs when we sell an investment     This is the value of
                      income (loss)           at a profit, while a realized loss occurs when we     a mutual fund share,
                      includes dividend       sell an investment at a loss. When an investment      calculated by
                      and interest income     increases or decreases in value but we do not sell    dividing the net
                      earned from a fund's    it, we record an unrealized gain or loss. The         assets by the number
                      investments; it is      amount of realized gain per share that we pay to      of shares
                      after expenses have     shareholders is listed under "Less                    outstanding.
                      been deducted.          distributions-Distributions from net realized gain
                                              on investments."

18

------------------------------------------------------------             ---------------------------------------------------------
                                                     Class B                                                               Class C
------------------------------------------------------------             ---------------------------------------------------------
                                                                                                                            Period
                                                  Year ended                                               Year ended   11/29/95(1)
                                                        6/30                                                     6/30      through
   2000           1999        1998         1997         1996                 2000        1999        1998        1997      6/30/96
------------------------------------------------------------             ---------------------------------------------------------
  $18.75        $17.960     $16.370      $17.920     $14.130              $19.010     $18.170      $16.540     $18.090     $15.460


  (0.348)        (0.248)     (0.252)      (0.189)     (0.248)              (0.353)     (0.250)      (0.255)     (0.197)     (0.253)


  10.753          3.638       3.782        0.149       4.938               10.918       3.690        3.825       0.157       3.233
 -------        -------     -------      -------     -------              -------     -------      -------     -------     -------
  10.405          3.390       3.530       (0.040)      4.690               10.565       3.440        3.570      (0.040)      2.980
 -------        -------     -------      -------     -------              -------     -------      -------     -------     -------

  (2.975)        (2.600)     (1.940)      (1.510)     (0.900)              (2.975)     (2.600)      (1.940)     (1.510)     (0.350)
 -------        -------     -------      -------     -------              -------     -------      -------     -------     -------
  (2.975)        (2.600)     (1.940)      (1.510)     (0.900)              (2.975)     (2.600)      (1.940)     (1.510)     (0.350)
 -------        -------     -------      -------     -------              -------     -------      -------     -------     -------
 $26.180        $18.750     $17.960      $16.370     $17.920              $26.600     $19.010      $18.170     $16.540     $18.090
 =======        =======     =======      =======     =======              =======     =======      =======     =======     =======
  62.74%         23.83%      23.09%        0.96%      34.55%               62.72%      23.82%       23.09%       0.95%      19.66%


$231,856        $86,463     $71,470      $55,047     $35,090              $74,924     $20,566      $14,259     $11,447      $6,359

   2.01%          2.17%       2.09%        2.09%       2.06%                2.01%       2.17%        2.09%       2.09%       2.06%


  (1.52%)        (1.59%)     (1.45%)      (1.25%)     (1.54%)              (1.52%)     (1.59%)      (1.45%)     (1.28%)     (1.54%)

     77%            86%        114%         115%         90%                  77%         86%         114%        115%         90%
------------------------------------------------------------             ---------------------------------------------------------






                                                                                    Ratio of net
                                                          Ratio of expenses to      investment loss to
Total return                       Net assets             average net assets        average net assets       Portfolio turnover
---------------------------------------------------------------------------------------------------------------------------------
This represents the rate that      Net assets represent   The expense ratio is      We determine this        This figure tells
an investor would have earned      the total value of     the percentage of         ratio by dividing        you the amount of
or lost on an investment in a      all the assets in a    net assets that a         net investment           trading activity in
fund. In calculating this          fund's portfolio,      fund pays annually        income by average        a fund's portfolio.
figure for the financial           less any               for operating             net assets.              For example, a fund
highlights table, we include       liabilities, that      expenses and                                       with a 50% turnover
applicable fee waivers,            are attributable to    management fees.                                   has bought and sold
exclude front-end and              that class of the      These expenses                                     half of the value of
contingent deferred sales          fund.                  include accounting                                 its total investment
charges, and assume the                                   and administration                                 portfolio during the
shareholder has reinvested all                            expenses, services                                 stated period.
dividends and realized gains.                             for shareholders,
                                                          and similar
                                                          expenses.


                                    [GRAPHIC]


                       This page intentionally left blank

Delaware
Trend Fund

 Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

 You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http//www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 1.202.942.8090.

 Web site

 www.delawareinvestments.com

 E-mail

 service@delinvest.com

 Shareholder Service Center

 800.523.1918

 Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

oFor fund information; literature; price, yield and performance figures.

oFor information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

 Delaphone Service

 800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

 Investment Company Act file number: 811-1485

 Trend Fund Symbols

                                CUSIP         NASDAQ
                                -----         ------
 Class A                      245905104       DELTX
 Class B                      245905302       DERBX
 Class C                      245905401       DETCX

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

(J 6194)
P-003 [--] PP 8/00

DELAWARE(SM)
INVESTMENTS
=====================
Philadelphia o London


Delaware
Trend Fund

Institutional Class


Prospectus August 29, 2000


Growth of Capital Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

 ................................................................................
Fund profile                                                              page 2
Delaware Trend Fund                                                            2
 ................................................................................
How we manage the Fund                                                    page 4
Our investment strategies                                                      4
The securities we typically invest in                                          5
The risks of investing in the Fund                                             6
 ................................................................................
Who manages the Fund                                                      page 7
Investment manager                                                             7
Portfolio managers                                                             7
Fund administration (Who's who)                                                8
 ................................................................................
About your account                                                        page 9
Investing in the Fund                                                          9
How to buy shares                                                             10
How to redeem shares                                                          12
Account minimum                                                               13
Exchanges                                                                     13
Dividends, distributions and taxes                                            13
Certain management considerations                                             13
 ................................................................................
Financial highlights                                                     page 14

Profile: Delaware Trend Fund


What is the Fund's goal?

Delaware Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. Although the Fund will strive to meet its goals, there is no assurance that it will.


Who should invest in the Fund

o Investors with long-term financial goals.

o Investors seeking an investment primarily in common stocks.

o Investors seeking exposure to the capital appreciation opportunities of small, growth-oriented companies.

Who should not invest in the Fund

o Investors with short-term financial goals.

o Investors whose primary goal is current income.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


What are the Fund's main investment strategies?
We invest primarily in stocks of small, growth-oriented or emerging companies that we believe are responsive to changes within the marketplace and which we believe have the fundamental characteristics to support continued growth. As these companies grow, we will normally hold their stocks until we believe they have achieved their growth potential or until we find what we believe to be better growth opportunities.


The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization and cashflows as we strive to determine how attractive a company is relative to other companies.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. In addition, the companies that the Delaware Trend Fund invests in may involve greater risk due to their size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

How has the Fund performed?
--------------------------------------------------------------------------------
                                 Year-by-year total return (Institutional Class)

 -24.61%   74.35%    22.50%    22.69%    -9.79%    42.90%    10.87%    19.86%    13.84%    71.82%

  1990      1991      1992      1993      1994      1995      1996      1997      1998      1999


This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years as well as the average annual returns for the one-, five-, and ten-year periods. The Delaware Trend Fund Institutional Class commenced operations on November 23, 1992. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of the Delaware Trend Fund A Class and eliminating all sales charges that apply to Class A shares.

However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance does not necessarily indicate how it will perform in the future. Returns for 1999 were unusually high and cannot be sustained. Investors should be aware that these returns were primarily achieved during favorable conditions, especially within in the technology sector.

As of June 30, 2000 the Fund`s Institutional Class shares had a calendar year-to-date return of 15.44%. During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was 35.09% for the quarter ended December 31, 1999 and its lowest quarterly return was -32.67% for the quarter ended September 30, 1990.

--------------------------------------------------------------------------------
                               Average annual return for periods ending 12/31/99

                                                                    Russell 2000
                                           Institutional Class      Growth Index
1 year                                                  71.82%            43.09%
5 years                                                 30.01%            18.99%
10 years                                                20.80%            13.51%

The Fund's returns are compared to the performance of the Russell 2000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

What are the Fund's fees and expenses?
------------------------------------------------------------------------------------------------------------------------------------
You do not pay sales charges directly        Maximum sales charge (load) imposed on
from your investments when you buy or         purchases as a percentage of offering price                                       none
sell shares of the Institutional Class.
                                             Maximum contingent deferred sales charge
                                              (load) as a percentage of original purchase
                                              price or redemption price, whichever is lower                                     none

                                             Maximum sales charge (load) imposed on
                                              reinvested dividends                                                              none

                                             Redemption fees                                                                    none

                                             Exchange fees(1)                                                                   none

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are           Management fees                                                                   0.73%
deducted from the Fund's assets.
                                             Distribution and service (12b-1) fees                                              none

                                             Other expenses                                                                    0.28%

                                             Total operating expenses                                                          1.01%


This example is intended to help you         1 year                         $103
compare the cost of investing in the         3 years                        $322
Fund to the cost of investing in other       5 years                        $558
mutual funds with similar investment         10 years                     $1,236
objectives. We show the cumulative
amount of Fund expenses on a
hypothetical investment of $10,000 with
an annual 5% return over the time
shown.(2) This is an example only, and
does not represent future expenses,
which may be greater or less than those
shown here.


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Our investment strategies


We strive to identify small companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. In striving to identify such companies, we will evaluate a company's managerial skills, product development and sales and earnings. Companies in the early stages of their development often offer the greatest opportunities for rising share prices. The key to investing successfully in small companies is to invest in them before their stock price matches their growth potential. In striving to do this, Delaware Trend Fund studies:


o the operational history of the company;

o its strategic focus; and

o its competitive environment.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization and cashflows as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.


The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.



How to use
this glossary

The glossary includes
definitions of investment
terms used throughout the          Glossary A-D   Amortized cost                             Capital            Capital appreciation
Prospectus. If you would like                     ----------------------------------------------------------------------------------
to know the meaning of an                         Amortized cost is a method used to         The amount         An increase in
investment term that is not                       value a fixed-income security that         of money           the value of an
explained in the text please                      starts with the face value of the          you invest.        investment.
check the glossary.                               security and then adds or subtracts
                                                  from that value depending on whether
                                                  the purchase price was greater or less
                                                  than the value of the security at
                                                  maturity. The amount greater or less
                                                  than the par value is divided equally
                                                  over the time remaining until
                                                  maturity.


4


The securities we     Stocks offer investors the potential for capital
typically invest in   appreciation and may pay dividends as well.


------------------------------------------------------------------------------------------------------------------------------------
                  Securities                                                            How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Delaware Trend Fund
                                                                 -------------------------------------------------------------------
Common stocks: Securities that represent shares of               Generally, we invest 85% to 100% of net assets in common stock with
ownership in a corporation. Stockholders participate in          at least 65% in small, growth-oriented companies.
the corporation's profits and losses proportionate to the
number of shares they own.

American Depositary Receipts: ADRs are issued by a U.S.          We may hold ADRs when we believe they offer greater appreciation
bank and represent the bank's holdings of a stated number        potential than U.S. securities.
of shares of a foreign corporation. An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.

Repurchase agreements: An agreement between a buyer, such        Typically, we use repurchase agreements as a short-term investment
as the Fund, and a seller of securities in which the             for the Fund's cash position. In order to enter into these
seller agrees to buy the securities back within a                repurchase agreements, the Fund must have collateral of at least
specified time at the same price the buyer paid for them,        102% of the repurchase price. The Fund will only enter into
plus an amount equal to an agreed upon interest rate.            repurchase agreements in which the collateral is comprised of U.S.
Repurchase agreements are often viewed as equivalent to          government securities.
cash.

Restricted securities: Privately placed securities whose         We may invest in privately placed securities including those that
resale is restricted under securities law.                       are eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A
                                                                 Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid
                                                                 securities, which is described below.

Illiquid securities: Securities that do not have a ready         We may invest up to 10% of net assets in illiquid securities,
market, and cannot be easily sold within seven days at           including repurchase agreements with maturities of over seven days.
approximately the price that a fund has valued them.
------------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities, including convertible securities, warrants, preferred stocks, and bonds. The Fund may invest a portion of its net assets in foreign securities directly, although we have no present intention of doing so. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Lending securities The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.


Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.


Temporary defensive positions In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. To the extent that the Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for investors.

Capital gains distributions       Compounding             Consumer Price Index (CPI)      Cost basis                Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Payments to mutual fund           Earnings on an          Measurement of U.S.             The original              A decline in
shareholders of profits           investment's            inflation; represents           purchase price of an      an investment's
(realized gains) from the         previous earnings.      the price of a basket           investment, used in       value.
sale of a fund's portfolio                                of commonly purchased           determining capital
securities. Usually paid                                  goods.                          gains and losses.
once a year; may be either
short-term gains or
long-term gains.


The risks of investing  Investing in any mutual fund involves risk, including
in the Fund             the risk that you may receive little or no return on
                        your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


------------------------------------------------------------------------------------------------------------------------------------
                    Risks                                                              How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Delaware Trend Fund
                                                                 -------------------------------------------------------------------
Market risk is the risk that all or a majority of the            We maintain a long-term investment approach and focus on stocks we
securities in a certain market--like the stock or bond           believe can appreciate over an extended time frame regardless of
market--will decline in value because of factors such as         interim market fluctuations. We do not try to predict overall stock
economic conditions, future expectations or investor             market movements and though we may hold securities for any amount
confidence.                                                      of time, we typically do not trade for short-term purposes.

Industry and security risk is the risk that the value of         We limit the amount of the Fund's assets invested in any one
securities in a particular industry or the value of an           industry and in any individual security. We also follow a rigorous
individual stock or bond will decline because of changing        selection process before choosing securities and continuously
expectations for the performance of that industry or for         monitor them while they remain in the portfolio.
the individual company issuing the stock.

Small company risk is the risk that prices of smaller            The Fund maintains a well-diversified portfolio, selects stocks
companies may be more volatile than larger companies             carefully and monitors them continuously.
because of limited financial resources or dependence on
narrow product lines.

Interest rate risk is the risk that securities will              We analyze each company's financial situation and its cash flow to
decrease in value if interest rates rise. The risk is            determine the company's ability to finance future expansion and
generally associated with bonds; however, because smaller        operations. The potential effect that rising interest rates might
companies often borrow money to finance their operations,        have on a stock is taken into consideration before the stock is
they may be adversely affected by rising interest rates.         purchased.

Foreign risk is the risk that foreign securities may be          We typically invest only a small portion of the Fund's portfolio in
adversely affected by political instability, changes in          foreign corporations indirectly through American Depositary
currency exchange rates, foreign economic conditions or          Receipts. We may invest directly in foreign securities, but
inadequate regulatory and accounting standards.                  currently do not intend to. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on a U.S.
                                                                 exchange.

Liquidity risk is the possibility that securities cannot         We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a fund has valued them.
------------------------------------------------------------------------------------------------------------------------------------




D-M    Diversification                    Dividend distribution                       Expense ratio
       -----------------------------------------------------------------------------------------------------------------------------
       The process of spreading           Payments to mutual fund shareholders        A mutual fund's total operating expenses,
       investments among a number         of dividends passed along from the          expressed as a percentage of its total net
       of different securities,           fund's portfolio of securities.             assets. Operating expenses are the costs of
       asset classes or investment                                                    running a mutual fund, including management
       styles to reduce the risks                                                     fees, offices, staff, equipment and expenses
       of investing.                                                                  related to maintaining the fund's portfolio of
                                                                                      securities and distributing its shares. They
                                                                                      are paid from the fund's assets before any
                                                                                      earnings are distributed to shareholders.

Who manages the Fund


Investment  The Fund is managed by Delaware Management Company, a series of manager Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.73% as a percentage of average daily net assets for the last fiscal year.

Portfolio   Gerald S. Frey has primary responsibility for making day-to-day
managers    decisions for the Fund. When making decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern,
            Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs.

            Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Fund since March 1997 and was co-manager from June 1996 to March 1997.

            Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small cap growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA degree from Duke University.

            John A. Heffern, Vice President/Portfolio Manager, earned a bachelor's degree and an MBA degree at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research in NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

            Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in investment portfolio management and financial economics from Pace University.

            Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in economics and an MBA degree with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

            Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.



Financial adviser             Inflation               Investment goal         Management fee          Market capitalization
------------------------------------------------------------------------------------------------------------------------------------
Financial professional        The increase in the     The objective, such     The amount paid by a    The value of a corporation
(e.g., broker, banker,        cost of goods and       as long-term capital    mutual fund to the      determined by multiplying the
accountant, planner or        services over time.     growth or high          investment adviser      current market price of a
insurance agent) who          U.S. inflation is       current income, that    for management          share of common stock by the
analyzes clients' finances    frequently measured     a mutual fund           services, expressed     number of shares held by
and prepares personalized     by changes in the       pursues.                as an annual            shareholders. A corporation
programs to meet              Consumer Price Index                            percentage of the       with one million shares
objectives.                   (CPI).                                          fund's average daily    outstanding and the market
                                                                              net assets.             price per share of $10 has a
                                                                                                      market capitalization of $10
                                                                                                      million.

Who's who?  This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.


                                                 Board of Trustees
                                                         |
     Investment manager                                  |                                        Custodian
Delaware Management Company ------------------------- The Fund -------------------------- The Chase Manhattan Bank
    One Commerce Square                      |                                    |       4 Chase Metrotech Center
  Philadelphia, PA 19103                     |                                    |          Brooklyn, NY 11245
                |                            |                                    |
                |                            |                                    |
                |                       Distributor                           Service agent
   Portfolio managers           Delaware Distributors, L.P.           Delaware Service Company, Inc.
(see page 7 for details)            1818 Market Street                    1818 Market Street
                                  Philadelphia, PA 19103                 Philadelphia, PA 19103
                                                         |             |
                                                         |             |
                                                         |             |
                                                           Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.


Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.


Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.


Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.


Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.


N-R    NASD Regulation, Inc. (NASD)              Net asset value (NAV)           Preferred stock
       -----------------------------------------------------------------------------------------------------------------------------
       A self-regulating organization,           The daily dollar value of       Preferred stock has preference over common
       consisting of brokerage firms             one mutual fund share.          stock in the payment of dividends and
       (including distributors of mutual         Equal to a fund's net assets    liquidation of assets. Preferred stocks also often
       funds), that is responsible for           divided by the number of        pay dividends at a fixed rate and are sometimes
       overseeing the actions of its members.    shares outstanding.             convertible into common stock.

About your account

Investing in
the Fund

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans


o tax-exempt employee benefit plans of the Fund's manager or its affiliates and of securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients


Price-to-earnings ratio    Principal               Prospectus                Redeem                Risk
--------------------------------------------------------------------------------------------------------------------------------
A measure of a             Amount of money you     The official              To cash in your       Generally defined as
stock's value              invest (also called     offering document         shares by selling     variability of
calculated by              capital). Also          that describes a          them back to the      value; also credit
dividing the current       refers to a bond's      mutual fund,              mutual fund.          risk, inflation
market price of a          original face value,    containing                                      risk, currency and
share of stock by          due to be repaid at     information required                            interest rate risk.
its annual earnings        maturity.               by the SEC, such as                             Different
per share. A stock                                 investment                                      investments involve
selling for $100 per                               objectives,                                     different types and
share with annual                                  policies, services                              degrees of risk.
earnings per share                                 and fees.
of $5 has a P/E of
20.



How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.



                                                                                     SEC (Securities and
R-S     Russell 2000 Growth Index            Sales charge                            Exchange Commission)
    -----------------------------------------------------------------------------------------------------------------------------
        Russell 2000 Growth Index            Charge on the purchase or               Federal agency established by
        measures the performance of          redemption of fund shares sold          Congress to administer the
        those Russell 2000 companies         through financial advisers.             laws governing the securities
        with higher price-to-book            May vary with the amount                industry, including mutual
        ratios and higher forecasted         invested. Typically used to             fund companies.
        growth values. These stocks          compensate advisers for advice
        are selected from the 2000           and service provided.
        smallest companies in the
        Russell 3000 Index, which
        represent approximately 10% of
        the total market
        capitalization of the Russell
        3000 Index.

How to buy shares
(continued)


The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.



                                                                        Statement of Additional
Share classes          Signature guarantee     Standard deviation       Information (SAI)            Stock
---------------------------------------------------------------------------------------------------------------------------------
Different              Certification by a      A measure of an          The document serving         An investment that
classifications of     bank, brokerage firm    investment's             as "Part B" of a             represents a share
shares; mutual fund    or other financial      volatility; for          fund's prospectus            of ownership
share classes offer    institution that a      mutual funds,            that provides more           (equity) in a
a variety of sales     customer's signature    measures how much a      detailed information         corporation. Stocks
charge choices.        is valid; signature     fund's total return      about the fund's             are often referred
                       guarantees can be       has typically varied     organization,                to as equities.
                       provided by members     from its historical      investments,
                       of the STAMP            average.                 policies and risks.
                       program.


How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]


By mail
You can redeem your shares (sell them back to the fund) by mail by writing to: Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when you request redemption proceeds to be sent to an address other than the address of record on an account.


[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.



T-V     Total return                                          Volatility
     ---------------------------------------------------------------------------------------------------------------------
        An investment performance measurement, expressed      The tendency of an investment to go up or down in
        as a percentage, based on the combined earnings       value by different magnitudes. Investments that
        from dividends, capital gains and change in price     generally go up or down in value in relatively
        over a given period.                                  small amounts are considered "low volatility"
                                                              investments, whereas those investments that
                                                              generally go up or down in value in relatively
                                                              large amounts are considered "high volatility"
                                                              investments.

How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum


If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges

You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions
and taxes

Dividends and capital gains, if any, are paid twice a year. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from this Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management
considerations

Investments by fund of funds

The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

                                                                                                                 Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Year ended 6/30
The Financial            Delaware Trend Fund                                 2000        1999        1998        1997         1996
highlights table is      -----------------------------------------------------------------------------------------------------------
intended to help you      Net asset value, beginning of period            $ 20.080     $18.870     $16.950    $ 18.330     $ 14.300
understand the Fund's     Income (loss) from investment operations:
financial performance.    Net investment loss(1)                            (0.121)     (0.095)     (0.082)     (0.034)      (0.087)
All "per share"           Net realized and unrealized gain
information reflects          on investments                                11.646       3.905       3.942       0.164        5.017
financial results for                                                     --------     -------     -------    --------     --------
a single Fund share.      Total from investment operations                  11.525       3.810       3.860       0.130        4.930
This information has                                                      --------     -------     -------    --------     --------
been audited by Ernst     Less distributions:
& Young LLP, whose        Distributions from net realized
report, along with           gain on investments                            (2.975)     (2.600)     (1.940)     (1.510)      (0.900)
the Fund's financial                                                      --------     -------     -------    --------     --------
statements, is            Total distributions                               (2.975)     (2.600)     (1.940)     (1.510)      (0.900)
included in the                                                           --------     -------     -------    --------     --------
Fund's annual report,     Net asset value, end of period                  $ 28.630     $20.080     $18.870    $ 16.950     $ 18.330
which is available                                                        ========     =======     =======    ========     ========
upon request by           Total return(2)                                   64.37%      25.07%      24.35%       1.94%       35.88%
calling 800.523.1918.     Ratios and supplemental data:
                          Net assets, end of period (000 omitted)         $257,834     $64,615     $61,275    $120,319     $150,695
                          Ratio of expenses to average net assets            1.01%       1.17%       1.09%       1.08%        1.06%
                          Ratio of net investment loss to
                             average net assets                             (0.52%)     (0.59%)     (0.45%)     (0.21%)      (0.54%)
                          Portfolio turnover                                   77%         86%        114%        115%          90%
                         -----------------------------------------------------------------------------------------------------------


(1) Per share information was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

How to read
the Financial
highlights
                --------------------------------------------------------------------------------------------------------------------
                Net investment income         Net asset value (NAV)         Ratio of expenses to          Portfolio turnover
                (loss)                        This is the value of a        average net assets            This figure tells you the
                Net investment income         mutual fund share,            The expense ratio is the      amount of trading activity
                (loss) includes dividend      calculated by dividing the    percentage of net assets      in a fund's portfolio. For
                and interest income earned    net assets by the number      that a fund pays annually     example, a fund with a 50%
                from a fund's investments;    of shares outstanding.        for operating expenses and    turnover has bought and
                it is after expenses have                                   management fees. These        sold half of the value of
                been deducted.                Total return                  expenses include              its total investment
                                              This represents the rate      accounting and                portfolio during the
                Net realized and              that an investor would        administration expenses,      stated period.
                unrealized gain on            have earned or lost on an     services for shareholders,
                investments                   investment in a fund. In      and similar expenses.
                A realized gain on            calculating this figure
                investments occurs when we    for the financial             Ratio of net investment
                sell an investment at a       highlights table, we          loss to average net assets
                profit, while a realized      include applicable fee        We determine this ratio by
                loss on investments occurs    waivers and assume the        dividing net investment
                when we sell an investment    shareholder has reinvested    income by average net
                at a loss. When an            all dividends and realized    assets.
                investment increases or       gains.
                decreases in value but we
                do not sell it, we record     Net assets
                an unrealized gain or         Net assets represent the
                loss. The amount of           total value of all the
                realized gain per share       assets in a fund's
                that we pay to                portfolio, less any
                shareholders is listed        liabilities, that are
                under "Less distributions-    attributable to that class
                Distributions from net        of the fund.
                realized gain on
                investments."

                             DELAWARE(SM)
                             INVESTMENTS
                             ---------------------
                             Philadelphia o London


                       This page intentionally left blank

Delaware
Trend Fund


Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http//www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 1.202.942.8090.


Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Registrant's Investment Company Act file number: 811-1485

Delaware Trend Fund Symbols
                                      CUSIP                    NASDAQ
                                      -----                    ------
Institutional Class                 245905203                  DGTIX


DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London



P-___[--] PP 8/00

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London






Delaware
Technology and
Innovation Fund

Institutional Class

Prospectus August 29, 2000



[GRAPHIC OMITTED: ILLUSTRATION OF MAN CUTTING HEDGE]

Growth of Capital Fund






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

 .................................................................
Fund profile                                               page 2
Delaware Technology and Innovation Fund                         2
 .................................................................
How we manage the Fund                                     page 4
Our investment strategies                                       4
The securities we typically invest in                           5
The risks of investing in the Fund                              7
 .................................................................
Who manages the Fund                                       page 9
Investment manager                                              9
Portfolio managers                                              9
Fund administration (Who's who)                                10
 .................................................................
About your account                                        page 11
Investing in the Fund                                          11
How to buy shares                                              12
How to redeem shares                                           14
Account minimum                                                15
Exchanges                                                      15
Dividends, distributions and taxes                             15
Certain management considerations                              15
 .................................................................
Financial highlights                                      page 16

Profile: Delaware Technology and Innovation Fund

What is the Fund's goal?

Delaware Technology and Innovation Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

o  Investors with long-term financial goals.

o  Investors seeking an investment primarily in common stocks.

o Investors seeking exposure to the capital appreciation opportunities of companies believed to benefit from technological advances and improvements.

Who should not invest in the Fund

o  Investors with short-term financial goals.

o  Investors whose primary goal is current income.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

o Investors unwilling to accept the risks of a non-diversified, more concentrated fund focusing on companies believed to benefit from technological advances and improvements.

What are the Fund's main investment strategies? We invest primarily in stocks we believe will benefit from technological advances and improvements. We strive to identify companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

The Fund uses a bottom-up approach to stock selection that seeks companies that are market leaders, have strong product cycles, innovative concepts or may benefit from industry trends. We look at estimated growth rates, market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. Although the Fund will not invest more than 25% of its net assets in any one industry, the Fund will be highly concentrated in the industries that are poised to benefit from technology or from innovations that may indirectly benefit from technology. Therefore, the Fund may be particularly sensitive to changes in the general market and economic conditions that affect those industries. Companies in the rapidly changing field of technology and in the fields that may benefit from innovation and technology often face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is likely to be much more volatile than one with exposure to a greater variety of industries, especially in the short run.

In addition, the Fund may invest in smaller companies that involve greater risk than other companies due to their size, narrow product lines, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience more volatile price fluctuations, especially over the short term.

Delaware Technology and Innovation Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.

For a more complete discussion of risk, please turn to page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

What are the Fund's fees and expenses?


--------------------------------------------------------------------------------------------------------------
Sales charges are fees paid                 Maximum sales charge (load) imposed on
directly from your investments                 purchases as a percentage of offering price               none
when you buy or sell shares of              Maximum contingent deferred sales charge (load)
the Fund.                                      as a percentage of original purchase price or
                                               redemption price, whichever is lower                      none
                                            Maximum sales charge (load) imposed on
                                               reinvested dividends                                      none
                                            Redemption fees                                              none
                                            Exchange fees(1)                                             none
--------------------------------------------------------------------------------------------------------------
Annual fund operating expenses              Management fees                                             0.75%
are deducted from the Fund's                Distribution and service (12b-1) fees                        none
assets.                                     Other expenses                                              0.78%
                                            Total operating expenses                                    1.53%
                                            Fee waivers and payments(2)                                (0.33%)
                                            Net expenses                                                1.20%
--------------------------------------------------------------------------------------------------------------
This example is intended to                 1 year                                                       $122
help you compare the cost of                3 years                                                      $451
investing in the Fund to the                5 years                                                      $803
cost of investing in other                  10 years                                                   $1,795
mutual funds with similar
investment objectives. We show
the cumulative amount of Fund
expenses on a hypothetical
investment of $10,000 with an
annual 5% return over the time
shown(3) This is an example
only, and does not represent
future expenses, which may be
greater or less than those
shown here.


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to waive fees and pay expenses through August 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for year one and the total operating expenses without expense waivers for years two through ten.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. The following describes how the portfolio managers pursue the Fund's investment goal.

We strive to identify companies of any size that offer above-average opportunities for long-term price appreciation. At least 65% of the Fund's assets will be invested in common stocks issued by companies that we believe are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. In striving to identify such companies, we will evaluate a company's managerial skills, strategic focus, product development, position in its industry or relevant markets, and innovative concepts.

Some industries likely to be represented in the portfolio are:

o  computer software and hardware;

o  semiconductor, minicomputers and peripheral equipment;

o  telecommunication, media and information services;

o  environmental services, chemicals and synthetic materials;

o  defense and commercial electronics;

o  data storage and retrieval; and

o  biotechnology, health care and medical supplies.

The Fund uses a bottom-up approach to stock selection. We look at estimated growth rates, market capitalization and cash flows of individual companies as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

How to use
this glossary

The glossary includes       Glossary A-C   Amortized cost                                         Capital
definitions of investment                -------------------------------------------------------------------------------------
terms used throughout the                  Amortized cost is a method used to value a             The amount of
Prospectus. If you would                   fixed-income security that starts with the face        money you invest.
like to know the meaning                   value of the security and then adds or subtracts
of an investment term                      from that value depending on whether the purchase
that is not explained in                   price was greater or less than the value of the
the text please check the                  security at maturity. The amount greater or less
glossary.                                  than the par value is divided equally over the
                                           time remaining until maturity.

The securities we
typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

----------------------------------------------------------------------------------------------------------------------------------
Securities                                                       How we use them
----------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of ownership     We invest at least 65% of the Fund's total assets in equity
in a corporation. Stockholders participate in the                securities (including common stocks and convertible
corporation's profits and losses proportionate to the number     securities). Generally, however, we invest 85% to 100% of
of shares they own.                                              net assets in common stock. The Fund may invest in common
                                                                 stocks of any market capitalization.


Foreign securities and American Depositary Receipts:             Although the Fund may invest up to 25% of its net assets in
Securities of foreign entities issued directly or, in the        foreign securities, we have no present intention of doing
case of American Depositary Receipts, through a U.S. bank.       so. We may invest without limit in ADRs and will do so when
ADRs represent a bank's holdings of a stated number of           we believe they offer greater value and greater appreciation
shares of a foreign corporation. An ADR entitles the holder      potential than U.S. securities.
to all dividends and capital gains earned by the underlying
foreign shares. ADRs are bought and sold the same as U.S.
securities.


Convertible securities: Usually preferred stocks or              The Fund may invest in convertible securities and selects
corporate bonds that can be exchanged for a set number of        them on the basis of the common stock into which they can be
shares of common stock at a predetermined price.                 converted, not on the basis of the debt ratings of the
                                                                 convertible securities.


Repurchase agreements: An agreement between a buyer, such as     Typically, the Fund uses repurchase agreements as a
the Fund, and seller of securities in which the seller           short-term investment for the Fund's cash position. In order
agrees to buy the securities back within a specified time at     to enter into these repurchase agreements, the Fund must
the same price the buyer paid for them, plus an amount equal     have collateral of at least 102% of the repurchase price.
to an agreed upon interest rate. Repurchase agreements are       The Fund may not have more than 10% of its assets in
often viewed as equivalent to cash.                              repurchase agreements with maturities of over seven days.
                                                                 The Fund will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.


Restricted securities: Privately placed securities whose         We may invest in privately placed securities including those
resale is restricted under securities law.                       that are eligible for resale only among certain
                                                                 institutional buyers without registration, which are
                                                                 commonly known as Rule 144A Securities.


Options and futures: Options represent a right to buy or         If we have stocks that appreciated in price, we may want to
sell a security at an agreed upon price at a future date.        protect those gains when we anticipate adverse conditions.
The purchaser of an option may or may not choose to go           We might use options or futures to neutralize the effect of
through with the transaction.                                    any price declines, without selling the security. We might also use options or futures to gain exposure to a particular
Futures contracts are agreements for the purchase or sale of     market segment without purchasing individual securities in
securities at a specified price, on a specified date. Unlike     that segment. We might use this approach if we had excess
an option, a futures contract must be executed unless it is      cash that we wanted to invest quickly.
sold before the settlement date.
                                                                 We might use covered call options if we believe that doing
Certain options and futures may be considered to be              so would help the Fund to meet its investment objective.
derivative securities.
                                                                 Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.


Illiquid securities: Securities that do not have a ready         The Fund may invest no more than 15% of net assets in
market, and cannot be easily sold within seven days at           illiquid securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
----------------------------------------------------------------------------------------------------------------------------------


Capital
appreciation            Capital gains distributions    Compounding             Consumer Price Index (CPI)  Cost basis
-----------------------------------------------------------------------------------------------------------------------------------
An increase in the      Payments to mutual fund        Earnings on an          Measurement of U.S.         The original purchase
value of an investment. shareholders of profits        investment's previous   inflation; represents the   price of an investment,
                        (realized gains) from the      earnings.               price of a basket of        used in determining
                        sale of a fund's                                       commonly purchased goods.   capital gains and losses.
                        portfolio securities.
                        Usually paid once a year;
                        may be either short-term
                        gains or long-term gains.

The Fund may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as other securities in which the Fund may invest.

Lending securities The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund will have an annual portfolio turnover of more than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in increased transaction costs and tax liability for investors.


                                                             Dividend
D-M     Depreciation           Diversification               distribution                 Expense ratio
     ----------------------------------------------------------------------------------------------------------------------------
        A decline in an        The process of spreading      Payments to mutual fund      A mutual fund's total operating
        investment's value.    investments among a           shareholders of dividends    expenses, expressed as a percentage
                               number of different           passed along from the        of its total net assets. Operating
                               securities, asset classes     fund's portfolio of          expenses are the costs of running a
                               or investment styles to       securities.                  mutual fund, including management
                               reduce the risks of                                        fees, offices, staff, equipment and
                               investing.                                                 expenses related to maintaining the
                                                                                          fund's portfolio of securities and
                                                                                          distributing its shares. They are
                                                                                          paid from the fund's assets before
                                                                                          any earnings are distributed to
                                                                                          shareholders.

6

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-----------------------------------------------------------------------------------------------------------------------------------
Risks                                             How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a             We maintain a long-term approach and focus on securities that we
majority of the securities in a certain           believe can continue to provide returns over an extended period of
market-like the stock or bond                     time regardless of interim market fluctuations. Generally, we do not
market-will decline in value because of           try to predict overall market movements or trade for short-term
factors such as economic conditions,              purposes.
future expectations or investor
confidence.


Industry and security risk is the risk            Although the Fund will not invest more than 25% of its net assets in
that the value of securities in a                 one industry, it will concentrate its investments in companies that we
particular industry or the value of an            believe will benefit from technological advances and innovation. As a
individual stock or bond will decline             result, the value of Fund shares can be expected to fluctuate in
because of changing expectations for the          response to factors affecting the industries in which these companies
performance of that industry or for the           operate, and may fluctuate more widely than a fund that invests in a
individual company issuing the stock.             broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies.

                                                  To seek to reduce these risks, we limit the amount of the Fund's assets invested in any one industry and we follow a rigorous selection process before choosing securities for the Fund.


Interest rate risk is the risk that               The Fund can invest in small or mid-cap companies and we seek to
securities, particularly bonds with               address the potential interest rate risks associated with those
longer maturities, will decrease in               holdings by analyzing each company's financial situation and its cash
value if interest rates rise and                  flow to determine the company's ability to finance future expansion
increase in value if interest rates               and operations. As appropriate, the potential impact that rising
fall. However, investments in equity              interest rates might have on a stock is taken into consideration
securities issued by small and                    before a stock is purchased.
medium-sized companies, which often
borrow money to finance operations, may
also be adversely affected by rising
interest rates.

Foreign risk is the risk that foreign             Currently, the Fund intends to invest only a small portion its
securities may be adversely affected by           portfolio in ADRs. If we were to purchase foreign securities, they
political instability, changes in                 would often be denominated in U.S. dollars. We also tend to avoid
currency exchange rates, foreign                  markets where we believe accounting principles or the regulatory
economic conditions or inadequate                 structure are underdeveloped.
regulatory and accounting standards.


Company size risk is the risk that                The Fund seeks opportunities among companies of all sizes. Because the
prices of small and medium-sized                  Fund does not concentrate specifically on small or medium-sized
companies may be more volatile than               companies, this risk may be balanced by holdings of larger companies.
larger companies because of limited
financial resources or dependence on
narrow product lines.
-----------------------------------------------------------------------------------------------------------------------------------




Financial                                    Investment                 Management               Market
adviser               Inflation              goal                       fee                      capitalization
----------------------------------------------------------------------------------------------------------------------------------
Financial             The increase in the    The objective, such        The amount paid by a     The value of a corporation
professional (e.g.,   cost of goods and      as long-term capital       mutual fund to the       determined by multiplying the
broker, banker,       services over time.    growth or high             investment adviser       current market price of a
accountant, planner   U.S. inflation is      current income, that       for management           share of common stock by the
or insurance agent)   frequently measured    a mutual fund              services, expressed      number of shares held by
who analyzes          by changes in the      pursues.                   as an annual             shareholders. A corporation
clients' finances     Consumer Price Index                              percentage of the        with one million shares
and prepares          (CPI).                                            fund's average daily     outstanding and the market
personalized                                                            net assets.              price per share of $10 has a
programs to meet                                                                                 market capitalization of $10
objectives.                                                                                      million.

-----------------------------------------------------------------------------------------------------------------------------------
Risks                                             How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------

Liquidity risk is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold within
seven days at approximately the price
that a fund values them.


Non-diversified funds risk:                       The Fund is a non-diversified fund as defined by the Investment
Non-diversified investment companies              Company Act of 1940. We perform extensive analysis on all securities,
have the flexibility to invest as much            particularly those that represent a larger percentage of portfolio
as 50% of their assets in as few as two           assets.
issuers with no single issuer accounting
for more than 25% of the portfolio. The
remaining 50% of the portfolio must be
diversified so that no more than 5% of a
fund's assets is invested in the
securities of a single issuer. Since a
non-diversified fund may invest its
assets in fewer issuers, the value of
fund shares may increase or decrease
more rapidly than if the fund were fully
diversified because changes in the price
of any one portfolio security may affect
a larger portion of the fund's overall
assets.


Futures and options risk is the                   We will not use futures and options for speculative reasons. We may
possibility that a fund may experience a          use futures and options to protect gains in the portfolio without
significant loss if it employs an                 actually selling a security. We may also use options and futures to
options or futures strategy related to a          quickly invest excess cash so that the portfolio is generally fully
security or a market index and that               invested.
security or index moves in the opposite
direction from what the portfolio
manager anticipated. Futures and options
also involve additional expenses, which
could reduce any benefit or increase any
loss to a fund from using the strategy.
-----------------------------------------------------------------------------------------------------------------------------------



                                         Net asset
N-R   NASD Regulation, Inc. (NASD)       value (NAV)                          Preferred stock
    --------------------------------------------------------------------------------------------------------------------
      A self-regulating                  The daily dollar value of one        Preferred stock has preference
      organization, consisting of        mutual fund share. Equal to a        over common stock in the
      brokerage firms (including         fund's net assets divided by         payment of dividends and
      distributors of mutual funds),     the number of shares                 liquidation of assets.
      that is responsible for            outstanding.                         Preferred stock also often
      overseeing the actions of its                                           pays dividends at a fixed rate
      members.                                                                and is sometimes convertible
                                                                              into common stock.


8

Who manages the Fund

Investment
manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, Delaware Management Company will receive the following annual fee from the Fund.

            Fee based on average daily net assets

            0.75% on the first $500 million;
            0.70% on the next $500 million;
            0.65% on the next $1.5 billion;
            0.60% on assets in excess of $2.5 billion

Portfolio
managers

Jeffrey W. Hynoski has primary responsibility for making day-to-day investment decisions for Delaware Technology and Innovation Fund. In making decisions for the Fund, Mr. Hynoski regularly consults with Gerald S. Frey, Senior Portfolio Manager of the growth team.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group, where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Mr. Hynoski has been managing the Fund since its inception.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.


Price-to-earnings ratio    Principal              Prospectus               Redeem                Risk
------------------------------------------------------------------------------------------------------------------------------
A measure of a             Amount of money you    The official             To cash in your       Generally defined as
stock's value              invest (also called    offering document        shares by selling     variability of
calculated by              capital). Also         that describes a         them back to the      value; also credit
dividing the current       refers to a bond's     mutual fund,             mutual fund.          risk, inflation
market price of a          original face value,   containing                                     risk, currency and
share of stock by          due to be repaid at    information required                           interest rate risk.
its annual earnings        maturity.              by the SEC, such as                            Different
per share. A stock                                investment                                     investments involve
selling for $100 per                              objectives,                                    different types and
share with annual                                 policies, services                             degrees of risk.
earnings per share                                and fees.
of $5 has a P/E of
20.

Who's who?

The following information shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

                                                 Board of Trustees
                                                         |
     Investment manager                                  |                                        Custodian
Delaware Management Company ------------------------- The Fund -------------------------- The Chase Manhattan Bank
    One Commerce Square                      |                                    |       4 Chase Metrotech Center
  Philadelphia, PA 19103                     |                                    |          Brooklyn, NY 11245
                |                            |                                    |
                |                            |                                    |
                |                       Distributor                           Service agent
   Portfolio managers           Delaware Distributors, L.P.           Delaware Service Company, Inc.
(see page 9 for details)            1818 Market Street                    1818 Market Street
                                  Philadelphia, PA 19103                 Philadelphia, PA 19103
                                                         |             |
                                                         |             |
                                                         |             |
                                                          Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.


                                         SEC (Securities and
S-S   Sales charge                       Exchange Commission)                 Share classes
    ------------------------------------------------------------------------------------------------------------------
      Charge on the purchase or          Federal agency established by        Different classifications of
      redemption of fund shares sold     Congress to administer the           shares; mutual fund share
      through financial advisers.        laws governing the securities        classes offer a variety of
      May vary with the amount           industry, including mutual           sales charge choices.
      invested. Typically used to        fund companies.
      compensate financial advisers
      for advice and service
      provided.

10

About your account
--------------------------------------------------------------------------------
Investing in   Institutional Class shares are available for purchase only by the
the Fund       following:



               o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

               o tax-exempt employee benefit plans of the Fund's manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

               o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

               o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

               o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

                                                           Statement of Additional
Signature guarantee           Standard deviation           Information (SAI)             Stock
-----------------------------------------------------------------------------------------------------------------
Certification by a bank,      A measure of an              The document serving as       An investment that
brokerage firm or other       investment's volatility;     "Part B" of a fund's          represents a share of
financial institution         for mutual funds,            prospectus that provides      ownership (equity) in a
that a customer's             measures how much a          more detailed information     corporation. Stocks are
signature is valid;           fund's total return has      about the fund's              often referred to as
signature guarantees can      typically varied from its    organization,                 "equities."
be provided by members of     historical average.          investments, policies and
the STAMP program.                                         risks.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


T-V   Total return                  Volatility
--------------------------------------------------------------------------------
      An investment performance     The tendency of an investment to go up or
      measurement, expressed as     down in value by different magnitudes.
      a percentage, based on        Investments that generally go up or down in
      the combined earnings         value in relatively small amounts are
      from dividends, capital       considered "low volatility" investments,
      gains and change in price     whereas those investments that generally go
      over a given period.          up or down in value in relatively large
                                    amounts are considered "high volatility" investments.

How to buy shares
(continued)

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares



[GRAPHIC OMITTED: ILLUSTRATION OF A ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when you request redemption proceeds to be sent to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

How to redeem shares
(continued)
If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions
and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management
considerations
Investments by fund of funds

The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

                                                                                                                 Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Period
                                                                                                                       12/29/99(1)
                                                                                                                           through
The Financial              Delaware Technology and Innovation Fund                                                         6/30/00
highlights table is        ---------------------------------------------------------------------------------------------------------
intended to help you       Net asset value, beginning of period                                                             $8.50
understand the
Fund's financial           Income (loss) from investment operations:
performance. All
"per share"                Net investment loss(2)                                                                          (0.037)
information reflects
financial results          Net realized and unrealized gain on investments                                                  1.237
for a single Fund                                                                                                           -----
share. This                Total from investment operations                                                                 1.200
information has been                                                                                                        -----
audited by Ernst &         Net asset value, end of period                                                                   $9.70
Young LLP, whose                                                                                                            =====
report, along with         Total return(3)                                                                                  14.12%
the Fund's financial
statements, is             Ratios and supplemental data:
included in the
Fund's annual              Net assets, end of period (000 omitted)                                                         $3,836
report, which is
available upon             Ratio of expenses to average net assets(4)                                                        1.20%
request by calling
800.523.1918.              Ratio of expenses to average net assets prior to expense
                              limitation and expenses paid directly                                                          1.53%

                           Ratio of net investment loss to average net assets                                               (0.79%)

                           Ratio of net investment loss to average net assets
                              prior to expense limitation and expenses paid directly                                        (1.12%)

                           Portfolio turnover                                                                                 177%
                           ---------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.
(4) Ratio for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.21%

     How to read the
Financial highlights
                      --------------------------------------------------------------------------------------------------------------
                      Net investment                  Net asset value (NAV)       Ratio of expenses to        Portfolio turnover
                      income (loss)                   This is the value of        average net assets          This figure tells
                      Net investment                  a mutual fund share,        The expense ratio is        you the amount of
                      income (loss)                   calculated by               the percentage of           trading activity in
                      includes dividend               dividing the net            net assets that a           a fund's portfolio.
                      and interest income             assets by the number        fund pays annually          For example, a fund
                      earned from a fund's            of shares outstanding.      for operating               with a 50% turnover
                      investments; it is                                          expenses and                has bought and sold
                      after expenses have             Total return                management fees.            half of the value of
                      been deducted.                  This represents the         These expenses              its total investment
                                                      rate that an                include accounting          portfolio during the
                      Net realized and                investor would have         and administration          stated period.
                      unrealized gain on              earned or lost on an        expenses, services
                      investments                     investment in a             for shareholders,
                      A realized gain occurs          fund. In calculating        and similar
                      when we sell an                 this figure for the         expenses.
                      investment at a profit,         financial highlights
                      while a realized loss           table, we include           Ratio of net
                      occurs when we sell an          applicable fee              investment loss to
                      investment at a loss.           waivers, exclude            average net assets
                      When an investment              front-end and               We determine this
                      increases or decreases in       contingent deferred         ratio by dividing
                      value but we do not sell        sales charges, and          net investment
                      it, we record an                assume the                  income by average
                      unrealized gain or loss.        shareholder has             net assets.
                                                      reinvested all
                                                      dividends and
                                                      realized gains.

                                                      Net assets
                                                      Net assets represent
                                                      the total value of
                                                      all the assets in a
                                                      fund's portfolio,
                                                      less any liabilities,
                                                      that are attributable
                                                      to that class of
                                                      the fund.


Delaware
Technology and
Innovation Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http//www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 1.202.942.8090.

Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Client Services Representative

800.510.4015


Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-1485


Delaware Technology and Innovation Fund Symbols

                                                          CUSIP         NASDAQ
                                                        ---------       ------
Institutional Class                                     246431407       DTYIX

DELAWARE(SM)
INVESTMENTS
--------------------
Philadelphia o London


P-495 [--] PP 08/00

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


Delaware
Technology and
Innovation Fund

Class A o Class B o Class C


Prospectus August 29, 2000


              [GRAPHIC OMITTED: ILLUSTRATION OF MAN CUTTING HEDGE]

                             Growth of Capital Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents


-----------------------------------------------------------------
Fund profile                                               page 2
Delaware Technology and Innovation Fund                         2
-----------------------------------------------------------------
How we manage the Fund                                     page 4
Our investment strategies                                       4
The securities we typically invest in                           5
The risks of investing in the Fund                              7
-----------------------------------------------------------------
Who manages the Fund                                       page 9
Investment manager                                              9
Portfolio managers                                              9
Fund administration (Who's who)                                10
-----------------------------------------------------------------
About your account                                        page 11
Investing in the Fund                                          11
   Choosing a share class                                      11
How to reduce your sales charge                                13
How to buy shares                                              14
Retirement plans                                               15
How to redeem shares                                           16
Account minimums                                               17
Special services                                               17
Dividends, distributions and taxes                             19
Certain management considerations                              19
-----------------------------------------------------------------
Financial highlights                                      page 20

Profile: Delaware Technology and Innovation Fund

What is the Fund's goal?

         Delaware Technology and Innovation Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

o Investors with long-term financial goals.

o Investors seeking an investment primarily in common stocks.

o Investors seeking exposure to the capital appreciation opportunities of companies believed to benefit from technological advances and improvements.

Who should not invest in the Fund

o Investors with short-term financial goals.

o Investors whose primary goal is current income.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

o Investors unwilling to accept the risks of a non-diversified, more concentrated fund focusing on companies believed to benefit from technological advances and improvements.

What are the Fund's main investment strategies? We invest primarily in stocks we believe will benefit from technological advances and improvements. We strive to identify companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

The Fund uses a bottom-up approach to stock selection that seeks companies that are market leaders, have strong product cycles, innovative concepts or may benefit from industry trends. We look at estimated growth rates, market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.


What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. Although the Fund will not invest more than 25% of its net assets in any one industry, the Fund will be highly concentrated in the industries that are poised to benefit from technology or from innovations that may indirectly benefit from technology. Therefore, the Fund may be particularly sensitive to changes in the general market and economic conditions that affect those industries. Companies in the rapidly changing field of technology and in the fields that may benefit from innovation and technology often face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is likely to be much more volatile than one with exposure to a greater variety of industries, especially in the short run.


In addition, the Fund may invest in smaller companies that involve greater risk than other companies due to their size, narrow product lines, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience more volatile price fluctuations, especially over the short term.

Delaware Technology and Innovation Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.


For a more complete discussion of risk, please turn to page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

What are the Fund's fees and expenses?   CLASS                                                         A           B            C
------------------------------------------------------------------------------------------------------------------------------------

Sales charges are fees paid              Maximum sales charge (load) imposed on
directly from your investments              purchases as a percentage of offering price            5.75%        none         none
when you buy or sell shares of the
Fund.                                    Maximum contingent deferred sales charge (load)
                                            as a percentage of original purchase price or
                                            redemption price, whichever is lower                    none(1)       5%(2)        1%(3)

                                         Maximum sales charge (load) imposed on
                                            reinvested dividends                                    none        none         none

                                         Redemption fees                                            none        none         none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are       Management fees                                            0.75%       0.75%        0.75%
deducted from the Fund's assets.
                                         Distribution and service (12b-1) fees                      0.25%(4)    1.00%        1.00%

                                         Other expenses                                             0.78%       0.78%        0.78%

                                         Total operating expenses                                   1.78%       2.53%        2.53%

                                         Fee waivers and payments(5)                               (0.33%)     (0.33%)      (0.33%)

                                         Net expenses                                               1.45%       2.20%        2.20%


                                         CLASS(7)               A               B                B               C                C
                                                                                     (if redeemed)                    (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help         1 year              $714            $223             $723            $223             $323
you compare the cost of investing        3 years           $1,073            $756           $1,056            $756             $756
in the Fund to the cost of               5 years           $1,455          $1,316           $1,516          $1,316           $1,316
investing in other mutual funds          10 years          $2,524          $2,657           $2,657          $2,841           $2,841
with similar investment
objectives. We show the cumulative
amount of Fund expenses on a
hypothetical investment of $10,000
with an annual 5% return over the
time shown.(6) This is an example
only, and does not represent
future expenses, which may be
greater or less than those shown
here.

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%. Expenses under the 12b-1 plan will not be more than 0.30%.

(5) The investment manager has contracted to waive fees and pay expenses through August 31, 2001 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% of average daily net assets.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for year one and the total operating expenses without expense waivers for years two through ten.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. The following describes how the portfolio managers pursue the Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify companies of any size that offer above-average opportunities for long-term price appreciation. At least 65% of the Fund's assets will be invested in common stocks issued by companies that we believe are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. In striving to identify such companies, we will evaluate a company's managerial skills, strategic focus, product development, position in its industry or relevant markets, and innovative concepts.

Some industries likely to be represented in the portfolio are:

o  computer software and hardware;

o  semiconductor, minicomputers and peripheral equipment;

o  telecommunication, media and information services;

o  environmental services, chemicals and synthetic materials;

o  defense and commercial electronics;

o  data storage and retrieval; and

o  biotechnology, health care and medical supplies.

The Fund uses a bottom-up approach to stock selection. We look at estimated growth rates, market capitalization and cash flows of individual companies as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.


The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.



How to use
this glossary

                               Glossary A-C    Amortized cost                               Capital
The glossary includes                          -------------------------------------------------------------------------------------
definitions of investment                      Amortized cost is a method used to           The amount of money
terms used throughout the                      value a fixed-income security that           you invest.
Prospectus. If you would like                  starts with the face value of the
to know the meaning of an                      security and then adds or subtracts
investment term that is not                    from that value depending on
explained in the text please                   whether the purchase price was
check the glossary.                            greater or less than the value of
                                               the security at maturity. The
                                               amount greater or less than the par
                                               value is divided equally over the
                                               time remaining until maturity.

The securities we
typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------------
                 Securities                                                           How we use them
------------------------------------------------------------------------------------------------------------------------------------

Common stocks: Securities that represent shares of            We invest at least 65% of the Fund's total assets in equity securities
ownership in a corporation. Stockholders participate in       (including common stocks and convertible securities). Generally,
the corporation's profits and losses proportionate to the     however, we invest 85% to 100% of net assets in common stock. The Fund
number of shares they own.                                    may invest in common stocks of any market capitalization.

Foreign securities and American Depositary Receipts:          Although the Fund may invest up to 25% of its net assets in foreign
Securities of foreign entities issued directly or, in the     securities, we have no present intention of doing so. We may invest
case of American Depositary Receipts, through a U.S. bank.    without limit in ADRs and will do so when we believe they offer
ADRs represent a bank's holdings of a stated number of        greater value and greater appreciation potential than U.S. securities.
shares of a foreign corporation. An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.

Convertible securities: Usually preferred stocks or           The Fund may invest in convertible securities and selects them on the
corporate bonds that can be exchanged for a set number of     basis of the common stock into which they can be converted, not on the
shares of common stock at a predetermined price.              basis of the debt ratings of the convertible securities.


Repurchase agreements: An agreement between a buyer, such     Typically, the Fund uses repurchase agreements as a short-term
as the Fund, and seller of securities in which the seller     investment for the Fund's cash position. In order to enter into these
agrees to buy the securities back within a specified time     repurchase agreements, the Fund must have collateral of at least 102%
at the same price the buyer paid for them, plus an amount     of the repurchase price. The Fund may not have more than 10% of its
equal to an agreed upon interest rate. Repurchase             assets in repurchase agreements with maturities of over seven days.
agreements are often viewed as equivalent to cash.            The Fund will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Restricted securities: Privately placed securities whose      We may invest in privately placed securities including those that are
resale is restricted under securities law.                    eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A Securities.

Options and futures: Options represent a right to buy or      If we have stocks that appreciated in price, we may want to protect
sell a security at an agreed upon price at a future date.     those gains when we anticipate adverse conditions. We might use
The purchaser of an option may or may not choose to go        options or futures to neutralize the effect of any price declines,
through with the transaction.                                 without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing
Futures contracts are agreements for the purchase or sale     individual securities in that segment. We might use this approach if
of securities at a specified price, on a specified date.      we had excess cash that we wanted to invest quickly.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.                 We might use covered call options if we believe that doing so would help the Fund to meet its investment objective.
Certain options and futures may be considered to be
derivative securities.                                        Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

Illiquid securities: Securities that do not have a ready      The Fund may invest no more than 15% of net assets in illiquid
market, and cannot be easily sold within seven days at        securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
------------------------------------------------------------------------------------------------------------------------------------



Capital
appreciation           Capital gains distributions                         Commission                          Compounding
----------------------------------------------------------------------------------------------------------------------------------->
An increase in the     Payments to mutual fund shareholders of             The fee an investor pays to a       Earnings on an
value of an            profits (realized gains) from the sale of a         financial adviser for investment    investment's previous
investment.            fund's portfolio securities. Usually paid once      advice and help in buying or        earnings.
                       a year; may be either short-term gains or           selling mutual funds, stocks,
                       long-term gains.                                    bonds or other securities.

                                                                               5

The Fund may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as other securities in which the Fund may invest.


Lending securities The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Fund.


Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.


Temporary defensive positions In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund will have an annual portfolio turnover of more than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in increased transaction costs and tax liability for investors.



     Consumer Price                    Contingent deferred
     Index (CPI)                       sales charge (CDSC)                          Cost basis                   Depreciation
C-E  -------------------------------------------------------------------------------------------------------------------------------
     Measurement of U.S.              Fee charged by some mutual funds              The original                 A decline in an
     inflation; represents the        when shares are redeemed (sold back           purchase price of            investment's value.
     price of a basket of             to the fund) within a set number of           an investment,
     commonly purchased               years; an alternative method for              used in determining
     goods.                           investors to compensate a financial           capital gains and
                                      adviser for advice and service, rather        losses.
                                      than an up-front commission.

The risks of investing
in the Fund


Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.



------------------------------------------------------------------------------------------------------------------------------------
                     Risks                                                           How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------

Market risk is the risk that all or a majority of the         We maintain a long-term approach and focus on securities that we
securities in a certain market--like the stock or bond        believe can continue to provide returns over an extended period of
market--will decline in value because of factors such as      time regardless of interim market fluctuations. Generally, we do not
economic conditions, future expectations or investor          try to predict overall market movements or trade for short-term
confidence.                                                   purposes.

Industry and security risk is the risk that the value of      Although the Fund will not invest more than 25% of its net assets in
securities in a particular industry or the value of an        one industry, it will concentrate its investments in companies that we
individual stock or bond will decline because of changing     believe will benefit from technological advances and innovation. As a expectations for the performance of that industry or for the  result, the value of Fund shares can be expected to fluctuate in
individual company issuing the stock.                         response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies.

                                                              To seek to reduce these risks, we limit the amount of the Fund's assets invested in any one industry and we follow a rigorous selection process before choosing securities for the Fund.

Interest rate risk is the risk that securities,               The Fund can invest in small or mid-cap companies and we seek to
particularly bonds with longer maturities, will decrease      address the potential interest rate risks associated with those
in value if interest rates rise and increase in value if      holdings by analyzing each company's financial situation and its cash
interest rates fall. However, investments in equity           flow to determine the company's ability to finance future expansion
securities issued by small and medium-sized companies,        and operations. As appropriate, the potential impact that rising
which often borrow money to finance operations, may also      interest rates might have on a stock is taken into consideration
be adversely affected by rising interest rates.               before a stock is purchased.

Foreign risk is the risk that foreign securities may be       Currently, the Fund intends to invest only a small portion its
adversely affected by political instability, changes in       portfolio in ADRs. If we were to purchase foreign securities, they
currency exchange rates, foreign economic conditions or       would often be denominated in U.S. dollars. We also tend to avoid
inadequate regulatory and accounting standards.               markets where we believe accounting principles or the regulatory structure are underdeveloped.

Company size risk is the risk that prices of small and        The Fund seeks opportunities among companies of all sizes. Because the
medium-sized companies may be more volatile than larger       Fund does not concentrate specifically on small or medium-sized
companies because of limited financial resources or           companies, this risk may be balanced by holdings of larger companies.
dependence on narrow product lines.

------------------------------------------------------------------------------------------------------------------------------------


Diversification                            Dividend distribution          Expense ratio
----------------------------------------------------------------------------------------------------------------------------------->
The process of spreading                   Payments to mutual fund        A mutual fund's total operating expenses, expressed as a
investments among a number of              shareholders of dividends      percentage of its total net assets. Operating expenses are
different securities, asset classes or     passed along from the fund's   the costs of running a mutual fund, including management
investment styles to reduce the            portfolio of securities.       fees, offices, staff, equipment and expenses related to
risks of investing.                                                       maintaining the fund's portfolio of securities and
                                                                          distributing its shares. They are paid from the fund's
                                                                          assets before any earnings are distributed to
                                                                          shareholders.

------------------------------------------------------------------------------------------------------------------------------------
                                 Risks                                                    How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be                 We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund values them.


Non-diversified funds risk: Non-diversified investment                      The Fund is a non-diversified fund as defined by the
companies have the flexibility to invest as much as 50%                     Investment Company Act of 1940. We perform extensive
of their assets in as few as two issuers with no single                     analysis on all securities, particularly those that
issuer accounting for more than 25% of the portfolio.                       represent a larger percentage of portfolio assets.
The remaining 50% of the portfolio must be diversified
so that no more than 5% of a fund's assets is invested
in the securities of a single issuer. Since a
non-diversified fund may invest its assets in fewer
issuers, the value of fund shares may increase or
decrease more rapidly than if the fund were fully
diversified because changes in the price of any one
portfolio security may affect a larger portion of the
fund's overall assets.


Futures and options risk is the possibility that a fund                     We will not use futures and options for speculative
may experience a significant loss if it employs an                          reasons. We may use futures and options to protect gains
options or futures strategy related to a security or a                      in the portfolio without actually selling a security. We
market index and that security or index moves in the                        may also use options and futures to quickly invest
opposite direction from what the portfolio manager                          excess cash so that the portfolio is generally fully
anticipated. Futures and options also involve additional                    invested.
expenses, which could reduce any benefit or increase any
loss to a fund from using the strategy.
------------------------------------------------------------------------------------------------------------------------------------


     Financial adviser                                Inflation                                  Investment goal
F-N  -------------------------------------------------------------------------------------------------------------------------------
     Financial professional (e.g., broker,            The increase in the cost of goods and      The objective, such as long-term
     banker, accountant, planner or                   services over time. U.S. inflation is      capital growth or high current
     insurance agent) who analyzes clients'           frequently measured by changes in the      income, that a mutual fund pursues.
     finances and prepares personalized               Consumer Price Index (CPI).
     programs to meet objectives.

Who manages the Fund

Investment
manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, Delaware Management Company will receive the following annual fee from the Fund.



             -----------------------------------------
             Fee based on average daily net assets
             -----------------------------------------
             0.75% on the first $500 million;

             0.70% on the next $500 million;

             0.65% on the next $1.5 billion;

             0.60% on assets in excess of $2.5 billion
             -----------------------------------------


Portfolio
managers

Jeffrey W. Hynoski has primary responsibility for making day-to-day investment decisions for Delaware Technology and Innovation Fund. In making decisions for the Fund, Mr. Hynoski regularly consults with Gerald S. Frey, Senior Portfolio Manager of the growth team.


Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group, where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Mr. Hynoski has been managing the Fund since its inception.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.



Management fee                    Market capitalization                                       NASD Regulation, Inc. (NASD)
----------------------------------------------------------------------------------------------------------------------------------->
The amount paid by a mutual       The value of a corporation determined by multiplying the    A self-regulating organization,
fund to the investment adviser    current market price of a share of common stock by the      consisting of brokerage firms
for management services,          number of shares held by shareholders. A corporation with   (including distributors of mutual
expressed as an annual            one million shares outstanding and the market price per     funds), that is responsible for
percentage of the fund's          share of $10 has a market capitalization of $10 million.    overseeing the actions of its members.
average daily net assets.

Who's who?


This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

                                                 Board of Trustees
                                                         |
     Investment manager                                  |                                        Custodian
Delaware Management Company ------------------------- The Fund -------------------------- The Chase Manhattan Bank
    One Commerce Square                      |                                    |       4 Chase Metrotech Center
  Philadelphia, PA 19103                     |                                    |          Brooklyn, NY 11245
                |                            |                                    |
                |                            |                                    |
                |                       Distributor                           Service agent
   Portfolio managers           Delaware Distributors, L.P.           Delaware Service Company, Inc.
(see page 9 for details)            1818 Market Street                    1818 Market Street
                                  Philadelphia, PA 19103                 Philadelphia, PA 19103
                                                         |             |
                                                         |             |
                                                         |             |
                                                       Financial advisers
                                                                |
                                                                |
                                                           Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.




     Net asset
     value (NAV)                       Preferred stock                                       Price-to-earnings ratio
N-R  -------------------------------------------------------------------------------------------------------------------------------
     The daily dollar value of         Preferred stock has preference over common            A measure of a stock's value calculated
     one mutual fund share.            stock in the payment of dividends and                 by dividing the current market price of
     Equal to a fund's net             liquidation of assets. Preferred stocks also often    a share of stock by its annual earnings
     assets divided by the             pay dividends at a fixed rate and are sometimes       per share. A stock selling for $100 per
     number of shares                  convertible into common stock.                        share with annual earnings per share of
     outstanding.                                                                            $5 has a P/E of 20.

About your account
--------------------------------------------------------------------------------

Investing in      You can choose from a number of share classes for the Fund.
the Fund          Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

                  Choosing a share class
  CLASS
    A             o     Class A shares have an up-front sales charge of up to
                        5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

                  o If you invest $50,000 or more, your front-end sales charge will be reduced.

                  o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

                  o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

                  o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A Sales Charges

-----------------------------------------------------------------------------------------------------------
                           Sales charge as %          Sales charge as % of        Dealer's commission as
  Amount of purchase       of offering price            amount invested           % of offering price
-----------------------------------------------------------------------------------------------------------

  Less than $50,000             5.75%                        6.10%                       5.00%

  $50,000 but
  under $100,000                4.75%                        4.99%                       4.00%

  $100,000 but
  under $250,000                3.75%                        3.90%                       3.00%

  $250,000 but
  under $500,000                2.50%                        2.56%                       2.00%

  $500,000 but
  under $1 million              2.00%                        2.04%                       1.60%
-----------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                           Sales charge as %          Sales charge as % of        Dealer's commission as
  Amount of purchase       of offering price            amount invested           % of offering price
-----------------------------------------------------------------------------------------------------------
$1 million up to $5 million     none                         none                        1.00%

  Next $20 million
  up to $25 million             none                         none                        0.50%

 Amount over $25 million        none                         none                        0.25%
-----------------------------------------------------------------------------------------------------------

Principal                Prospectus                           Redeem               Risk
---------------------------------------------------------------------------------------------------------------
Amount of money you      The official offering document       To cash in your      Generally defined as
invest (also called      that describes a mutual fund,        shares by selling    variability of value; also
capital). Also           containing information               them back to the     credit risk, inflation risk,
refers to a bond's       required by the SEC, such as         mutual fund.         currency and interest rate
original face value,     investment objectives,                                    risk. Different investments
due to be repaid at      policies, services and fees.                              involve different types and
maturity.                                                                          degrees of risk.

CLASS             o     Class B shares have no up-front sales charge, so the
  B                     full amount of your purchase is invested in the Fund.
                        However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

                  o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

                  o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

                  o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

                  o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

                  o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

                  o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS             o    Class C shares have no up-front sales charge, so the
  C                    full amount of your purchase is invested in the Fund.
                       However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

                  o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

                  o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

                  o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

                  o Unlike Class B shares, Class C shares do not automatically convert into another class.

                  o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                  Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


S-S   Sales charge                         SEC (Securities and Exchange Commission)       Share classes
--------------------------------------------------------------------------------------------------------------
      Charge on the purchase or            Federal agency established by Congress         Different
      redemption of fund shares sold       to administer the laws governing the           classifications of
      through financial advisers.          securities industry, including mutual          shares; mutual fund
      May vary with the amount             fund companies.                                share classes offer
      invested. Typically used to                                                         a variety of sales
      compensate advisers for advice                                                      charge choices.
      and service provided.

How to reduce your    We offer a number of ways to reduce or eliminate the sales
sales charge          charge on shares. Please refer to the Statement of
                      Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Share class
Program                              How it works                        A                B                       C
--------------------------------------------------------------------------------------------------------------------------------

Letter of Intent              Through a Letter of Intent you             X            Although the Letter of Intent and
                              agree to invest a certain                               Rights of Accumulation do not apply
                              amount in Delaware Investments                          to the purchase of Class B and
                              Funds (except money market                              Class C shares, you can combine
                              funds with no sales charge)                             your purchase of Class A shares
                              over a 13-month period to                               with your purchase of Class B and
                              qualify for reduced front-end                           Class C shares to fulfill your
                              sales charges.                                          Letter of Intent or qualify for
                                                                                      Rights of Accumulation.


Rights of Accumulation        You can combine your holdings              X
                              or purchases of all funds in
                              the Delaware Investments
                              family (except money market
                              funds with no sales charge) as
                              well as the holdings and
                              purchases of your spouse and
                              children under 21 to qualify
                              for reduced front-end sales
                              charges.


Reinvestment of Redeemed      Up to 12 months after you           For Class A, you    For Class B, your         Not available.
Shares                        redeem shares, you can              will not have to    account will be
                              reinvest the proceeds without       pay an additional   credited with the
                              paying a sales charge as noted      front-end sales     contingent deferred
                              to the right.                       charge.             sales charge you
                                                                                      previously paid on
                                                                                      the amount you are
                                                                                      reinvesting. Your
                                                                                      schedule for
                                                                                      contingent deferred
                                                                                      sales charges and
                                                                                      conversion to Class
                                                                                      A will not start
                                                                                      over again; it will
                                                                                      pick up from the
                                                                                      point at which you
                                                                                      redeemed your
                                                                                      shares.

SIMPLE IRA, SEP IRA,          These investment plans may                 X            There is no reduction in sales
SARSEP, Prototype             qualify for reduced sales                               charges for Class B or Class C
Profit Sharing,               charges by combining the                                shares for group purchases by
Pension, 401(k),              purchases of all members of                             retirement plans.
SIMPLE 401(k),                the group. Members of these
403(b)(7), and 457            groups may also qualify to
Retirement Plans              purchase shares without a
                              front-end sales charge and may
                              qualify for a waiver of any
                              contingent deferred sales
                              charges.
--------------------------------------------------------------------------------------------------------------------------------



Signature guarantee                 Standard deviation            Statement of Additional Information (SAI)
--------------------------------------------------------------------------------------------------------------------------------
Certification by a bank,            A measure of an               The document serving as "Part B" of a
brokerage firm or other             investment's                  fund's prospectus that provides more
financial institution that a        volatility; for               detailed information about the fund's
customer's signature is valid;      mutual funds,                 organization, investments, policies and
signature guarantees can be         measures how much a           risks.
provided by members of the          fund's total return
STAMP program.                      has typically varied
                                    from its historical
                                    average.


How to buy shares


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]


Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF A ENVELOPE]


By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]


By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]


By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.


[GRAPHIC OMITTED: ILLUSTRATION OF A KEYBOARD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.



                                                                           Uniform Gift to Minors Act and Uniform
S-V    Stock                       Total return                            Transfers to Minors Act
-------------------------------------------------------------------------------------------------------------------
       An investment that          An investment performance               Federal and state laws that provide a
       represents a share          measurement, expressed as a             simple way to transfer property to a
       of ownership                percentage, based on the                minor with special tax advantages.
       (equity) in a               combined earnings from
       corporation. Stocks         dividends, capital gains and
       are often referred          change in price over a given
       to as equities.             period.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of $25 or more. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


Retirement plans

In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.



Volatility
--------------------------------------------------------------------------------
The tendency of an investment to go up
or down in value by different
magnitudes. Investments that generally
go up or down in value in relatively
small amounts are considered "low
volatility" investments, whereas those
investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

How to redeem shares


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]


Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF A ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when you request redemption proceeds to be sent to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]


By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]


By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A KEYBOARD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.


Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gift to Minors Act accounts, Uniform Transfers to Minors Act accounts or accounts with automatic investing plans and $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.


Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic
Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

About your account
(continued)


Special services
(continued)
--------------------------------------------------------------------------------

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend
Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.


Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a front-end or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.


MoneyLine(SM)
On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine
Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic
Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Special services
(continued)
--------------------------------------------------------------------------------

Dividends,
distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.


Certain management
considerations
Investments by fund of funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

                                                                            Class                   A            B            C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Period       Period       Period
                                                                                             12/29/99(1)  12/29/99(1)  12/29/99(1)
                                                                                                 through      through      through
The Financial              Delaware Technology and Innovation Fund                               6/30/00      6/30/00      6/30/00
highlights table is        ---------------------------------------------------------------------------------------------------------
intended to help you       Net asset value, beginning of period                                   $8.50        $8.50        $8.50
understand the
Fund's financial           Income (loss) from investment operations:
performance. All
"per share"                Net investment loss(2)                                                (0.049)      (0.082)      (0.082)
information reflects
financial results          Net realized and unrealized gain on investments                        1.249        1.252        1.252
for a single Fund                                                                                 -----        -----        -----
share. This                Total from investment operations                                       1.200        1.170        1.170
information has been                                                                              -----        -----        -----
audited by Ernst &         Net asset value, end of period                                         $9.70        $9.67        $9.67
Young LLP, whose                                                                                  =====        =====        =====
report, along with         Total return(3)                                                        14.12%       13.88%       13.88%
the Fund's financial
statements, is             Ratios and supplemental data:
included in the
Fund's annual              Net assets, end of period (000 omitted)                              $50,548      $47,257      $18,431
report, which is
available upon             Ratio of expenses to average net assets4                                1.45%        2.20%        2.20%
request by calling
800.523.1918.              Ratio of expenses to average net assets prior to expense
                              limitation and expenses paid directly                                1.78%        2.53%        2.53%

                           Ratio of net investment loss to average net assets                     (1.04%)      (1.79%)      (1.79%)

                           Ratio of net investment loss to average net assets
                              prior to expense limitation and expenses paid directly              (1.37%)      (2.12%)      (2.12%)

                           Portfolio turnover                                                       177%         177%         177%
                           ---------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.
(4) Ratios for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules were 1.46%, 2.21%, and 2.21% for Class A, Class B and Class C, respectively.


     How to read the
Financial highlights
                      --------------------------------------------------------------------------------------------------------------
                      Net investment                  Net asset value (NAV)       Ratio of expenses to        Portfolio turnover
                      income (loss)                   This is the value of        average net assets          This figure tells
                      Net investment                  a mutual fund share,        The expense ratio is        you the amount of
                      income (loss)                   calculated by               the percentage of           trading activity in
                      includes dividend               dividing the net            net assets that a           a fund's portfolio.
                      and interest income             assets by the number        fund pays annually          For example, a fund
                      earned from a fund's            of shares                   for operating               with a 50% turnover
                      investments; it is              outstanding.                expenses and                has bought and sold
                      after expenses have                                         management fees.            half of the value of
                      been deducted.                  Total return                These expenses              its total investment
                                                      This represents the         include accounting          portfolio during the
                      Net realized and                rate that an                and administration          stated period.
                      unrealized gain on              investor would have         expenses, services
                      investments                     earned or lost on an        for shareholders,
                      A realized gain occurs          investment in a             and similar
                      when we sell an                 fund. In calculating        expenses.
                      investment at a profit,         this figure for the
                      while a realized loss           financial highlights        Ratio of net
                      occurs when we sell an          table, we include           investment loss to
                      investment at a loss.           applicable fee              average net assets
                      When an investment              waivers, exclude            We determine this
                      increases or decreases in       front-end and               ratio by dividing
                      value but we do not sell        contingent deferred         net investment
                      it, we record an                sales charges, and          income by average
                      unrealized gain or loss.        assume the                  net assets.
                                                      shareholder has
                                                      reinvested all
                                                      dividends and
                                                      realized gains.

                                                      Net assets
                                                      Net assets represent
                                                      the total value of
                                                      all the assets in a
                                                      fund's portfolio,
                                                      less any liabilities,
                                                      that are attributable
                                                      to that class of
                                                      the fund.


Delaware
Technology and
Innovation Fund


Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http//www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 1.202.942.8090.


Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-1485

Delaware Technology and Innovation Fund Symbols

                                                          CUSIP         NASDAQ
                                                        ---------       ------
Class A                                                 246431100       DTYAX
Class B                                                 246431209       DTYBX
Class C                                                 246431308       DTYCX



DELAWARE(SM)
INVESTMENTS
--------------------
Philadelphia o London



P-492 [--] PP 8/00

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                         Delaware American Services Fund
                             Delaware Research Fund
                         Delaware Large Cap Growth Fund




                           Class A * Class B * Class C




                                   Prospectus


                                 August 29, 2000


                             Growth of Capital Funds



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of Contents


Fund profiles                                        page
Delaware American Services Fund
Delaware Research Fund
Delaware Large Cap Growth Fund

How we manage the Funds                              page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                                page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                   page
Investing in the Funds
       Choosing a share class
       How to reduce your sales charge
       How to buy shares
       Retirement plans
       How to redeem shares
       Account minimums
       Special services
Dividends, distributions and taxes

Certain management considerations                    page

Financial highlights                                 page

Glossary                                             page

Profile: Delaware American Services Fund

What is the Fund's goal? Delaware American Services Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.


What are the Fund's main investment strategies? We invest primarily in stocks of U.S. companies in the financial services, business services, and consumer services sectors. The Fund may from time to time focus more on any one of these sectors over the others and may invest in securities of companies in other service sectors. The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in each of these sectors. We evaluate a stock's characteristics as well as the individual company's management capabilities and financial strength. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.


What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices.

Although the Fund will not invest more than 25% of its net assets in any one industry, the Fund may from time to time invest a significant portion of its assets in the financial services, business services or consumer services sectors. In instances when there is greater concentration in the financial services sector, the Fund may be particularly sensitive to changes in the general market and economic conditions that affect that sector. Financial services companies are subject to extensive government regulation which tends to limit the financial commitments that the companies can make and the interest rates and other fees they can charge. These limitations can have a significant effect on the profitability of a financial services company. Also financial services companies may be hurt when interest rates rise sharply, although not all participants are affected equally. These stocks may also be vulnerable to rapidly rising inflation. Moreover, government deregulation of the industry may stall, which could limit the profit potential of industry participants. In instances where the Fund concentrates more heavily in the other two sectors, the Fund may be particularly sensitive to the general market and other economic conditions affecting companies within those sectors.

In addition, the smaller companies that Delaware American Services Fund may invest in may involve greater risk than other companies due to narrower lines of products or services, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short term.


Delaware American Services Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.


For a more complete discussion of risk, please turn to page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of the service sectors of the market.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who are unwilling to accept the risks of a non-diversified, more concentrated, fund focusing on companies in limited market sectors.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------------------------------
CLASS                                               A        B          C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on            5.75%     none       none
purchases as a percentage of
offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)   none(1)    5%(2)     1%(3)
as a percentage of original purchase price or
redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on            none      none       none
reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                   none      none       none
--------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets.


--------------------------------------------------------------------------------
Management fees                                   0.75%    0.75%      0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)          0.25%    1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                    0.22%    0.22%      0.22%
--------------------------------------------------------------------------------
Total operating expenses(5)                       1.22%    1.97%      1.97%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)               A         B     B (if redeemed)    C     C (if redeemed)
--------------------------------------------------------------------------------
1 year                $692     $200       $700          $200        $300
--------------------------------------------------------------------------------
3 years               $940     $618       $918          $618        $618
--------------------------------------------------------------------------------
5 years             $1,207   $1,062     $1,262        $1,062      $1,062
--------------------------------------------------------------------------------
10 years            $1,967   $2,102     $2,096        $2,296      $2,296
--------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) Class A shares are subject to a 12b-1 fee of 0.30% (fixed at 0.25% by the Board of Trustees) of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through February 28, 2001.

(5) The investment manager has agreed to waive fees and pay expenses through February 28, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense waivers described in footnotes 4 and 5.

(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Research Fund


What is the Fund's goal? Delaware Research Fund seeks to provide long-term capital growth. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in equity securities, without any limit on size or capitalization of the companies issuing them. Generally, the Fund will hold only 20 to 30 different stocks. The Fund will be less diversified than other funds but is designed to capitalize on the best stock opportunities identified by the portfolio management teams of the investment products managed by Delaware Investments.

The Fund may purchase any stock that is held by another investment product managed by Delaware Investments . Once the universe of stocks held by other investment products is determined, we rank those stocks using quantitative models that measure their value, growth and risk characteristics. Among those falling in the top 25% of the group, we apply a bottom-up analysis to choose what we consider to be the stocks with the greatest potential for long-term price appreciation. Both value and growth stocks may be included in the Fund. We will monitor the stocks held by other investment products and confer with the managers of other investment products as needed. If a stock is sold by all of the other investment products holding it or if a stock otherwise no longer meets our criteria, the Fund will sell that stock and replace it with another.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
The Fund will be affected by declines in stock prices, which could be caused by a drop in the stock market, problems in the economy or poor performance from particular companies or industry sectors.

Delaware Research Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Because of the small number of different stocks held by the Fund, a change in the price of any single stock may have a significant effect on the Fund's performance. Thus, adverse effects on an investment held by the Fund will subject the Fund to greater risk. Because the Fund will continually purchase and sell securities according to its screening process and will tend to purchase or sell securities to maintain an approximately equal weighting for each holding, portfolio turnover may exceed 300%. High turnover rate can result in increased transaction costs and tax liability for an investor.

The Fund may invest a significant portion of its assets in particular industries or in closely related industries, although it will not invest more than 25% of its net assets in any one industry. Higher industry concentrations cause the Fund to be more sensitive to changes in conditions in those industries. In addition, the smaller companies that Delaware Research Fund may invest in may involve greater risk than other companies due to their narrow product lines, limited financial resources and much greater sensitivity to economic conditions.

For a more complete discussion of risk, please turn to page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of both value and growth sectors of the market in a relatively concentrated portfolio.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors unwilling to accept the risks of a non-diversified, more concentrated, fund.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.


--------------------------------------------------------------------------------
CLASS                                               A        B          C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on            5.75%     none       none
purchases as a percentage of
offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)   none(1)    5%(2)     1%(3)
as a percentage of original purchase price or
redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on            none      none       none
reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                   none      none       none
--------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets.


--------------------------------------------------------------------------------
Management fees                                   1.00%    1.00%      1.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)          0.25%    1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                    0.23%    0.23%      0.23%
--------------------------------------------------------------------------------
Total operating expenses(5)                       1.48%    2.23%      2.23%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)               A         B     B (if redeemed)    C     C (if redeemed)
--------------------------------------------------------------------------------
1 year                $717     $226       $726          $226        $326
--------------------------------------------------------------------------------
3 years             $1,016     $697       $997          $697        $697
--------------------------------------------------------------------------------
5 years             $1,336   $1,119     $1,395        $1,195      $1,195
--------------------------------------------------------------------------------
10 years            $2,242   $2,376     $2,376        $2,565      $2,565
--------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) Class A shares are subject to a 12b-1 fee of 0.30% (fixed at 0.25% by the Board of Trustees) of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through February 28, 2001.

(5) The investment manager has agreed to waive fees and pay expenses from September 1, 2000 through February 28, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.00% of average daily net assets.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense waivers described in footnotes 4 and 5.

(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Large Cap Growth Fund


What is the Fund's goal? Delaware Large Cap Growth Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in common stocks of companies that we believe have the potential for high earnings growth by following a bottom-up approach that focuses on a company's historic or projected earnings growth rate, price-to-earnings ratio and cash flows. Once companies with the desired characteristics are identified, the Fund evaluates further the company's management, its strength within its industry and various financial and economic factors. The Fund invests in a diversified portfolio of stocks of companies across a broad range of industry sectors and will normally invest at least 65% of its assets in companies with a market capitalization of $5 billion or more at the time of purchase.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies.


For a more complete discussion of risk, please turn to page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and companies.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.


--------------------------------------------------------------------------------
CLASS                                               A        B          C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on            5.75%     none       none
purchases as a percentage of
offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)   none(1)    5%(2)     1%(3)
as a percentage of original purchase price or
redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on            none      none       none
reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                   none      none       none
--------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets.


--------------------------------------------------------------------------------
Management fees                                   0.65%    0.65%      0.65%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)          0.25%    1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                    0.40%    0.40%      0.40%
--------------------------------------------------------------------------------
Total operating expenses(5)                       1.30%    2.05%      2.05%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)               A         B     B (if redeemed)    C     C (if redeemed)
--------------------------------------------------------------------------------
1 year                $700     $208       $708          $208        $308
--------------------------------------------------------------------------------
3 years               $963     $643       $943          $643        $643
--------------------------------------------------------------------------------
5 years             $1,247   $1,103     $1,303        $1,103      $1,103
--------------------------------------------------------------------------------
10 years            $2,053   $2,187     $2,187        $2,379      $2,379
--------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Class A shares are subject to a 12b-1 fee of 0.30% (fixed at 0.25% by the Board of Trustees) of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through February 28, 2001.

(5) The investment manager has agreed to waive fees and pay expenses through February 28, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense waivers described in footnotes 4 and 5.

(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies


We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. Following is a description of how the portfolio managers pursue each Fund's investment goal.


We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware American Services Fund

The Fund strives to identify companies that offer the potential for long-term price appreciation. We invest at least 65% of the Fund's net assets in stocks of U.S. companies in the financial services, business services and consumer services industries. From time to time, the Fund may focus its investments on companies in one of these sectors over companies in the other two and may invest in companies outside of these three service sectors.

The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in the services sectors of the economy. In our search for such companies, we will evaluate a stock's current valuation by reviewing such factors as price-to-earnings, price-to-book, price-to-free cashflow, and revenues, as well as historic and projected earnings and growth rates. Additional factors, including cost of capital and employee utilization characteristics, such as revenue per employee, may also be taken into account.

Once we identify stocks that have attractive characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, how high the company's return on equity is, and how stringent the company's financial and accounting policies are.



The Fund will invest in the common stocks of companies in the financial services industry. These may include, but are not limited to:

o Regional and money center banks
o Thrift and savings banks
o Insurance companies
o Home, auto, and other specialty finance companies
o Securities brokerage firms
o Investment management firms
o Publicly traded, government-sponsored financial intermediaries
o Financial conglomerates

The Fund will invest in the common stocks of companies in the business services industry. These may include, but are not limited to:

o Database management companies
o Environmental services companies
o Consulting firms
o Advertising companies
o Contract product distribution companies
o Employment and staffing companies
o Telemarketing firms
o Credit card processing companies

The Fund will invest in the common stocks of companies in the consumer services industry. These may include, but are not limited to:

o Retail Services
o Cable, Media and Publishing companies
o Leisure, lodging, and entertainment companies
o Telecommunications companies
o Restaurants


Delaware American Services Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


Delaware Research Fund

The Fund invests primarily in equity securities. Generally, the Fund will limit its portfolio to 20 to 30 different stocks. The securities we select must pass through three levels of evaluation.


o First, the only stocks we will consider for purchase are stocks that have already been selected by our portfolio managers for other investment products managed by Delaware Investments.

o Second, we rank these stocks using quantitative models that measure their value, growth and risk characteristics.
o Third, we perform a bottom-up analysis on the companies in the top 25% of the ranking and, from those companies, we select 20 to 30 individual securities for the Fund that we believe have the greatest potential for capital appreciation. That analysis focuses on the financial condition and relative competition of each issuer under consideration.


When a security held by the Fund no longer passes any of these levels of review, it is sold and replaced by a new security that meets our selection criteria. The Fund may hold both "value" and "growth" stocks. Value stocks generally are those whose market price appears to be less than its intrinsic value. Growth stocks generally are those whose earnings have grown rapidly and are expected to continue doing so.


Delaware Research Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


Delaware Large Cap Growth Fund

The Fund strives to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The Fund will normally invest at least 65% of its assets in companies with a market capitalization $5 billion or more at the time of purchase. The Fund uses a bottom-up approach to identify companies that typically exhibit one or more of the following characteristics:

o A history of high growth in earnings-per-share
o Projections for high future growth or acceleration in earnings-per-share
o A price-to-earnings ratio that is low relative to other stocks
o Discounted cash flows that are high relative to other stocks

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high the company's return on equity is, how much of the company's profits are reinvested in the company to fuel additional growth, and how stringent the company's financial and accounting policies are.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

We maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Delaware Large Cap Growth Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------------
                      Securities                                                        How we use them
------------------------------------------------------------------------------------------------------------------------------------

Common stocks: Securities that represent shares of ownership        We invest at least 65% of each Funds total assets in equity
in a corporation. Stockholders participate in the                   securities (including common stocks and convertible
corporation's profits and losses, proportionate to the              securities). Generally, however, we invest 90% to 100% of
number of shares they own.                                          net assets in common stock. Delaware Large Cap Growth Fund will invest in companies with a market capitalization of $5 billion or more at the time of purchase. Delaware American
                                                                    Services Fund and Delaware Research Fund may invest in
                                                                    common stocks of any market capitalization.
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities and American Depositary Receipts:                Although each Fund may invest up to 25% of its net assets in
Securities of foreign entities issued directly or, in the           foreign securities, we have no present intention of doing
case of American Depositary Receipts, through a U.S. bank.          so. We may invest without limit in ADRs and will do so when
ADRs represent a bank's holdings of a stated number of              we believe they offer greater value and greater appreciation
shares of a foreign corporation. An ADR entitles the holder         potential than U.S. securities.
to all dividends and capital gains earned by the underlying
foreign shares. ADRs are bought and sold the same as U.S.
securities.
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities: Usually preferred stocks or                 Each Fund may invest in convertible securities and selects
corporate bonds that can be exchanged for a set number of           them on the basis of the common stock into which they can be
shares of common stock at a predetermined price.                    converted, not on the basis of the debt ratings of the
                                                                    convertible securities.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as        Typically, each Fund uses repurchase agreements as a
a Fund, and seller of securities in which the seller agrees         short-term investment for a Fund's cash position. In order
to buy the securities back within a specified time at the           to enter into these repurchase agreements, a Fund must have
same price the buyer paid for them, plus an amount equal to         collateral of at least 102% of the repurchase price. (None
an agreed upon interest rate. Repurchase agreements are             of the Funds may have more than 10% of its assets in
often viewed as equivalent to cash.                                 repurchase agreements with maturities of over seven days.)
                                                                    The Funds will only enter into repurchase agreements in
                                                                    which the collateral is comprised of U.S. government
                                                                    securities.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose            Each Fund may invest in privately placed securities
resale is restricted under securities law.                          including those that are eligible for resale only among
                                                                    certain institutional buyers without registration, which are commonly known as Rule 144A Securities.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                      Securities                                                        How we use them
------------------------------------------------------------------------------------------------------------------------------------

Options and futures: Options represent a right to buy or            If we have stocks in the Funds that have unrealized gains
sell a security at an agreed upon price at a future date.           because of past appreciation, we would want to protect those
The purchaser of an option may or may not choose to go              gains when we anticipate adverse conditions. We might use
through with the transaction.                                       options or futures to neutralize the effect of any price
                                                                    declines, without selling the security. For example, we
Futures contracts are agreements for the purchase or sale of        might buy a put option giving us the right to sell the stock
securities at a specified price, on a specified date. Unlike        at a specific price on a specific date in the future. If
an option, a futures contract must be executed unless it is         prices then fell, our decline would be offset by the gain on
sold before the settlement date.                                    the put option. On the other hand, if prices rose, we would lose the amount paid for the put option, but we would still
Certain options and futures may be considered to be                 own the stock, and could benefit from the appreciation.
derivative securities.
                                                                    Use of these strategies can increase the operating costs of a Fund and can lead to loss of principal.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready            Each Fund may invest no more than 15% of net assets in
market, and cannot be easily sold within seven days at              illiquid securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs): REITs are pooled             Delaware Research Fund may invest in REITs consistent with
investment vehicles which invest primarily in                       its investment objective and policies.
income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs,
mortgage REITs or a combination of equity and mortgage
REITs. Equity REITs invest the majority of their assets
directly in real property and derive income primarily from
the collection of rents. Equity REITs can also realize
capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection
of interest payments.
------------------------------------------------------------------------------------------------------------------------------------


Each Fund may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities and other securities in which the Funds may invest.


Lending securities
Each Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Funds.


Purchasing securities on a when-issued or delayed delivery basis
Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.


Temporary defensive positions
In response to unfavorable market conditions, each Fund may make temporary investments in bonds, cash or cash equivalents. To the extent that a Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover

We anticipate that Delaware Large Cap Growth Fund will have an annual portfolio turnover of more than 100%. Delaware American Services Fund's and Delaware Research Fund's portfolio turnover rate may exceed 300%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in increased transaction costs and tax liability for investors.

The risks of investing in the Funds


Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                                       How we strive to manage them

------------------------------------------------------------------------------------------------------------------------------------

Market risk is the risk that all or a majority of the               For each Fund we maintain a long-term approach and focus on
securities in a certain market-like the stock or bond               securities that we believe can continue to provide returns
market-will decline in value because of factors such as             over an extended period of time regardless of interim market
economic conditions, future expectations or investor                fluctuations. We do not try to predict overall market
confidence.                                                         movements and generally do not trade for short-term
                                                                    purposes.
------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the value of            Although Delaware American Services Fund will not invest
securities in a particular industry or the value of an              more than 25% of its net assets in any one industry, it may
individual stock or bond will decline because of changing           from time to time invest a significant portion of its assets
expectations for the performance of that industry or for the        in the financial services, business services or consumer
individual company issuing the stock.                               services sectors. As a consequence, the value of Fund shares can be expected to fluctuate in response to economic,
                                                                    political or regulatory developments affecting companies in those sectors, and may fluctuate more widely than shares of a fund that invests in a broader range of industries or
                                                                    sectors. For example, to the extent that the Fund invests
                                                                    more heavily in the financial services sector, the Fund may be more susceptible to any single economic, political or
                                                                    regulatory development affecting the financial services
                                                                    industry.

                                                                    Although Delaware Research Fund will not invest more than
                                                                    25% of its net assets in any one industry, it may from time to time invest up to that amount in any one industry or in closely related industries. As a result, the value of the
                                                                    Fund's shares will fluctuate in response to economic,
                                                                    political or regulatory developments affecting a particular industry or closely related industries that represent a
                                                                    large percentage of the Fund's assets, and may fluctuate
                                                                    more widely than shares of a fund that invests in a broader range of industries.

                                                                    To seek to reduce these risks, we limit the amount of each
                                                                    Fund's assets invested in any one industry and we follow a rigorous selection process before choosing securities for
                                                                    each Fund.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                                       How we strive to manage them

------------------------------------------------------------------------------------------------------------------------------------

Interest rate risk is the risk that securities, particularly        Delaware American Services Fund and Delaware Research Fund
bonds with longer maturities, will decrease in value if             can invest in small or mid-cap companies and we seek to
interest rates rise and increase in value if interest rates         address the potential interest rate risks associated with
fall. However, investments in equity securities issued by           those holdings by analyzing each company's financial
small and medium-sized companies, which often borrow money          situation and its cash flow to determine the company's
to finance operations, may also be adversely affected by            ability to finance future expansion and operations. The
rising interest rates. Financial services companies may also        potential impact that rising interest rates might have on a
be affected by interest rate changes because it impacts             stock is taken into consideration before a stock is
their cost of capital and profitability.                            purchased. Delaware American Services Fund holds a mix of
                                                                    different financial companies some of which may be more or less sensitive to interest rate changes.
------------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities may be             Each Fund typically invests only a small portion its
adversely affected by political instability, changes in             portfolio in foreign securities or ADRs. When we do purchase
currency exchange rates, foreign economic conditions or             foreign securities, they are often denominated in U.S.
inadequate regulatory and accounting standards.                     dollars. We also tend to avoid markets where we believe
                                                                    accounting standards or the regulatory structure are
                                                                    underdeveloped.
------------------------------------------------------------------------------------------------------------------------------------
Company size risk is the risk that prices of small and              Delaware American Services Fund and Delaware Research Fund
medium-sized companies may be more volatile than larger             seek opportunities among companies of all sizes. However,
companies because of limited financial resources or                 because neither Fund concentrates specifically on small or
dependence on narrow product lines.                                 medium-sized companies, this risk may be balanced by
                                                                    holdings of larger companies.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be         We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund values them.
------------------------------------------------------------------------------------------------------------------------------------
Non-diversified funds risk: Non-diversified investment              Delaware American Services Fund and Delaware Research Fund
companies have the flexibility to invest as much as 50% of          will not be diversified under the 1940 Act.
their assets in as few as two issuers with no single issuer
accounting for more than 25% of the portfolio. The remaining        Delaware Research Fund will always be invested in at least
50% of the portfolio must be diversified so that no more            20 issuers, and in general will not hold more than a 5%
than 5% of a fund's assets is invested in the securities of         position in any issuer. Although Delaware American Services
a single issuer. Since a non-diversified fund may invest its        Fund may invest a significant portion of its assets in a
assets in fewer issuers, the value of fund shares may               particular industry and related industries, it will not be
increase or decrease more rapidly than if the fund were             heavily invested in any single issuer.
fully diversified because changes in the price of any one
portfolio security may affect a larger portion of the fund's overall assets.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                                       How we strive to manage them

------------------------------------------------------------------------------------------------------------------------------------

Futures and options risk is the possibility that a fund may         We will not use futures and options for speculative reasons.
experience a significant loss if it employs an options or           We may use futures and options to protect gains in the
futures strategy related to a security or a market index and        portfolio without actually selling a security. We may also
that security or index moves in the opposite direction from         use options and futures to quickly invest excess cash so
what the portfolio manager anticipated. Futures and options         that the portfolio is generally fully invested.
also involve additional expenses, which could reduce any
benefit or increase any loss to a fund from using the
strategy.
------------------------------------------------------------------------------------------------------------------------------------


Who manages the Funds

Investment manager

Each Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for each Fund, manages each Fund's business affairs and provides daily administrative services. For its services to each Fund, Delaware Management Company will receive the following annual fee from each Fund:


--------------------------------------------------------------------------------
                                     Fee based on average daily net assets
-------------------------------      -------------------------------------------
Delaware American Services Fund      0.75% on the first $500 million
                                     0.70% on the next $500 million
                                     0.65% on the next $1.5 billion
                                     0.60% on assets in excess of $2.5
                                     billion
-------------------------------      -------------------------------------------
Delaware Research Fund               1.00% on the first $500 million
                                     0.95% on the next $500 million
                                     0.90% on the next $1.5 billion
                                     0.85% on assets in excess of $2.5
                                     billion
-------------------------------      -------------------------------------------
Delaware Large Cap Growth Fund       0.65% on the first $500 million
                                     0.60% on the next $500 million
                                     0.55% on the next $1.5 billion
                                     0.50% on assets in excess of $2.5
                                     billion
--------------------------------------------------------------------------------

Portfolio managers

Delaware American Services Fund

John A. Heffern and Steven T. Lampe have primary responsibility for making day-to-day investment decisions for Delaware American Services Fund. They have been managing the Fund since its inception. In making decisions for the Fund, Mr. Heffern and Mr. Lampe regularly consult with Gerald S. Frey.


John A. Heffern, Vice President/Portfolio Manager, earned a bachelor's degree and an MBA degree at the University of North Carolina at Chapel
Hill. Prior to joining, Delaware Investments in 1997, he was a Senior Vice President, Equity Research in NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Delaware Research Fund

Timothy G. Connors and Paul Dokas have primary responsibility for making day-to-day investment decisions for Delaware Research Fund. They have been managing the Fund since its inception.


Timothy G. Connors, Vice President/Senior Portfolio Manager, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA Charterholder and a member of the Association for Investment Management and Research.

J. Paul Dokas, Vice President/Senior Portfolio Manager, is responsible for producing quantitative research used to develop new global investment services, refining existing services, and making asset-allocation decisions. He joined Delaware Investments in 1997. He previously was Director of Trust Investment Management at Bell Atlantic Corporation. He earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. He is a CFA Charterholder.


Delaware Large Cap Growth Fund

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for Delaware Large Cap Growth Fund. Mr. Frey has been managing the Fund since its inception. When making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs. Please see Delaware American Services Fund for biographical information regarding Mr. Frey, Mr. Heffern and Mr. Lampe.


Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small cap growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA degree from Duke University.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large- capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.


Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Who's who?

The following describes the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.


                                      Board of Trustees


     Investment manager                   The Funds                   Custodian
Delaware Management Company                                   The Chase Manhattan Bank
     One Commerce Square                                      4 Chase Metrotech Center
   Philadelphia, PA 19103                                        Brooklyn, NY 11245


   Portfolio manager                  Distributor                     Service agent
(see page __ for details)     Delaware Distributors, L.P.    Delaware Service Company, Inc.
                                  1818 Market Street               1818 Market Street
                                Philadelphia, PA 19103           Philadelphia, PA 19103


                                     Financial advisers


                                        Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for the Funds. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.


o Absent 12b-1 fee waivers, Class A shares are subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.


o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.


Class A sales charges

-------------------------------------------------------------------------------------------
   Amount of      Sales charge as %      Sales charge as % of      Dealer's commission as %
   purchase       of offering price        amount invested            of offering price
-------------------------------------------------------------------------------------------

Less than               5.75%                    5.00%                     6.10%
$50,000
-------------------------------------------------------------------------------------------
$50,000 but             4.75%                    4.99%                     4.00%
under $100,000
-------------------------------------------------------------------------------------------

$100,000 but            3.75%                    3.90%                     3.00%
under $250,000
-------------------------------------------------------------------------------------------
$250,000 but            2.50%                    2.56%                     2.00%
 under $500,000
-------------------------------------------------------------------------------------------
$500,000 but            2.00%                    2.04%                     1.60%
under $1 million
-------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of
Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.
-------------------------------------------------------------------------------------------
$1 million up to        none                     none                      1.00%
$5 million
-------------------------------------------------------------------------------------------
Next $20 million        none                     none                      0.50%
Up to $25 million
-------------------------------------------------------------------------------------------
Amount over             none                     none                      0.25%
$25 million
-------------------------------------------------------------------------------------------


Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, absent 12b-1 fee waivers, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of a Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

------------------------------------------------------------------------------------------------------------------------------------
Program                               How it works                                          Share class
                                                                         A                       B                      C
------------------------------------------------------------------------------------------------------------------------------------
Letter of Intent                     Through a Letter of                 X             Although the Letter of Intent and Rights of
                                     Intent you agree to                               Accumulation do not apply to the purchase of
                                     invest a certain amount                           Class B and C shares, you can combine your
                                     in Delaware Investments                           purchase of Class A shares with your
                                     Funds (except money                               purchase of Class B and C shares to fulfill
                                     market funds with no                              your Letter of Intent or qualify for
                                     sales charge) over a                              Rights of Accumulation.
                                     13-month period to
                                     qualify for reduced
                                     front-end sales charges.


---------------------------------------------------------------------------------------
Rights of                            You can combine your                X
Accumulation                         holdings or purchases of
                                     all funds in the Delaware
                                     Investments family
                                     (except money market
                                     funds with no sales
                                     charge) as well as the
                                     holdings and purchases of
                                     your spouse and children
                                     under 21 to qualify for
                                     reduced front-end sales
                                     charges.

------------------------------------------------------------------------------------------------------------------------------------
Reinvestment of                      Up to 12 months after you      For Class A, you    For Class B, your account         Not
Redeemed Shares                      redeem shares, you can         will not have to    will be credited with the         available.
                                     reinvest the proceeds          pay an additional   contingent deferred sales
                                     without paying a sales         front-end sales     charge you previously
                                     charge as noted to the         charge.             paid on the amount you
                                     right.                                             are reinvesting. Your
                                                                                        schedule for contingent
                                                                                        deferred sales charges
                                                                                        and conversion to Class A
                                                                                        will not start over
                                                                                        again; it will pick up
                                                                                        from the point at which
                                                                                        you redeemed your shares.

------------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA,                         These investment plans              X               There is no reduction in sales charges for
SEP IRA, SARSEP,                    may qualify for reduced                             Class B or Class C shares for group
Prototype Profit Sharing,           sales charges by                                    purchases by retirement plans.
Pension, 401(k), SIMPLE             combining the purchases
401(k), 403(b)(7), and              of all members of the
457 Retirement Plans                group. Members of these
                                    groups may also qualify
                                    to purchase shares
                                    without a front-end sales
                                    charge and a waiver of
                                    any contingent deferred
                                    sales charges.

------------------------------------------------------------------------------------------------------------------------------------

                                                                              27

How to buy shares


Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


By wire

Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account Number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.



By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.


Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.


The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in a Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in a Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares


Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.


By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


By telephone

You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a front-end or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.


Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time a Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Investments by fund of funds
Delaware Research Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights


The financial highlights table is intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. Financial highlights are not shown for Class B and Class C shares because these shares were not operating as of the close of the fiscal year.

                                                                                                              Delaware
                                                      Delaware American              Delaware                 Large Cap
                                                        Services Fund              Research Fund             Growth Fund
                                                           A Class                    A Class                  A Class
                                                      Period 12/29/99(1)        Period 12/29/99(1)       Period 12/29/99(1)
                                                       through 6/30/00            through 6/30/00          through 6/30/00

Net asset value, beginning of period                        $8.50                      $8.50                    $8.50

Income (loss) from investment operations:
Net investment income(2)                                    0.010                      0.394                    0.127
Net realized and unrealized gain (loss) on investments      2.030                     (0.634)                   1.823
Total from investment operations                            2.040                     (0.240)                   1.950
Net asset value, end of period                             $10.54                      $8.26                   $10.45

Total return(3)                                            24.00%                     (2.82%)                  22.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $774                       $346                      $40
Ratio of expenses to average net assets(4)                  0.75%                      0.75%                    0.75%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly            1.22%                      1.48%                    1.30%
Ratio of net investment income to average net assets        0.20%                      7.46%                    2.54%
Ratio of net investment income (loss) to average net
 assets prior to expense limitation and expenses
 paid indirectly                                           (0.27%)                     6.73%                    1.99%
Portfolio turnover                                           988%                       435%                     304%

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects the expense limitations in effect for the Funds.
(4) Ratios for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules were 0.77%, 0.78% and 0.81%, for Delaware American Services Fund A Class, Delaware Research Fund A Class and Delaware Large Cap Growth Fund A Class, respectively.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment loss to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary


The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond

A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities

With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.


Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)

A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate financial advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware American Services Fund
Delaware Research Fund
Delaware Large Cap Growth Fund


Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In a Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about a Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about a Fund from your financial adviser.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 1.202.942.8090.


Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o  For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-1485


                                    DELAWARE
                                   INVESTMENTS
                              ---------------------
                              Philadelphia * London



P-002 [--] PP 08/00

                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London



                         Delaware American Services Fund
                             Delaware Research Fund
                         Delaware Large Cap Growth Fund



                               Institutional Class


                                   Prospectus

                                 August 29, 2000



                             Growth of Capital Funds


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of Contents


Fund profiles                                        page
Delaware American Services Fund
Delaware Research Fund
Delaware Large Cap Growth Fund

How we manage the Funds                              page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                                page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                   page
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum

Dividends, distributions and taxes                   page

Certain management considerations                    page


Financial highlights                                 page

Glossary                                             page

Profile: Delaware American Services Fund


What is the Fund's goal? Delaware American Services Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in stocks of U.S. companies in the financial services, business services, and consumer services sectors. The Fund may from time to time focus more on any one of these sectors over the others and may invest in securities of companies in other service sectors. The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in each of these sectors. We evaluate a stock's characteristics as well as the individual company's management capabilities and financial strength. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices.

Although the Fund will not invest more than 25% of its net assets in any one industry, the Fund may from time to time invest a significant portion of its assets in the financial services, business services or consumer services sectors. In instances when there is greater concentration in the financial services sector, the Fund may be particularly sensitive to changes in the general market and economic conditions that affect that sector. Financial services companies are subject to extensive government regulation which tends to limit the financial commitments that the companies can make and the interest rates and other fees they can charge. These limitations can have a significant effect on the profitability of a financial services company. Also financial services companies may be hurt when interest rates rise sharply, although not all participants are affected equally. These stocks may also be vulnerable to rapidly rising inflation. Moreover, government deregulation of the industry may stall, which could limit the profit potential of industry participants. In instances where the Fund concentrates more heavily in the other two sectors, the Fund may be particularly sensitive to the general market and other economic conditions affecting companies within those sectors.

In addition, the smaller companies that Delaware American Services Fund may invest in may involve greater risk than other companies due to narrower lines of products or services, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short term.

Delaware American Services Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.

For a more complete discussion of risk, please turn to page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o  Investors with long-term financial goals.
o  Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of the service sectors of the market.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who are unwilling to accept the risks of a non-diversified, more concentrated, fund focusing on companies in limited market sectors.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                 none
------------------------------------------------------------------
Maximum contingent deferred sales charge (load) As a
percentage of original purchase price or redemption
price, whichever is lower                                    none
------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends                                                    none
------------------------------------------------------------------
Redemption fees                                              none
------------------------------------------------------------------
Exchange fees(1)                                             none
------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------
Management fees                                             0.75%
------------------------------------------------------------------
Distribution and service (12b-1) fees                        none
------------------------------------------------------------------
Other expenses                                              0.22%
------------------------------------------------------------------
Total operating expenses(2)                                 0.97%
------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------------
 1 year     $   99
-------------------
 3 years    $  309
-------------------
 5 years    $  536
-------------------
10 years    $1,190
-------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses through February 28, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 0.75% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

Profile: Delaware Research Fund

What is the Fund's goal? Delaware Research Fund seeks to provide long-term capital growth. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in equity securities, without any limit on size or capitalization of the companies issuing them. Generally, the Fund will hold only 20 to 30 different stocks. The Fund will be less diversified than other funds but is designed to capitalize on the best stock opportunities identified by the portfolio management teams of the investment products managed by Delaware Investments.

The Fund may purchase any stock that is held by another investment product managed by Delaware Investments . Once the universe of stocks held by other investment products is determined, we rank those stocks using quantitative models that measure their value, growth and risk characteristics. Among those falling in the top 25% of the group, we apply a bottom-up analysis to choose what we consider to be the stocks with the greatest potential for long-term price appreciation. Both value and growth stocks may be included in the Fund. We will monitor the stocks held by other investment products and confer with the managers of other investment products as needed. If a stock is sold by all of the other investment products holding it or if a stock otherwise no longer meets our criteria, the Fund will sell that stock and replace it with another.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
The Fund will be affected by declines in stock prices, which could be caused by a drop in the stock market, problems in the economy or poor performance from particular companies or industry sectors.

Delaware Research Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Because of the small number of different stocks held by the Fund, a change in the price of any single stock may have a significant effect on the Fund's performance. Thus, adverse effects on an investment held by the Fund will subject the Fund to greater risk. Because the Fund will continually purchase and sell securities according to its screening process and will tend to purchase or sell securities to maintain an approximately equal weighting for each holding, portfolio turnover may exceed 300%. High turnover rate can result in increased transaction costs and tax liability for an investor.

The Fund may invest a significant portion of its assets in particular industries or in closely related industries, although it will not invest more than 25% of its net assets in any one industry. Higher industry concentrations cause the Fund to be more sensitive to changes in conditions in those industries. In addition, the smaller companies that Delaware Research Fund may invest in may involve greater risk than other companies due to their narrow product lines, limited financial resources and much greater sensitivity to economic conditions.

For a more complete discussion of risk, please turn to page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of both value and growth sectors of the market in a relatively concentrated portfolio.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors unwilling to accept the risks of a non-diversified, more concentrated, fund.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------
Maximum sales charge (load) imposed                none
on purchases as a percentage of offering
price
--------------------------------------------------------
Maximum contingent deferred sales charge (load)    none
as a percentage of original purchase price
or redemption price, whichever is lower
--------------------------------------------------------
Maximum sales charge (load) imposed on             none
reinvested dividends
--------------------------------------------------------
Redemption fees                                    none
--------------------------------------------------------
Exchange fees(1)                                   none
--------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.


--------------------------------------------------------
Management fees                                    1.00%
--------------------------------------------------------
Distribution and service (12b-1) fees              none
--------------------------------------------------------
Other expenses                                     0.23%
--------------------------------------------------------
Total operating expenses(2)                        1.23%
--------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------
  1 year                 $125
------------------------------
  3 years                $390
------------------------------
  5 years                $676
------------------------------
 10 years              $1,489
------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses from September 1, 2000 through February 28, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.00% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

Profile: Delaware Large Cap Growth Fund


What is the Fund's goal? Delaware Large Cap Growth Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in common stocks of companies that we believe have the potential for high earnings growth by following a bottom-up approach that focuses on a company's historic or projected earnings growth rate, price-to-earnings ratio and cash flows. Once companies with the desired characteristics are identified, the Fund evaluates further the company's management, its strength within its industry and various financial and economic factors. The Fund invests in a diversified portfolio of stocks of companies across a broad range of industry sectors and will normally invest at least 65% of its assets in companies with a market capitalization of $5 billion or more at the time of purchase.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies.

For a more complete discussion of risk, please turn to page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and companies.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------
Maximum sales charge (load) imposed on             none
purchases as a percentage of offering
price
--------------------------------------------------------
Maximum contingent deferred sales charge (load)    none
as a percentage of original purchase price or
redemption price, whichever is lower
--------------------------------------------------------
Maximum sales charge (load) imposed on             none
reinvested dividends
--------------------------------------------------------
Redemption fees                                    none
--------------------------------------------------------
Exchange fees(1)                                   none
--------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------
Management fees                                   0.65%
--------------------------------------------------------
Distribution and service (12b-1) fees              none
--------------------------------------------------------
Other expenses                                    0.40%
--------------------------------------------------------
Total operating expenses(2)                       1.05%
--------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------
  1 year                 $107
------------------------------
  3 years                $334
------------------------------
  5 years                $579
------------------------------
 10 years              $1,283
------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has agreed to waive fees and pay expenses February 28, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 0.75% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

How we manage the Funds

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. Following is a description of how the portfolio managers pursue each Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware American Services Fund

The Fund strives to identify companies that offer the potential for long-term price appreciation. We invest at least 65% of the Fund's net assets in stocks of U.S. companies in the financial services, business services and consumer services industries. From time to time, the Fund may focus its investments on companies in one of these sectors over companies in the other two and may invest in companies outside of these three service sectors.

The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in the services sectors of the economy. In our search for such companies, we will evaluate a stock's current valuation by reviewing such factors as price-to-earnings, price-to-book, price-to-free cashflow, and revenues, as well as historic and projected earnings and growth rates. Additional factors, including cost of capital and employee utilization characteristics, such as revenue per employee, may also be taken into account.

Once we identify stocks that have attractive characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, how high the company's return on equity is, and how stringent the company's financial and accounting policies are.


The Fund will invest in the common stocks of companies in the financial services industry. These may include, but are not limited to:

o Regional and money center banks
o Thrift and savings banks
o Insurance companies
o Home, auto, and other specialty finance companies
o Securities brokerage firms
o Investment management firms
o Publicly traded, government-sponsored financial intermediaries
o Financial conglomerates

The Fund will invest in the common stocks of companies in the business services industry. These may include, but are not limited to:

o Database management companies
o Environmental services companies
o Consulting firms
o Advertising companies
o Contract product distribution companies
o Employment and staffing companies
o Telemarketing firms
o Credit card processing companies

The Fund will invest in the common stocks of companies in the consumer services industry. These may include, but are not limited to:

o Retail Services
o Cable, Media and Publishing companies
o Leisure, lodging, and entertainment companies
o Telecommunications companies
o Restaurants


Delaware American Services Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

Delaware Research Fund

The Fund invests primarily in equity securities. Generally, the Fund will limit its portfolio to 20 to 30 different stocks. The securities we select must pass through three levels of evaluation.

[ ] First, the only stocks we will consider for purchase are stocks that have already been selected by our portfolio managers for other investment products managed by Delaware Investments.
[ ] Second, we rank these stocks using quantitative models that measure their value, growth and risk characteristics.
[ ] Third, we perform a bottom-up analysis on the companies in the top 25% of the ranking and, from those companies, we select 20 to 30 individual securities for the Fund that we believe have the greatest potential for capital appreciation. That analysis focuses on the financial condition and relative competition of each issuer under consideration.

When a security held by the Fund no longer passes any of these levels of review, it is sold and replaced by a new security that meets our selection criteria. The Fund may hold both "value" and "growth" stocks. Value stocks generally are those whose market price appears to be less than its intrinsic value. Growth stocks generally are those whose earnings have grown rapidly and are expected to continue doing so.

Delaware Research Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

Delaware Large Cap Growth Fund

The Fund strives to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The Fund will normally invest at least 65% of its assets in companies with a market capitalization $5 billion or more at the time of purchase. The Fund uses a bottom-up approach to identify companies that typically exhibit one or more of the following characteristics:

o A history of high growth in earnings-per-share
o Projections for high future growth or acceleration in earnings-per-share
o A price-to-earnings ratio that is low relative to other stocks
o Discounted cash flows that are high relative to other stocks

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high the company's return on equity is, how much of the company's profits are reinvested in the company to fuel additional growth, and how stringent the company's financial and accounting policies are.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

We maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Delaware Large Cap Growth Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------------
Securities                                                                        How we use them
------------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of ownership         We invest at least 65% of each Funds total assets in equity
in a corporation. Stockholders participate in the                    securities (including common stocks and convertible
corporation's profits and losses, proportionate to the               securities). Generally, however, we invest 90% to 100% of
number of shares they own.                                           net assets in common stock. Delaware Large Cap Growth Fund will invest in companies with a market capitalization of $5 billion or more at the time of purchase. Delaware American
                                                                     Services Fund and Delaware Research Fund may invest in
                                                                     common stocks of any market capitalization.
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities and American Depositary Receipts:                 Although each Fund may invest up to 25% of its net assets in
Securities of foreign entities issued directly or, in the            foreign securities, we have no present intention of doing
case of American Depositary Receipts, through a U.S. bank.           so. We may invest without limit in ADRs and will do so when
ADRs represent a bank's holdings of a stated number of               we believe they offer greater value and greater appreciation
shares of a foreign corporation. An ADR entitles the holder          potential than U.S. securities.
to all dividends and capital gains earned by the underlying
foreign shares. ADRs are bought and sold the same as U.S.
securities.
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities: Usually preferred stocks or                  Each Fund may invest in convertible securities and selects
corporate bonds that can be exchanged for a set number of            them on the basis of the common stock into which they can be
shares of common stock at a predetermined price.                     converted, not on the basis of the debt ratings of the
                                                                     convertible securities.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as         Typically, each Fund uses repurchase agreements as a
a Fund, and seller of securities in which the seller agrees          short-term investment for a Fund's cash position. In order
to buy the securities back within a specified time at the            to enter into these repurchase agreements, a Fund must have
same price the buyer paid for them, plus an amount equal to          collateral of at least 102% of the repurchase price. (None
an agreed upon interest rate. Repurchase agreements are              of the Funds may have more than 10% of its assets in
often viewed as equivalent to cash.                                  repurchase agreements with maturities of over seven days.)
                                                                     The Funds will only enter into repurchase agreements in
                                                                     which the collateral is comprised of U.S. government
                                                                     securities.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose             Each Fund may invest in privately placed securities
resale is restricted under securities law.                           including those that are eligible for resale only among
                                                                     certain institutional buyers without registration, which are commonly known as Rule 144A Securities.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities                                                                        How we use them
------------------------------------------------------------------------------------------------------------------------------------
Options and futures: Options represent a right to buy or             If we have stocks in the Funds that have unrealized gains
sell a security at an agreed upon price at a future date.            because of past appreciation, we would want to protect those
The purchaser of an option may or may not choose to go               gains when we anticipate adverse conditions. We might use
through with the transaction.                                        options or futures to neutralize the effect of any price
                                                                     declines, without selling the security. For example, we
Futures contracts are agreements for the purchase or sale of         might buy a put option giving us the right to sell the stock
securities at a specified price, on a specified date. Unlike         at a specific price on a specific date in the future. If
an option, a futures contract must be executed unless it is          prices then fell, our decline would be offset by the gain on
sold before the settlement date.                                     the put option. On the other hand, if prices rose, we would lose the amount paid for the put option, but we would still
Certain options and futures may be considered to be                  own the stock, and could benefit from the appreciation.
derivative securities.
                                                                     Use of these strategies can increase the operating costs of a Fund and can lead to loss of principal.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready             Each Fund may invest no more than 15% of net assets in
market, and cannot be easily sold within seven days at               illiquid securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs): REITs are pooled              Delaware Research Fund may invest in REITs
investment vehicles which invest primarily in                        consistent with its investment objective and policies.
income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs,
mortgage REITs or a combination of equity and mortgage
REITs. Equity REITs invest the majority of their assets
directly in real property and derive income primarily from
the collection of rents. Equity REITs can also realize
capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection
of interest payments.
------------------------------------------------------------------------------------------------------------------------------------

Each Fund may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities and other securities in which the Funds may invest.

Lending securities

Each Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Funds.

Purchasing securities on a when-issued or delayed delivery basis
Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions

In response to unfavorable market conditions, each Fund may make temporary investments in bonds, cash or cash equivalents. To the extent that a Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover

We anticipate that Delaware Large Cap Growth Fund will have an annual portfolio turnover of more than 100%. Delaware American Services Fund's and Delaware Research Fund's portfolio turnover rate may exceed 300%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in increased transaction costs and tax liability for investors.

The risks of investing in the Funds


Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                            Risks                                                    How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the                For each Fund we maintain a long-term approach and focus on
securities in a certain market-like the stock or bond                securities that we believe can continue to provide returns
market-will decline in value because of factors such as              over an extended period of time regardless of interim market
economic conditions, future expectations or investor                 fluctuations. We do not try to predict overall market
confidence.                                                          movements and generally do not trade for short-term
                                                                     purposes.
------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the value of             Although Delaware American Services Fund will not invest
securities in a particular industry or the value of an               more than 25% of its net assets in any one industry, it may
individual stock or bond will decline because of changing            from time to time invest a significant portion of its assets
expectations for the performance of that industry or for the         in the financial services, business services or consumer
individual company issuing the stock.                                services sectors. As a consequence, the value of Fund shares can be expected to fluctuate in response to economic,
                                                                     political or regulatory developments affecting companies in those sectors, and may fluctuate more widely than shares of a fund that invests in a broader range of industries or
                                                                     sectors. For example, to the extent that the Fund invests
                                                                     more heavily in the financial services sector, the Fund may be more susceptible to any single economic, political or
                                                                     regulatory development affecting the financial services
                                                                     industry.

                                                                     Although Delaware Research Fund will not invest more than
                                                                     25% of its net assets in any one industry, it may from time to time invest up to that amount in any one industry or in closely related industries. As a result, the value of the
                                                                     Fund's shares will fluctuate in response to economic,
                                                                     political or regulatory developments affecting a particular industry or closely related industries that represent a
                                                                     large percentage of the Fund's assets, and may fluctuate
                                                                     more widely than shares of a fund that invests in a broader range of industries.

                                                                     To seek to reduce these risks, we limit the amount of each
                                                                     Fund's assets invested in any one industry and we follow a rigorous selection process before choosing securities for
                                                                     each Fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Risks                                                    How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities, particularly         Delaware American Services Fund and Delaware Research Fund
bonds with longer maturities, will decrease in value if              can invest in small or mid-cap companies and we seek to
interest rates rise and increase in value if interest rates          address the potential interest rate risks associated with
fall. However, investments in equity securities issued by            those holdings by analyzing each company's financial
small and medium-sized companies, which often borrow money           situation and its cash flow to determine the company's
to finance operations, may also be adversely affected by             ability to finance future expansion and operations. The
rising interest rates. Financial services companies may also         potential impact that rising interest rates might have on a
be affected by interest rate changes because it impacts              stock is taken into consideration before a stock is
their cost of capital and profitability.                             purchased. Delaware American Services Fund holds a mix of
                                                                     different financial companies some of which may be more or less sensitive to interest rate changes.
------------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities may be              Each Fund typically invests only a small portion its
adversely affected by political instability, changes in              portfolio in foreign securities or ADRs. When we do purchase
currency exchange rates, foreign economic conditions or              foreign securities, they are often denominated in U.S.
inadequate regulatory and accounting standards.                      dollars. We also tend to avoid markets where we believe
                                                                     accounting standards or the regulatory structure are
                                                                     underdeveloped.
------------------------------------------------------------------------------------------------------------------------------------
Company size risk is the risk that prices of small and               Delaware American Services Fund and Delaware Research Fund
medium-sized companies may be more volatile than larger              seek opportunities among companies of all sizes. However,
companies because of limited financial resources or                  because neither Fund concentrates specifically on small or
dependence on narrow product lines.                                  medium-sized companies, this risk may be balanced by
                                                                     holdings of larger companies.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be          We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund values them.
------------------------------------------------------------------------------------------------------------------------------------
Non-diversified funds risk: Non-diversified investment               Delaware American Services Fund and Delaware Research Fund
companies have the flexibility to invest as much as 50% of           will not be diversified under the 1940 Act.
their assets in as few as two issuers with no single issuer
accounting for more than 25% of the portfolio. The remaining         Delaware Research Fund will always be invested in at least
50% of the portfolio must be diversified so that no more             20 issuers, and in general will not hold more than a 5%
than 5% of a fund's assets is invested in the securities of          position in any issuer. Although Delaware American Services
a single issuer. Since a non-diversified fund may invest its         Fund may invest a significant portion of its assets in a
assets in fewer issuers, the value of fund shares may                particular industry and related industries, it will not be
increase or decrease more rapidly than if the fund were              heavily invested in any single issuer.
fully diversified because changes in the price of any one
portfolio security may affect a larger portion of the fund's overall assets.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Risks                                                    How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
Futures and options risk is the possibility that a fund may          We will not use futures and options for speculative reasons.
experience a significant loss if it employs an options or            We may use futures and options to protect gains in the
futures strategy related to a security or a market index and         portfolio without actually selling a security. We may also
that security or index moves in the opposite direction from          use options and futures to quickly invest excess cash so
what the portfolio manager anticipated. Futures and options          that the portfolio is generally fully invested.
also involve additional expenses, which could reduce any
benefit or increase any loss to a fund from using the
strategy.
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager

Each Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for each Fund, manages each Fund's business affairs and provides daily administrative services. For its services to each Fund, Delaware Management Company will receive the following annual fee from each Fund:


--------------------------------------------------------------------------------
                                         Fee based on average daily net assets
Delaware American Services Fund          0.75% on the first $500 million
                                         0.70% on the next $500 million
                                         0.65% on the next $1.5 billion
                                         0.60% on assets in excess of $2.5
                                         billion
--------------------------------------------------------------------------------
Delaware Research Fund                   1.00% on the first $500 million
                                         0.95% on the next $500 million
                                         0.90% on the next $1.5 billion
                                         0.85% on assets in excess of $2.5
                                         billion
--------------------------------------------------------------------------------
Delaware Large Cap Growth Fund           0.65% on the first $500 million
                                         0.60% on the next $500 million
                                         0.55% on the next $1.5 billion
                                         0.50% on assets in excess of $2.5
                                         billion
--------------------------------------------------------------------------------

Portfolio managers

Delaware American Services Fund

John A. Heffern and Steven T. Lampe have primary responsibility for making day-to-day investment decisions for Delaware American Services Fund. They have been managing the Fund since its inception. In making decisions for the Fund, Mr. Heffern and Mr. Lampe regularly consult with Gerald S. Frey.


John A. Heffern, Vice President/Portfolio Manager, earned a bachelor's degree and an MBA degree at the University of North Carolina at Chapel
Hill. Prior to joining, Delaware Investments in 1997, he was a Senior Vice President, Equity Research in NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Delaware Research Fund

Timothy G. Connors and Paul Dokas have primary responsibility for making day-to-day investment decisions for Delaware Research Fund. They have been managing the Fund since its inception.


Timothy G. Connors, Vice President/Senior Portfolio Manager, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA Charterholder and a member of the Association for Investment Management and Research.

J. Paul Dokas, Vice President/Senior Portfolio Manager, is responsible for producing quantitative research used to develop new global investment services, refining existing services, and making asset-allocation decisions. He joined Delaware Investments in 1997. He previously was Director of Trust Investment Management at Bell Atlantic Corporation. He earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. He is a CFA Charterholder.


Delaware Large Cap Growth Fund

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for Delaware Large Cap Growth Fund. Mr. Frey has been managing the Fund since its inception. When making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs. Please see Delaware American Services Fund for biographical information regarding Mr. Frey, Mr. Heffern and Mr. Lampe.


Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small cap growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA degree from Duke University.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large- capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.


Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Who's who?

The following describes the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

                                Board of Trustees

    Investment manager               The Funds                       Custodian
 Delaware Management Company                                  The Chase Manhattan Bank
   One Commerce Square                                        4 Chase Metrotech Center
  Philadelphia, PA 19103                                          Brooklyn, NY 11245


     Portfolio manager               Distributor                     Service agent
 (see page __ for details)    Delaware Distributors, L.P.    Delaware Service Company, Inc.
                                 1818 Market Street              1818 Market Street
                              Philadelphia, PA 19103            Philadelphia, PA 19103

                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Funds' manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Funds' manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

How to buy shares


By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account Number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.



By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.


Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine each Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in each Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares


By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.


Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


Account minimum
If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Investments by fund of funds
Delaware Research Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights


The financial highlights table is intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918

------------------------------------------------------------------------------------------------------------------------------------
                                                                Delaware              Delaware                 Delaware
                                                                American           Research Fund               Large Cap
                                                              Services Fund        Institutional              Growth Fund
                                                              Institutional            Class                 Institutional
                                                                  Class                                          Class
                                                             Period 12/29/99(1)    Period 12/29/99(1)       Period 12/29/99(1)
                                                             through 6/30/00       through 6/30/00          through 6/30/00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $8.50                 $8.50                    $8.50

Income (loss) from investment operations:
Net investment income(2)                                          0.010                 0.394                    0.127
Net realized and unrealized gain (loss) on investments            2.030                (0.634)                   1.823
Total from investment operations                                  2.040                (0.240)                   1.950

Net asset value, end of period                                   $10.54                 $8.26                   $10.45

Total return(3)                                                   24.00%                (2.82%)                  22.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $2,479                $5,473                   $2,458
Ratio of expenses to average net assets(4)                         0.75%                 0.75%                    0.75%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly                    0.97%                 1.23%                    1.05%
Ratio of net investment income to average net assets               0.20%                 7.46%                    2.54%
Ratio of net investment income (loss) to average net
assets prior to expense limitation and expenses paid
indirectly                                                        (0.02%)                6.98%                    2.24%
Portfolio turnover                                                  988%                  435%                     304%

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects the expense limitations in effect for the Funds.
(4) Ratios for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules were 0.77%, 0.78% and 0.81%, for Delaware American Services Fund Institutional Class, Delaware Research Fund Institutional Class and Delaware Large Cap Growth Fund Institutional Class, respectively.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment loss to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.]

Glossary

How to use this glossary


The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate financial advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware American Services Fund
Delaware Research Fund
Delaware Large Cap Growth Fund


Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In a Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about a Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about a Fund from your financial adviser.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549- 0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the [Public Reference Room] by calling the SEC at 1.202.942.8090.


Web site
www.delawareinvestments.com
---------------------------
E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-1485










                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London



P-002 [--] PP 08/00

        Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Classes A, B and C Shares should contact their financial adviser or call Delaware Investments at 800-523-1918 and shareholders of the Institutional Classes should contact Delaware Investments at 800-828-5052.


INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


---------------------------------------
DELAWARE GROUP EQUITY FUNDS III
---------------------------------------


Delaware American Services Fund
Delaware Large Cap Growth Fund
Delaware Research Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund


A CLASS
B CLASS
C CLASS
INSTITUTIONAL CLASS
---------------------------------------




PART B

STATEMENT OF
ADDITIONAL INFORMATION


AUGUST 29, 2000


                                                                    DELAWARE(SM)
                                                                    INVESTMENTS
                                                                    ============

                       STATEMENT OF ADDITIONAL INFORMATION

                                August 29, 2000

                         DELAWARE GROUP EQUITY FUNDS III

                           Delaware American Services
                         Delaware Large Cap Growth Fund
                             Delaware Research Fund
                     Delaware Technology and Innovation Fund
                               Delaware Trend Fund


                               1818 Market Street
                             Philadelphia, PA 19103

        For more information about the Institutional Class: 800-510-4015

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500


    Delaware Group Equity Funds III ("Equity Funds III") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes shares of Delaware American Services Fund, Delaware Large Cap Growth Fund, Delaware Research Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund (individually a "Fund" and collectively the "Funds"). Each Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes") and an Institutional Class (together referred to as the "Institutional Classes").

    This Part B supplements the information contained in the current Prospectuses for the Fund Classes dated August 29, 2000 and the current Prospectuses for the Institutional Classes dated August 29, 2000, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting a Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors will be incorporated by reference from the Annual Report into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports will be able to be obtained, without charge, by calling 800-523-1918.

------------------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                              Page                                                                         Page
------------------------------------------------------------------------------------------------------------------------------------
Cover Page                                              Dividends and Realized Securities Profits Distributions
------------------------------------------------------------------------------------------------------------------------------------
Investment Policies                                     Taxes
------------------------------------------------------------------------------------------------------------------------------------
Performance Information                                 Investment Management Agreement
------------------------------------------------------------------------------------------------------------------------------------
Trading Practices and Brokerage                         Officers and Trustees
------------------------------------------------------------------------------------------------------------------------------------
Purchasing Shares                                       General Information
------------------------------------------------------------------------------------------------------------------------------------
Investment Plans                                        Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
Determining Offering Price and                          Appendix A--Investment Objectives of the Funds in the
   Net Asset Value                                         Delaware Investments Family
------------------------------------------------------------------------------------------------------------------------------------
Redemption and Exchange
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT POLICIES

Investment Restrictions

    Fundamental Investment Restrictions--Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

    A Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.


     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.


     3. Underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     Non-fundamental Investment Restrictions--In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     1. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

     2. A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

    The following are additional non-fundamental investment restrictions for the Delaware Trend Fund:

    The Delaware Trend Fund shall not:

     1. Invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

     2. Acquire control of any company.

     3. Purchase or retain securities of any company which has an officer or director who is an officer or director of the Fund, or an officer, director or partner of its investment manager if, to the knowledge of the Fund, one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

     4. Invest in securities of other investment companies except at customary brokerage commissions rates or in connection with mergers, consolidations or offers of exchange.

     5. Purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of the Fund's assets or (c) own securities of investment companies having an aggregate value in excess of 10% of the Fund's assets.

     6. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.) Any investment in real estate together with any investment in illiquid assets cannot exceed 10% of the value of the Fund's assets.

     7. Sell short any security or property.

     8. Deal in commodities.

     9. Borrow money in excess of 10% of the value of its assets, and then only as a temporary measure for extraordinary or emergency purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

     10. Make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund and the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     11. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

     12. Act as an underwriter of securities of other issuers.

     13. Permit long or short positions on shares of the Fund to be taken by its officers, trustees or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however, as described under Purchasing Shares.

     14. Invest more than 25% of its assets in any one particular industry. Although it is not a matter of fundamental policy, the Fund has also made a commitment that it will not invest in warrants valued at the lower of cost or market exceeding 5% of the Fund's net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange. In addition, although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

    The Funds may make the following investments consistent with their respective investment objective.


Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Warrants
     Each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.


Foreign Securities

    Each Fund may invest up to 25% (not more than 5% for the Delaware Trend
Fund) of its net assets in foreign securities, although none of the Funds presently intends to invest in these securities. Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations.

    Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of the Funds held in foreign countries.

    There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Funds. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Funds by United States corporations.

ADRs
    Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Repurchase Agreements
    A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company (the "Manager") under the guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis. While a Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest excess cash balances.


    The funds available from the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds in the Delaware Investments family jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.


Restricted and Illiquid Securities

    Each Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions in accordance with an exemption from the registration requirements under applicable securities laws or after registration. The Funds will not purchase illiquid assets, including such restricted securities, if more than 15% (10% for the Delaware Trend Fund) of the value of their respective assets would then consist of illiquid securities.

    Certain of the privately placed securities acquired by a Fund will be eligible for resale by the Fund pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A permits many privately placed or legally restricted securities to be freely traded without restriction among certain institutional buyers such as the fund.

     While maintaining oversight, the Board of Trustees of Equity Funds III has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's limitation in investments in illiquid securities. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and then number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Borrowings
    Although each Fund is permitted under certain circumstances to borrow money and invest in investment company securities, it does not normally do so.

Portfolio Loan Transactions
    Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.


    It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) a Fund must be able to terminate the loan after notice, at any time; 4) a Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of the Equity Funds III know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.


    The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Options on Securities

    Delaware American Services Fund, Delaware Large Cap Growth Fund, Delaware Research Fund and Delaware Technology and Innovation Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge their securities. Each Fund will not invest more than 15% of its assets in illiquid securities.


     A. Covered Call Writing--Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

    During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With respect to options on actual portfolio securities owned by a Fund, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

    Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

    If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

    The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

    A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     B. Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. Each Fund will, at all times during which it holds a put option, own the security covered by such option.

    Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

    A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices

    Each Fund (except the Delaware Trend Fund) may also engage in transactions involving options on stock indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

    Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

    As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

    A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.


     A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Funds portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.


    Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

    A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Futures Contracts and Options on Futures Contracts

    Delaware American Services Fund, Delaware Large Cap Growth, Delaware Research Fund and Delaware Technology and Innovation Fund may enter into futures contracts on stocks and stock indices, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for a Fund.

    A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

    The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market." A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

    Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

    Each Fund may also purchase and write options on the types of futures contracts in which a Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

    At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

    To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent a Fund from closing out its positions relating to futures.

REITs

    Delaware American Services Fund, Delaware Large Cap Growth, Delaware Research Fund and Delaware Technology and Innovation Fund may invest in REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

    A Fund's investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.


    REITs (especially mortgage REITs) are also subject to interest rate risks -- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

    REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Securities of Companies in the Financial Services Industry
    Certain provisions of the federal securities laws permit investment portfolios to invest in companies engaged in securities-related activities only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other securities a Fund may purchase.


    Each Fund may also purchase securities (not limited to equity or debt individually) of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities if the following conditions are met: (1) immediately after the purchase of any securities issuer's equity and debt securities, the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that securities issuer; (2) immediately after a purchase of equity securities of a securities issuer, a Fund may not own more than 5% of the outstanding securities of that class of the securities issuer's equity securities; and (3) immediately after a purchase of debt securities of a securities issuer, a Fund may not own more than 10% of the outstanding principal amount of the securities issuer's debt securities.

    In applying the gross revenue test, an issuer's gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which its owns a 20% or greater voting or equity interest. All of the above percentage limitations are applicable at the time of purchase as well as the issuer's gross revenue test. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.


    The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; (v) the acquisition of demand features or guarantees
(puts) under certain circumstances.

    In addition, Delaware American Services Fund is generally prohibited from purchasing or otherwise acquiring any security (not limited to equity or debt individually) issued by any insurance company if the Fund and any company controlled by the Fund own in the aggregate or, as a result of the purchase, will own in the aggregate more than 10% of the insurance company. Certain state insurance laws impose similar limitations.

Concentration
    In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

PERFORMANCE INFORMATION

    From time to time, each Fund may state each Class' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information of each Class over additional periods of time.

    The average annual total rate of return for each Class will be based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations.

                                           n
                                  P (1 + T)=ERV

Where:     P = a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

           T = average annual total return;

           n = number of years;

         ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

    In presenting performance information for Class A Shares, the contingent deferred sales charge applicable only to certain redemptions of those shares ("Limited CDSC") will not be deducted from any computation of total return.
See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

    Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in a Fund in the future.

    Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, a Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

     The performance of each Class of the Delaware Trend Fund as shown below is the average annual total return quotations through June 30, 2000, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for the Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The average annual total return for Class B and C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at June 30, 2000. The average annual total return for Class B and C Shares excluding deferred sales charge assumes the shares were not redeemed at June 30, 2000, and therefore does not reflect the deduction of a CDSC. Stock prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                                                        Average Annual Total Returns
                                                           Delaware Trend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Trend Fund
                                                                       Trend Fund      Trend Fund       Class C         Trend Fund
                              Trend Fund   Trend Fund                 Class B Shares  Class B Shares     Shares       Class C Shares
                               Class A      Class A     Trend Fund     (Including)     (Excluding      (Including       (Excluding
                             Shares (1,2)  Shares(1)   International  Deferred Sales  Deferred Sales  Deferred Sales  Deferred Sales
                              (at Offer)   (at NAV)        Class         Charge)(3)       Charge)         Charge)         Charge)
------------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/00            54.43%       63.86%        64.37%         57.74%           62.74%         61.72%         62.72%
------------------------------------------------------------------------------------------------------------------------------------
3 years ended 6/30/00           33.68%       36.34%        36.73%         34.82%           35.37%         35.36%         35.36%
------------------------------------------------------------------------------------------------------------------------------------
5 years ended 6/30/00           26.91%       28.43%        28.77%         27.35%           27.50%           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
10 years ended 6/30/00          21.23%       21.96%        22.19%           N/A              N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
15 years ended 6/30/00          19.29%       19.76%        19.91%           N/A              N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund(4)                 11.41%       11.62%        11.68%         26.48%           26.54%         27.02%         27.02%
------------------------------------------------------------------------------------------------------------------------------------

(1) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above figures have been calculated using this new schedule.
(4) Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.


    From time to time, a Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index , the Dow Jones Industrial Average or the Russell 2000 Growth
Index.

    Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecast growth values. These stocks are selected from the 2,000 smallest companies in the Russell 3000 Index which represent approximately 10% of the total market capitalization of the Russell 3000 Index. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stock traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depositary Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

    In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

   Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.


    Each Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


    Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

    Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.


    Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of a Fund and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware Investment Advisers ("DIA"), an affiliate of the Manager, including the number of such clients serviced by DIA.

  The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Fund through June 30, 2000. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but is also shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is not a guarantee of future results. Pursuant to applicable regulation, total return shown for the Delaware Trend Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. Returns for the Class B Shares and Class C Shares of Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund are not provided because these shares have not commenced operations as of the close of the fiscal year.


                                                   Cumulative Total Returns(1)
------------------------------------------------------------------------------------------------------------------------------------
                      Delaware    Delaware                  Delaware     Delaware
                      American    American    Delaware      Large Cap    Large Cap   Delaware     Delaware   Delaware
                      Services    Services    American       Growth       Growth     Large Cap    Research   Research    Delaware
                        Fund        Fund      Services        Fund         Fund       Growth        Fund       Fund      Research
                       Class A     Class A      Fund         Class A      Class A      Fund        Class A    Class A      Fund
                       Shares      Shares   Institutional    Shares       Shares   Institutional   Shares     Shares   Institutional
                     (at Offer)   (at NAV)      Class       (at Offer)   (at NAV)      Class      (at Offer)  (at NAV)     Class
------------------------------------------------------------------------------------------------------------------------------------
3 months              -14.38%      -9.14%      -9.14%         -8.17%      -2.61%      -2.61%       -17.65%   -12.59%     -12.59%
ended
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
6 months               14.57%      21.57%      21.57%         15.60%      22.65%      22.65%        -9.03%    -3.51%      -3.51%
ended
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
Life of                16.85%      24.00%      24.00%         15.84%      22.94%      22.94%        -8.43%    -2.82%      -2.82%
Fund(2)
------------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2) Commenced operations on December 29, 1999.

                                                      Cumulative Total Returns(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Delaware      Delaware
                                                               Technology    Technology       Delaware
                                                                  and           and          Technology          Delaware
                     Delaware      Delaware                    Innovation    Innovation          and            Technology
                    Technology    Technology     Delaware         Fund          Fund         Innovation             and
                       and           and        Technology       Class B      Class B           Fund            Innovation
                    Innovation    Innovation       and           Shares       Shares           Class C             Fund
                       Fund          Fund       Innovation     (Including   (Excluding         Shares          Class C Shares
                      Class A       Class A        Fund         Deferred     Deferred        (Including          (Excluding
                      Shares        Shares     Institutional      Sales        Sales          Deferred         Deferred Sales
                    (at Offer)     (at NAV)        Class         Charge)      Charge)       Sales Charge)          Charge)
------------------------------------------------------------------------------------------------------------------------------------
3 months            -11.82%         -6.46%         -6.46%        -11.32%      -6.65%           -7.59%               -6.65%
ended
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
6 months              7.30%         13.85%         13.85%          8.62%      13.62%           12.62%               13.62%
ended
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
Life of               7.54%         14.12%         14.12%          8.88%      13.88%           12.88%               13.88%
Fund(2)
------------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager. See Investment Management Agreement.
(2) Commenced operations on December 29, 1999.



                            Cumulative Total Returns

------------------------------------------------------------------------------------------------------------------------------------
                                                                Delaware     Delaware        Delaware            Delaware
                                                                 Trend        Trend            Trend              Trend
                                                                  Fund        Fund             Fund                Fund
                                                                Class B      Class B         Class C             Class C
                   Delaware       Delaware       Delaware        Shares       Shares          Shares              Shares
                  Trend Fund     Trend Fund       Trend        (Including   (Excluding      (Including          (Excluding
                    Class A        Class A        Fund          Deferred     Deferred        Deferred            Deferred
                   Shares(1)      Shares(1)   Institutional       Sales       Sales            Sales               Sales
                 (at Offer)(2)    (at NAV)        Class         Charge)(3)   Charge)          Charge)             Charge)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended      -11.63%         -6.24%         -6.19%        -11.11%      -6.43%           -7.37%               -6.44%
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
6 months ended        8.63%         15.25%         15.44%          9.83%      14.83%           13.85%               14.85%
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
9 months ended       46.61%         55.59%         55.94%         49.71%      54.71%           53.72%               54.72%
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
1 year ended         54.43%         63.86%         64.37%         57.74%      62.74%           61.72%               62.72%
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
3 years ended       138.88%        153.44%        155.62%        145.04%     148.04%          148.01%              148.01%
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
5 years ended       229.25%        249.42%        254.09%        234.95%     236.95%             N/A                  N/A
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
10 years ended      585.81%        627.77         641.83%           N/A         N/A              N/A                  N/A
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
15 years ended      309.24%        394.69%        423.57%           N/A         N/A              N/A                  N/A
6/30/00
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund(3)    2984.52%       3173.10%       3236.36%        292.15%     293.15%          199.58%              199.58%
------------------------------------------------------------------------------------------------------------------------------------

(1) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above figures have been calculated using this new schedule.
(4) Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.

Dollar-Cost Averaging

    For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

    Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Investment Plans -- Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

    The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of a Fund for the same time period.

                                                         Number
                       Investment     Price Per        of Shares
                         Amount         Share          Purchased
             Month 1      $100         $10.00              10
             Month 2      $100         $12.50               8
             Month 3      $100          $5.00              20
             Month 4      $100         $10.00              10
             ---------------------------------------------------
                          $400         $37.50              48

Total Amount Invested: $400
Total Number of Shares Purchased: 48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share: $8.33 ($400/48 shares)

    This example is for illustration purposes only. It is not intended to represent the actual performance of a Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

    When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. A Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

    Each Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where a Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    During the past three fiscal years, the aggregate dollar amounts of brokerage commissions were paid by the following Funds:


--------------------------------------------------------------------------------
                                                    Fiscal Year Ended June 30,
--------------------------------------------------------------------------------
                                                 2000         1999          1998
--------------------------------------------------------------------------------
Delaware American Services Fund(1)              $8,758         N/A           N/A
--------------------------------------------------------------------------------
Delaware Large Cap Fund(1)                      $1,096         N/A           N/A
--------------------------------------------------------------------------------
Delaware Research Fund(1)                      $10,314         N/A           N/A
--------------------------------------------------------------------------------
Delaware Technology and Innovation Fund(1)      $7,745         N/A           N/A
--------------------------------------------------------------------------------
Delaware Trend Fund                           $496,441    $801,769    $1,104,062
--------------------------------------------------------------------------------
(1)Commenced operations on December 29, 1999.

    The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

    During their last fiscal year, portfolio transactions of the Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

--------------------------------------------------------------------------------
                                                  Portfolio
                                                Transactions          Brokerage
                                                   Amounts           Commissions
--------------------------------------------------------------------------------
Delaware American Services Fund(1)                 $13,054                 $30
--------------------------------------------------------------------------------
Delaware Large Cap Fund(1)                         $10,370                 $12
--------------------------------------------------------------------------------
Delaware Research Fund(1)                      $28,845,581             $16,926
--------------------------------------------------------------------------------
Delaware Technology and Innovation Fund(1)        $943,200                $864
--------------------------------------------------------------------------------
Delaware Trend Fund                            $20,829,001             $33,914
--------------------------------------------------------------------------------
(1)Commenced operations on December 29, 1999.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Funds' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, each Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

    The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds III's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of NASD Regulation, Inc. (the "NASD"), and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
In investing for capital appreciation, a Fund may hold securities for any period of time. It is anticipated that, given each Fund's investment objective, its annual portfolio turnover [will exceed 100%. The Delaware American Services Fund's and] Delaware Research Fund's portfolio turnover rate may [exceed] 300%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders. Total brokerage costs generally increase with higher portfolio turnover rates. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares.


    The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

    During the past two fiscal years, the portfolio turnover rates for the Funds were as follows:

--------------------------------------------------------------------------------
                                                  2000             1999
--------------------------------------------------------------------------------
 Delaware American Services Fund(1)               988%*             N/A
 Delaware Large Cap Fund(1)                       304%*             N/A
 Delaware Research Fund(1)                        435%*             N/A
 Delaware Technology and Innovation Fund(1)       177%*             N/A
 Delaware Trend Fund                               77%*             86%
--------------------------------------------------------------------------------
  * Annualized
 (1)Commenced operations on December 29, 1999.



PURCHASING SHARES

    The Distributor serves as the national distributor for each [Fund's] shares and has agreed to use its best efforts to sell shares of [each] Fund. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds III or the Distributor.

    The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

    Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds III will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

    Selling dealers are responsible for transmitting orders promptly. Equity Funds III reserves the right to reject any order for the purchase of its shares of any Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. A Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion. isfied.

    A Fund reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.


    A Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

    The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds III and the Distributor intend to operate in compliance with these rules.

    Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' [Prospectuses]. Absent applicable fees waivers, Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

    Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Absent applicable fee waivers, Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

    Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Absent applicable fee waivers, Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

    Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

    See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

    Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

    The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Delaware American Services Fund, Delaware Research Fund and Delaware Large Cap Growth Fund from the commencement of the public offering through February 28, 2001.

    The Board of Trustees of Equity Funds III has set the 12b-1 Plan fee payable by Class A Shares of Delaware Technology and Innovation Fund at 0.25% of average daily net assets.

    Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds III for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


Alternative Purchase Arrangements -- Class A, Class B and Class C Shares

    The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

    The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

    For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

    Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares

    Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
    As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

    For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

    An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
    Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

    During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

    In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

    All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
    Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

    Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
    Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date.
If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.


    Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of same Fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

    All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
    Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

    Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
    Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds III has adopted a separate 12b-1 Plan for each of Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits the Funds to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Class of shares. Such shares are not included in calculating the [Plans]' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

    The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, a Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds III. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

    The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Equity Funds III's Board of Trustees may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for each Class of Delaware American Services Fund, Delaware Research Fund and Delaware Large Cap Growth Fund [through February 28, 2001]. The Board of Trustees of Equity Funds III has set the 12b-1 Plan fee for Class A Shares of Delaware Technology and Innovation Fund at 0.25% of average daily net assets.

    As for the Delaware Trend Fund, effective June 1, 1992, the Board of Trustees has determined that the annual fee, payable on a monthly basis, for Class A Shares under its Plan will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and
(ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating 12b-1 fees to be paid by Class A Shares, the fee is a Class expense so that all shareholders of that Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same per share rate. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current formula for calculating the fees which will be payable under the Plan, such Plan permits the Delaware Trend Fund to pay a full 0.30% on all the Delaware Trend Fund's Class A Shares' assets at any time.

    All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

    From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

    The Plans and the Distribution Agreement have all been approved by the Board of Trustees of Equity Funds III, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Equity Funds III and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

    Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of a Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A
Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Equity Funds III having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Equity Funds III must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

    For the fiscal year ended June 30, 2000, 12b-1 Plan payments from Class A Shares, Class B Shares and Class C Shares of the Delaware Technology and Innovation Fund and Delaware Trend Fund were as follow:

------------------------------------------------------------------------------------------------------------------------------------
                                Delaware              Delaware              Delaware
                             Technology and        Technology and        Technology and           Delaware     Delaware    Delaware
                               Innovation            Innovation            Innovation            Trend Fund   Trend Fund  Trend Fund
                             Fund A Class(1)        Fund B Class(1)       Fund C Class(1)          A Class      B Class     C Class
------------------------------------------------------------------------------------------------------------------------------------
Advertising                         --                   --                     --              $    81           --           --
Annual/Semi Annual Reports          --                   --                     --              $10,621           --           --
Broker Trails                  $23,413              $20,760                 $1,220           $1,473,613     $350,154     $161,035
Broker Sales Charge                 --               $7,651                $31,670                   --     $684,938     $183,717
Dealer Service Expenses             --                   --                     --                   --           --           --
Interest on Broker Sales Charge     --              $51,568                 $4,797                   --     $284,934       $8,986
Commissions to Wholesalers      $1,996               $3,175                     --             $323,654      $65,513      $21,144
Promotional-Broker Meetings         --                   --                     --                   --           --           --
Promotion-Other                     --                   --                     --              $33,652           --           --
Prospectus Printing                 --                   --                     --               $1,651           --           --
Telephone                           --                   --                     --                   --           --           --
Wholesaler Expenses                 --                   --                     --              $30,219           --           --
Other                               --                   --                     --                   --           --           --
Total                          $25,409              $83,154                $37,687            $1,873,491  $1,385,539     $374,882
------------------------------------------------------------------------------------------------------------------------------------

(1)Commenced operations on December 29, 1999.


Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
    From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
    Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

    Current and former officers, [trustees/directors and employees of Equity Funds III, any other fund] in the Delaware Investments family, [the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of [broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value]. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

    Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as a Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

    Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of a fund in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to Retirement Financial Services, Inc. that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.


    Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. has a product participation agreement with the sponsor of the alliance program.

    Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

    Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

    Equity Funds III must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
    Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

    With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

    Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

    A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

    The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
    The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds III which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other funds in the Delaware Investments family.


    Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
    In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of Delaware Investment Advisers, the Manager's affiliate, or any of the Manager's other affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

    The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
    In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
    Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

    Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

    A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

    Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

    Investors should consult their financial advisers or the Transfer Agent, which also serves as each Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
    Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

    The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that Retirement Financial Services, Inc. has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Institutional Class
    The Institutional Class of each Fund is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

    Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.


INVESTMENT PLANS

Reinvestment Plan/Open Account
    Unless otherwise designated by Fund Class shareholders of Delaware Technology and Innovation Fund and Delaware Trend Fund, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Fund Classes of Delaware American Services, Delaware Large Cap Growth Fund and Delaware Research Fund and the Institutional Classes of each Fund are reinvested in the accounts of the holders of such shares (based on net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

    Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
    Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in Delaware Investments, including a Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

    Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

    Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
    If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in a fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.


    Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the same Fund.

    Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
    Direct Deposit Purchase Plan--Investors may arrange for any Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

    Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

    This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

    Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

    Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
    Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds III for proper instructions.

MoneyLine (SM) On Demand
     You or your investment dealer may request purchases of the Delaware Technology and Innovation and Delaware Trend Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

     It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
    Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

    Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

    Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

    This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
    To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

    The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

    An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

    Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
    An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

    Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

    Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

    Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

    Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

    It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

    Taxable distributions from the retirement plans described below may be subject to withholding.

    Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
    Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
    A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
    The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
    An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $32,000 ($52,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $52,000 and $62,000, and for single individuals with incomes between $32,000 and $42,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

    Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

    Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
    Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

    A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

    (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

    (2) Substantially equal installment payments for a period certain of 10 or more years;

    (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

    (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

    (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
    For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

    Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.


    Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.


Education IRAs
    For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

    This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

    Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

    Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

    A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

    Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

    Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
    A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
    Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.


Prototype 401(k) Defined Contribution Plan
    Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
    Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
    Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of a Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.


SIMPLE IRA
    A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
    A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

    Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by a Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated after receipt of the order by a Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.


    The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

    An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, are included in a Fund's financial statements which are incorporated by reference into this Part B.

A Fund's net asset value per share is computed by adding the value of all the securities and other assets in a Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


    Each Class of a Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Institutional Class will not incur any of the expenses under Equity Funds III's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE


     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.


    Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

    Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


    In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by a Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


    Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

    Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.


    Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

    If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.


    In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

    Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds III has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

    The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

    Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

    Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange.

For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
    You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

    Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
    You may also write to a Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
    To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

    The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

    Neither the Funds nor their Transfer Agent are responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
    The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
    Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
    The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

    The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.



MoneyLine (SM) On Demand
     You or your investment dealer may request redemptions of the Delaware Technology and Innovation and Delaware Trend Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine
(SM) On Demand under Investment Plans.

Timing Accounts
     Redemptions of Timing Accounts--Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.


     Right to Refuse Timing Accounts--With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

     Restrictions on Timed Exchanges--Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).


     Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

     Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
     Shareholders of Class A Shares, Class B Shares and Class C Shares of the Delaware Technology and Innovation Fund and Delaware Trend Fund who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available for the Institutional Classes of the Funds or the Fund Classes of the Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.


Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

    For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule:
(1) 1.00% if shares are redeemed during the first year after the purchase; and
(2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.


    The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

    Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

    In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares

    The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions from an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived; and (x) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).


Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares

    The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size;
(ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.


    The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

                                      * * *

     In addition, the CDSC will be waived on the Delaware Technology and Innovation and Delaware Trend Fund's Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established.


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS


     Delaware American Services, Delaware Large Cap Growth Fund, Delaware Research Fund and Delaware Technology and Innovation] Fund will make payments from its net investment income and net realized securities profits, if any, once a year.

     Delaware Trend Fund will make payments from its net investment income and net realized securities profits, if any twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.

     All dividends and any capital gains distributions will be automatically reinvested for the shareholder in additional shares of the same Class at net asset value, unless in the case of the Fund Classes of the Delaware Technology and Innovation Fund and Delaware Trend Fund a shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have file a new election in order begin receiving dividends in cash again. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLine (SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.


    Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

    Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.


TAXES

    It is each Fund's policy to pay out substantially all net investment income and net realized gains to shareholders to relieve itself of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. Such distributions are taxable as ordinary income or capital gain to those shareholders who are liable for federal income tax. Each Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

    Distributions may also be subject to state and local taxes; shareholders are advised to consult with their tax advisers in this regard. Shares of each Fund will be exempt from Pennsylvania personal property taxes. The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-fee for federal tax purposes.

    Dividends representing net investment income or short-term capital gains are taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, are taxable as long-term capital gain regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions will not be affected by whether they are paid in cash or in additional shares. A portion of these distributions may be eligible for the dividends-received deduction for corporations. The portion of dividends, if any, paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. For the fiscal year ended June 30, 2000, none of the Funds had dividends from net investment income that qualified for the dividends-received deduction for corporations.

    If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. The Funds' portfolio securities had an unrealized or unrealized depreciation for tax purposes for the fiscal year ended June 30, 2000 as follows:

                                                Fiscal Year Ended June 30, 2000
                                                Unrealized Appreciation/Depreciation for Tax Purposes
Delaware American Services Fund                    $38,322 unrealized depreciation
Delaware Large Cap Growth Fund                     $97,548 unrealized appreciation
Delaware Research Fund                            $171,735 unrealized depreciation
Delaware Technology and Innovation Fund         $3,341,411 unrealized appreciation
Delaware Trend Fund                           $543,573,941 unrealized appreciation

    Prior to purchasing shares of a Fund, you should carefully consider the impact of dividends or realized securities profits distributions which have been declared but not paid. Any such dividends or realized securities profits distributions paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of such shares by the amount of the dividends or realized securities profits distributions. All or a portion of such dividends or realized securities profits distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates. The purchase of shares just prior to the ex-dividend date has an adverse effect for income tax purposes.


    Under the Taxpayer Relief Act of 1997, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

    "Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holders are taxed at the 20% rate when distributed to shareholders (10% for individual investors in the 15% bracket).

    "Short-term capital gains": gains on securities sold by a Fund that do not meet the long-term holding period are considered short-term capital gains and are taxed as ordinary income.

    "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

    If you redeem some or all of your shares in a Fund, and then reinvest the sales proceeds in such Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in a Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in a Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.


     Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. In order to qualify as a regulated investment company for federal income tax purposes, a Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;


     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and


     (iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.



    The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

    The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

    The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property;
2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.


    Investment in Foreign Currencies and Foreign Securities--Each Fund is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to a
Fund:


    Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

    If a Fund's Section 988 losses exceed the Fund's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

    The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. A Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of the Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.


    A Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by the Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata share of foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by the Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040.

    Investment in Passive Foreign Investment Company Securities--Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, a Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.


    A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

    The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by the Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

    You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

    Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

INVESTMENT MANAGEMENT AGREEMENT

    The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds III's Board of Trustees.


    The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On June 30, 2000, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in various institutional or separately managed (approximately $25,511,940,000) and investment company (approximately $19,472,230,000) accounts.

    The Investment Management Agreement for Delaware Trend Fund is dated
August 27, 1999 and was approved by the initial shareholder of the Fund on that date. The Agreement was amended on December 22, 1999 to add Delaware American Services Fund, Delaware Large Cap Growth Fund, Delaware Research Fund and Delaware Technology and Innovation Fund. The amendment adding Delaware American Services Fund, Delaware Large Cap Growth Fund, Delaware Research Fund and Delaware Technology and Innovation Fund was approved by the initial shareholder of those Funds on December 22, 1999 and will remain in effect for an initial term of two years. The Agreement may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Equity Funds III who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Equity Funds III or by the Manager. The Agreement will terminate automatically in the event of its assignment.

    The annual compensation paid by each Fund for investment management services is equal to the following fee rate which is based on the average daily net assets of a Fund:

Delaware Large Cap Growth Fund                     0.65% on the first $500 million;
                                                   0.60% on the next $500 million;
                                                   0.55% on the next $1.5 billion;
                                                   0.50% on assets in excess of $2.5 billion

Delaware Technology and Innovation Fund            0.75% on the first $500 million;
Delaware American Services Fund                    0.70% on the next $500 million;
Delaware Trend Fund                                0.65% on the next $1.5 billion;
                                                   0.60% on assets in excess of $2.5 billion

Delaware Research Fund                             1.00% on the first $500 million;
                                                   0.95% on the next $500 million;
                                                   0.90% on the next $1.5 billion;
                                                   0.85% on assets in excess of $2.5 billion

The total net assets of each Fund as of June 30, 2000 follows:

                                                        Total Net Assets for the
                                                            Fiscal Year Ended
                                                              June 30, 2000
Delaware American Services Fund                                  $3,253,220
Delaware Large Cap Growth Fund                                   $2,498,236
Delaware Research Fund                                           $5,818,889
Delaware Technology and Innovation Fund                        $120,071,182
Delaware Trend Fund                                          $1,487,011,595

The Manager received compensation from each Fund for the past three fiscal years as follows:


                                                                  Investment Management Fees
                                                Fiscal Year               Fiscal Year           Fiscal Year
                                                   Ended                     Ended                 Ended
                                               June 30, 2000             June 30, 1999         June 30, 1998
Delaware American Services Fund(1)             $11,189 earned                  N/A                    N/A
                                                $8,142 paid
                                                $3,047 waived

Delaware Large Cap Growth Fund(1)               $7,665 earned                  N/A                    N/A
                                                $4,809 paid
                                                $2,856 waived

Delaware Research Fund(1)                      $27,463 earned                  N/A                    N/A
                                               $15,131 paid
                                               $12,332 waived

Delaware Technology and Innovation Fund(1)    $248,315 earned                  N/A                    N/A
                                              $140,646 paid
                                              $107,669 waived

Delaware Trend Fund                         $7,405,992 paid                 $4,225,029             $4,849,948

(1) Commenced operations on December 29, 1999.


     Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by a Fund. The Manager pays the salaries of all trustees, officers and employees who are affiliated with both the Manager and each Fund.


     The investment manager had agreed to waive fees and pay expenses through August 31, 2000 with respect to Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund in order to prevent total operating expenses (excluding 12b-1 Plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets. This commitment for Delaware American Services Fund and Delaware Large Cap Growth Fund has been extended through February 28, 2001. The commitment for Delaware Research Fund is modified effective September 1, 2000 to provide that the investment manager will waive fees and pay expenses to the extent necessary to prevent such expenses of the Fund from exceeding, on an annual basis, 1.00% of the Fund's average daily net assets through February 28, 2001.

     The investment manager has contracted to waive fees and pay expenses for Delaware Technology and Innovation Fund through August 31, 2001 in order to prevent total operating expenses (excluding any 12b-1 Plan expenses, taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% of average daily net assets.


     Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

     J. Paul Dokas and the other members of the Manager's Structured Products team are also officers of, and serve as investment personnel for, Vantage Investment Advisors, a registered investment adviser and affiliate of the Manager. The Manager will utilize Vantage's investment personnel, research, trading capabilities and other services in connection with the management of Delaware Research Fund. The Fund will not incur any additional fees as a result of the services provided by Vantage.

Distribution and Service

     The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under a Distribution Agreement dated as of August 27, 1999, as amended December 22, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


     The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of December 22, 1999. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


     Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of a Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of Equity Funds III are managed under the direction of its Board of Trustees.


         Certain officers and trustees of Equity Funds III hold identical positions in each of the other funds in the Delaware Investments family. On
July 31, 2000, Equity Funds III's officers and trustees owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of each Fund.

         As of July 31, 2000, management believes the following accounts held 5% or more of the outstanding shares of each Class of Equity Funds III. Equity Funds III has no knowledge of beneficial ownership.



--------------------------------------------------------------------------------------------------------------------------------
Class                                        Name and Address of Account                           Share Amount      Percentage

--------------------------------------------------------------------------------------------------------------------------------

Delaware                                     Lori P. Wachs                                          13,328.470          16.43%
American Services                            549 Foxglove Lane
Fund A Class                                 Wyneewood, PA 19096-1659
--------------------------------------------------------------------------------------------------------------------------------
                                             John A. Heffern                                        13,241.720          16.32%
                                             7 Toftrees Court
                                             Princeton, NJ 08540-4218
--------------------------------------------------------------------------------------------------------------------------------
                                             DMTC Custodian for the IRA of                          12,919.600          15.93%
                                             Francis T. Fadden
                                             321 Steeplechase Drive
                                             Media, PA 19063-1958
--------------------------------------------------------------------------------------------------------------------------------
                                             John S. Connors                                         8,776.550          10.82%
                                             467 Belrose Lane
                                             Radnor, PA 19087-4418
--------------------------------------------------------------------------------------------------------------------------------
                                             William S. Carroll                                      6,256.480           7.71%
                                             2438 134th Avenue NE
                                             Bellevue, WA 98005-1868
--------------------------------------------------------------------------------------------------------------------------------
Delaware American Services                   Lincoln National Life Insurance Company               235,294.120          99.99%
Fund Institutional Class                     1300 South Clinton Street
                                             Fort Wayne, IN 46802-3518
--------------------------------------------------------------------------------------------------------------------------------
Delaware Large Cap Growth                    Richard D. Seidel                                         973.710          25.12%
Fund A Class                                 3205 Charles Griffin Drive
                                             Boothwyn, PA 19061-2203
--------------------------------------------------------------------------------------------------------------------------------
                                             Thomas C. Gariepy                                         703.400          18.15%
                                             One Marlyn Circle
                                             Wayne, PA 19087-3217
--------------------------------------------------------------------------------------------------------------------------------
                                             Tim Scanlan                                               657.710          16.97%
                                             7 Hanover Lane
                                             Norristown, PA 19401-1724
--------------------------------------------------------------------------------------------------------------------------------
                                             Dinah J. Huntoon                                          563.060          14.53%
                                             2031 Locust Street
                                             Apartment 1001
                                             Phildelphia, PA 19103-5610
--------------------------------------------------------------------------------------------------------------------------------
                                             Michael Z. Baer and Jane E. Baer JT WROS                  243.430           6.28%
                                             5 Long Lane
                                             Berwyn, PA 19312-1211
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
Delaware Large Cap Growth                    Lincoln National Life Insurance Company               235,294.120          99.99%
Fund Institutional Class                     1300 South Clinton Street
                                             Fort Wayne, IN 46802-3518
--------------------------------------------------------------------------------------------------------------------------------
Delaware Research Fund                       DMTC Custodian for the IRA of                          29,103.610          69.88%
A Class                                      Richard G. Unruh, Jr.
                                             201 South 25th Street
                                             Apartment 416
                                             Philadelphia, PA 19103-6006
--------------------------------------------------------------------------------------------------------------------------------
                                             DMTC C/F the Rollover IRA of                            3,105.500           7.45%
                                             Albert H. Burchfield
                                             470 Bair Road
                                             Berwyn, PA 19312-1410
--------------------------------------------------------------------------------------------------------------------------------
Delaware Research Fund                       Lincoln National Life Insurance Company               235,294.120          35.49%
Institutional Class                          1300 South Clinton Street
                                             Fort Wayne, IN 46802-3518
--------------------------------------------------------------------------------------------------------------------------------
                                             Chase Manhattan C/F                                   181,047.810          27.03%
                                             Delaware Group Foundation FD Growth Portfolio
                                             Attn: Marisol Gordon
                                             Global Investment Service
                                             3 Metrotech Center, 8th Floor
                                             Brooklyn, NY 11201-3800
--------------------------------------------------------------------------------------------------------------------------------
                                             Chase Manhattan C/F                                   180,966.780          27.29%
                                             Delaware Group Foundation FD Balanced Portfolio
                                             Attn: Marisol Gordon
                                             Global Investment Service
                                             3 Metrotech Center, 8th Floor
                                             Brooklyn, NY 11201-3800
--------------------------------------------------------------------------------------------------------------------------------
                                             Chase Manhattan C/F                                    65,656.220           9.90%
                                             Delaware Group Foundation FD Income Portfolio
                                             Attn: Marisol Gordon
                                             Global Investment Service
                                             3 Metrotech Center, 8th Floor
                                             Brooklyn, NY 11201-3800
--------------------------------------------------------------------------------------------------------------------------------
Delaware Technology and                      Merrill Lynch, Pierce, Fenner & Smith                 597,334.720          11.41%
Innovation Fund A Class                      Attn: Fund Administration SEC#97D44
                                             4800 Deer Lake Drive East, 2nd Floor
                                             Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------------------------------------------------
Delaware Technology and                      Merrill Lynch, Pierce, Fenner & Smith                 623,870.230          11.92%
Innovation Fund B Class                      Attn: Fund Administration SEC#97D44
                                             4800 Deer Lake Drive East, 2nd Floor
                                             Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------------------------------------------------
Delaware Technology and                      Merrill Lynch, Pierce, Fenner & Smith                 612,015.490          31.78%
Innovation Fund C Class                      Attn: Fund Administration SEC#97D44
                                             4800 Deer Lake Drive East, 2nd Floor
                                             Jacksonville, FL 32246-6484

--------------------------------------------------------------------------------------------------------------------------------

                                                                              60


--------------------------------------------------------------------------------------------------------------------------------
Delaware Technology and                      RS DMC Profit Sharing Plan                            358,483.930          95.49%
Innovation Fund Institutional                Delaware Management Company P/S Trust
Class                                        C/O Rock Seidel
                                             1818 Market Street
                                             Philadelphia, PA 19103-3638
--------------------------------------------------------------------------------------------------------------------------------
Delaware Trend Fund                          Merrill Lynch, Pierce, Fenner & Smith               1,917,347.050           5.67%
A Class                                      Attn: Fund Administration SEC#974N5
                                             4800 Deer Lake Drive East, 2nd Floor
                                             Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------------------------------------------------
Delaware Trend Fund                          Merrill Lynch, Pierce, Fenner & Smith               1,040,213.050          11.14%
B Class                                      Attn: Fund Administration SEC#97FA1
                                             4800 Deer Lake Dr. East, 2nd Floor
                                             Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------------------------------------------------
Delaware Trend Fund                          Merrill Lynch, Pierce, Fenner & Smith                 684,457.520          23.60%
C Class                                      Attn: Fund Administration SEC#97HY3
                                             4800 Deer Lake Dr. East, 2nd Floor
                                             Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------------------------------------------------
Delaware Trend Fund                          Fidelity Investments -                              1,545,924.230          16.43%
Institutional Class                          Institutional Operations
                                             CO FIICO as Agent
                                             For Certain Employee Benefit Plans
                                             100 Magellan Way KW1C
                                             Covington, KY 41015-1987
--------------------------------------------------------------------------------------------------------------------------------
                                             La Crosse and Co.                                   1,274,023.690          13.54%
                                             311 Main Street
                                             La Crosse WI  54601-3251
--------------------------------------------------------------------------------------------------------------------------------
                                             Marquette Trust Co.                                 1,088,934.440          11.57%
                                             Custodian State of Hawaii Defined
                                             Compensation Plan
                                             C/O Stanton Group
                                             Attn: Stacey DeBoer
                                             3405 Annapolis Lane North, Suite 100
                                             Plymouth, MN 55447-5326
--------------------------------------------------------------------------------------------------------------------------------
                                             Fifth Third Bank Trustee                            1,010,358.480          10.73%
                                             Benefits & PPA SEC Registered
                                             A/C# 34-3-7540479
                                             Attn: Tammy Garin
                                             5434 Corporate Drive, Suite 150
                                             Troy, MI 48098-2609
--------------------------------------------------------------------------------------------------------------------------------
                                             Bank of New York                                      737,774.080           7.84%
                                             TRST First Hospital Corp.
                                             Retirement Plan
                                             Attn: Michael Polis
                                             1 Wall Street
                                             New York, NY 10005-2500
--------------------------------------------------------------------------------------------------------------------------------
                                             State of Maryland Savings and                          618,37.730           6.57%
                                             Investment Plan
                                             Maryland 457 Plan
                                             C/O IPO Portfolio Accounting
                                             PO Box 182029
                                             Columbus, OH 43218-2029
--------------------------------------------------------------------------------------------------------------------------------
                                             Harrah's Entertainment Inc.                           543,932.260           5.78%
                                             Savings and Retirement Plan
                                             Date to Date 2/28/2000
                                             105 Rosemont Avenue
                                             Westwood, MA 02090-2318
--------------------------------------------------------------------------------------------------------------------------------

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH and the Manager are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


    Trustees and principal officers of the Equity Funds III are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.


--------------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                   Business Experience
--------------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (63)              Chairman, Trustee/Director of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family.

                                  Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital Management, Inc.;
                                  Chairman, President and Chief Executive Officer and Director/Trustee of DMH Corp.,
                                  Delaware Distributors, Inc. and Founders Holdings, Inc.; Chairman, President, Chief
                                  Executive Officer, Chief Investment Officer and Director/Trustee of Delaware
                                  Management Company, Inc. and Delaware Management Business Trust; Chairman, President,
                                  Chief Executive Officer and Chief Investment Officer of Delaware Management Company (a
                                  series of Delaware Management Business Trust); Chairman, Chief Executive Officer and
                                  Chief Investment Officer of Delaware Investment Advisers (a series of Delaware
                                  Management Business Trust); Chairman and Chief Executive Officer of Delaware
                                  International Advisers Ltd.; Chairman, Chief Executive Officer and Director of
                                  Delaware International Holdings Ltd.; Chief Executive Officer of Delaware Management
                                  Holdings, Inc.; President and Chief Executive Officer of Delvoy, Inc.; Chairman of
                                  Delaware Distributors, L.P.; Director of Delaware Service Company, Inc. and Retirement
                                  Financial Services, Inc.

                                  Prior to January 1, 2000, Mr. Stork was Chairman and Director of Delaware Management
                                  Holdings, Inc. and a Director of Delaware International Advisers Ltd.

                                  In addition, during the five years prior to January 1, 2000, Mr. Stork has served in various executive capacities at different times with in the Delaware Organization.
--------------------------------------------------------------------------------------------------------------------------------

----------------------
*Trustee affiliated with Equity Funds III's investment manager and considered an "interested person" as defined in the 1940 Act.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                   Business Experience
--------------------------------------------------------------------------------------------------------------------------------
*David K. Downes (60)             President, Chief Executive Officer, Chief Financial Officer, Principle Financial
                                  Officer, Principal Accounting Officer and Trustee/Director of Equity Funds III and
                                  each of the other 32 investment companies in the Delaware Investments family.

                                  President and Director of Delaware Management Company, Inc.

                                  President of Delaware Management Company (a series of Delaware Management Business
                                  Trust)

                                  President, Chief Executive Officer and Director of Delaware Capital Management, Inc.

                                  Chairman, President, Chief Executive Officer and Director of Delaware Service Company,
                                  Inc.

                                  President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                  International Holdings Ltd.

                                  President, Chief Operating Officer, and Director of Delaware General Management, Inc.

                                  Chairman and Director of Delaware Management Trust Company and Retirement Financial
                                  Services, Inc.

                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer of Delaware
                                  Management Holdings, Inc., Founders CBO Corporation, Delaware Distributors, L.P. and
                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

                                  Executive Vice President, Chief Financial Officer, Chief Operating Officer and
                                  Trustee of Delaware Management Business Trust

                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                  Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and
                                  Delvoy, Inc.

                                  Director of Delaware International Advisers Ltd.

                                  During the past five years, Mr. Downes has served in various executive capacities at different times within Delaware Investments.
--------------------------------------------------------------------------------------------------------------------------------

----------------------
*Trustee affiliated with Equity Funds III's investment manager and considered an "interested person" as defined in the 1940 Act.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                   Business Experience
--------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (72)             Trustee/Director of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family

                                  460 North Gulph Road, King of Prussia, PA 19406

                                  Board Chairman, Citadel Constructors, Inc.

                                  From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.
--------------------------------------------------------------------------------------------------------------------------------
John H. Durham (63)               Trustee/Director of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family

                                  Private Investor.

                                  P.O. Box 819, Gwynedd Valley, PA 19437

                                  Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief
                                  Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to
                                  Delaware Management Holdings, Inc., Delaware Management Company, Delaware
                                  Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times. He was also a Partner of
                                  Complete Care Services from 1995 to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (61)             Trustee/Director of Equity Funds III and each of the 32 other investment companies in the Delaware Investments family.

                                  500 Fifth Avenue, New York, NY  10110

                                  Founder and Managing Director, Anthony Knerr & Associates

                                  From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of
                                  Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New
                                  York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                   Business Experience
--------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (59)                 Trustee/Director of Equity Funds III and each of the other 32 other investment companies in the Delaware Investments family

                                  785 Park Avenue, New York, NY  10021

                                  Retired Treasurer, National Gallery of Art

                                  From 1994 to 1999, Ms. Leven was the Treasurer of the National Gallery of Art and from
                                  1990 to 1994, Ms. Leven was Deputy Treasurer of the National Gallery of Art. In
                                  addition, from 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                                  Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct
                                  Professor of Columbia Business School.
--------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (64)            Trustee/Director of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family

                                  200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                  President and Chief Executive Officer, MLM Partners, Inc.

                                  Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since
                                  1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.
--------------------------------------------------------------------------------------------------------------------------------
Charles E. Peck (74)              Trustee/Director of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family

                                  P.O. Box 1102, Columbia, MD  21044

                                  Secretary/Treasurer, Enterprise Homes, Inc.

                                  From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland
                                  Group, Inc., Columbia, MD.
--------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans (52)             Trustee/Director of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family.

                                  Building 220-13W-37, St. Paul, MN 55144

                                  Vice President and Treasurer, 3M Corporation.

                                  From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets for
                                  the 3M Corporation; Manager of Benefit Fund Investments for the 3M Corporation,
                                  1985-1987; Manager of Pension Funds for the 3M Corporation, 1983-1985;
                                  Consultant--Investment Technology Group of Chase Econometrics, 1982-1983; Consultant
                                  for Data Resources, 1980-1982; Programmer for the Federal Reserve Bank of Chicago,
                                  1970-1974.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                   Business Experience
--------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (60)        Executive Vice President and Chief Investment Officer, Fixed-Income of Equity Funds
                                  III and each of the other 32 investment companies in the Delaware Investments family.

                                  Executive Vice President/Chief Investment Officer of Delaware Management Company (a
                                  series of Delaware Management Business Trust)

                                  Executive Vice President of Delaware Management Holdings, Inc. and Delaware Capital
                                  Management, Inc.

                                  Chief Executive Officer/Chief Investment Officer of Delaware Investment Advisers (a
                                  series of Delaware Management Business Trust)

                                  Executive Vice President and Director/Trustee of Delaware Management Company, Inc. and
                                  Delaware Management Business Trust

                                  Director of Delaware International Advisers Ltd.

                                  During the past five years, Mr. Unruh has served in various executive capacities at different times within Delaware Investments.
--------------------------------------------------------------------------------------------------------------------------------
William E. Dodge (51)             Executive Vice President and Chief Investment Officer, Equity of Equity Funds III and
                                  each of the other 32 investment companies in the Delaware Investments family [and
                                  Delaware Management Company (a series of Delaware Management Business Trust)

                                  Executive Vice President of Delaware Management Business Trust and Delaware Capital
                                  Management, Inc.

                                  President and Chief Investment Officer, Equity of Delaware Investment Advisers (a
                                  series of Delaware Management Business Trust)

                                  Prior to joining Delaware Investments in 1999 [, Mr. Dodge was President, Director of
                                  Marketing, and Senior Portfolio Manager for Marvin & Palmer Associates.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Officer                           Business Experience
--------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (42)          Executive Vice President/General Counsel of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Holdings,
                                  Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                                  Delaware Investment Advisers (a series of Delaware Management Business Trust),
                                  Delaware Distributors, L.P. and Founders CBO Corporation.

                                  Executive Vice President/General Counsel and Director of Delaware International
                                  Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware Management
                                  Company, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                  Retirement Financial Services, Inc., Delaware Distributors, Inc., Delaware General
                                  Management, Inc. and Delaware Management Business Trust Company.

                                  Executive Vice President/General Counsel and Trustee of Delaware Management Business Trust.

                                  Director of Delaware International Advisers Ltd.

                                  Director of HYPPCO Finance Company Ltd.

                                  During the past five years, Mr. Flannery has served in various executive capacities at different times within Delaware Investments.
--------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (50)           Senior Vice President/Corporate Controller of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family and Delaware Investment Advisers

                                  Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                  Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management
                                  Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P.,
                                  Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital
                                  Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc., Founders
                                  Holdings, Inc., Delaware General Management, Inc. and Delaware Management Business Trust

                                  Chief Financial Officer of Retirement Financial Services, Inc.

                                  Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management
                                  Trust Company

                                  Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                  During the past five years, Mr. Hastings has served in various executive capacities at different times within Delaware Investments.
--------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (38)            Senior Vice President and Treasurer of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family.

                                  Senior Vice President/Investment Accounting of Delaware Service Company, Inc. and
                                  Delaware Capital Management, Inc., Delaware Distributors, L.P., Delaware Management
                                  Company (a series of Delaware Management Business Trust) and Founders Holdings, Inc.

                                  Senior Vice President and Treasurer/Investment Accounting of Delaware Investment
                                  Advisers (a series of Delaware Management Business Trust)

                                  Senior Vice President/Manager of Investment Accounting of Delaware International
                                  Holdings, Inc.

                                  Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                  Managing Director of Vantage Investment Advisors.

                                  Prior to joining Delaware Investments in 1995, Mr. Bishof was a Vice President for
                                  Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston
                                  Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.
--------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey (54)               Senior Vice President/Senior Portfolio Manager of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family, Delaware Management
                                  Company (a series of Delaware Management Business Trust) and Delaware Investment
                                  Advisers (a series of Delaware Management Business Trust).

                                  Prior to joining Delaware Investments in 1996, Mr. Frey was a Senior Trustee with
                                  Morgan Grenfell Capital Management, New York, NY from 1986 to 1995.
--------------------------------------------------------------------------------------------------------------------------------
J. Paul Dokas (40)                Vice President/Senior Portfolio Manager of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Company
                                  (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a
                                  series of Delaware Management Business Trust)

                                  Managing Director of Vantage Investment Advisors.

                                  Prior to joining Delaware Investments in 1997, Mr. Dokas was a Director of Trust
                                  Investments for Bell Atlantic Corporation in Philadelphia.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Officer                           Business Experience
--------------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors (46)           Vice President/Portfolio Manager of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Company
                                  (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a
                                  series of series of Delaware Management Business Trust).

                                  Managing Director of Vantage Investment Advisors.

                                  Prior to joining Delaware Investments in 1997, Mr.Connors was a Principal at Miller,
                                  Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and
                                  Fauquier National Bank.
--------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett (46)          Vice President/Portfolio Manager of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Company
                                  (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a
                                  series of series of Delaware Management Business Trust).

                                  Prior to joining Delaware Investments in 1997, Mr. Basset served as Vice President in
                                  Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust
                                  Company.
--------------------------------------------------------------------------------------------------------------------------------
John A. Heffern (38)              Vice President/Portfolio Manager of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Company
                                  (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a
                                  series of series of Delaware Management Business Trust).

                                  Prior to joining Delaware Investments in 1997, Mr. Heffern was a Senior Vice
                                  President, Equity Research at NatWest Securities Corporation's Specialty Finance
                                  Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at
                                  Alex. Brown & Sons.
--------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski (37)           Vice President/Portfolio Manager of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Company
                                  (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a
                                  series of series of Delaware Management Business Trust).

                                  Prior to joining Delaware Investments in 1998, Mr. Hynoski served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management.
--------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs (31)                Vice President/Portfolio Manager of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Company
                                  (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a
                                  series of series of Delaware Management Business Trust).

                                  During the past five years, Ms. Wachs has served in various capacities at different times within the Delaware organization.
--------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe (31)              Vice President/Portfolio Manager of Equity Funds III and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Company
                                  (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a
                                  series of Delaware Management Business Trust).

                                  Prior to joining Delaware Investments in 1995, Mr. Lampe served as a manager at Price
                                  Waterhouse.
--------------------------------------------------------------------------------------------------------------------------------

The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Equity Funds III and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee/director or trustee for the Funds' fiscal year ended June 30, 2000 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of June 30, 2000. Only the independent trustees of Equity Funds III receive compensation from Equity Funds III.

----------------------------------------------------------------------------------------------------
                                                                                         Total
                                                                                      Compensation
                                                 Pension or           Estimated         from the
                             Aggregate           Retirement            Annual          Investment
                            Compensation       Benefits Accrued       Benefits        Companies in
                               from              as Part of             Upon            Delaware
      Name                Equity Funds III      Fund Expenses       Retirement(1)     Investments(2)
----------------------------------------------------------------------------------------------------
Walter P. Babich              $2,481               None                $38,000           $63,144
----------------------------------------------------------------------------------------------------
John H. Durham                $2,481               None                $38,000           $55,787
----------------------------------------------------------------------------------------------------
Anthony D. Knerr              $2,707               None                $38,000           $68,144
----------------------------------------------------------------------------------------------------
Ann R. Leven                  $2,752               None                $38,000           $69,144
----------------------------------------------------------------------------------------------------
Thomas F. Madison             $2,707               None                $38,000           $68,144
----------------------------------------------------------------------------------------------------
Charles E. Peck               $2,707               None                $38,000           $68,144
----------------------------------------------------------------------------------------------------
Janet L. Yeomans              $2,481               None                $38,000           $63,144
----------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee or director for a period equal to the lesser of the number of years that such person served as a trustee or director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of June 30, 2000, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent trustee/director currently receives a total annual retainer fee of $38,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,143 for each Board Meeting attended. Prior to May 1, 2000, John H. Durham served as a trustee/director for 19 Delaware Investments funds and as such received a total annual retainer fee of $32,180, plus $1,810 for each Board Meeting attended. Ann R. Leven, Charles E. Peck, Anthony D. Knerr and Thomas F. Madison serve on Equity Funds III's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

GENERAL INFORMATION


    Equity Funds III is an open-end management investment company. Delaware Large Cap Growth and Delaware Trend Fund will be diversified as defined by the 1940 Act. Delaware Technology and Innovation Fund, Delaware American Services Fund and Delaware Research Fund will not be diversified under the 1940 Act. Equity Funds III originally was organized as a Delaware corporation in 1966. It was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware business trust on August 27, 1999.


    The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions of a Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.


    The Delaware Investments Family of Funds, the Manager and the Distributor, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager and Distributor are on public file with, and are available from, the SEC.

    Delaware or Delaware International Advisers Ltd. also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund in Appendix A.

    The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from the Funds on behalf of the Class A Shares, after allowances to dealers, as follows:

------------------------------------------------------------------------------------------------------
                                                          Fiscal Year Ended June 30, 2000
                                               -------------------------------------------------------
                                               Total Amount of        Amounts
                                                 Underwriting      Reallowed to     Net Commission to
                                                  Commission         Dealers               DDLP
------------------------------------------------------------------------------------------------------
Delaware American Services Fund(1)                      $94             none                 $94
------------------------------------------------------------------------------------------------------
Delaware Large Cap Growth Fund(1)                      none             none                none
------------------------------------------------------------------------------------------------------
Delaware Research Fund(1)                              none             none                none
------------------------------------------------------------------------------------------------------
Delaware Technology and Innovation Fund(1)       $1,355,469       $1,199,105            $156,364
------------------------------------------------------------------------------------------------------
Delaware Trend Fund                              $1,972,188       $1,706,877            $265,311
------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.

------------------------------------------------------------------------------------------------------
                                                          Fiscal Year Ended June 30, 1999
                                               -------------------------------------------------------
                                               Total Amount of        Amounts
                                                 Underwriting      Reallowed to     Net Commission to
                                                  Commission         Dealers               DDLP
------------------------------------------------------------------------------------------------------
Delaware Trend Fund                                $860,057         $727,174            $132,883
------------------------------------------------------------------------------------------------------
                                                          Fiscal Year Ended June 30, 1998
------------------------------------------------------------------------------------------------------
Delaware Trend Fund                                $872,998         $722,205            $150,793
------------------------------------------------------------------------------------------------------

         The Distributor received in the aggregate Limited CDSC payments with respect to the Fund's Class A Shares as follows:

------------------------------------------------------------------------------------------------------
                                                           Limited CDSC Payments
                                           -----------------------------------------------------------
                                           Fiscal Year Ended    Fiscal Year Ended    Fiscal Year Ended
                                             June 30, 2000        June 30, 1999        June 30, 1998
------------------------------------------------------------------------------------------------------
Delaware American Services Fund(1)                none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Large Cap Growth Fund(1)                 none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Research Fund(1)                         none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Technology and Innovation Fund(1)        none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Trend Fund                            $15,382                $466              $9,869
------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.

         The Distributor received in the aggregate CDSC payments with respect to the Fund's Class B Shares as follows:

------------------------------------------------------------------------------------------------------
                                                                  CDSC Payments
                                           -----------------------------------------------------------
                                           Fiscal Year Ended    Fiscal Year Ended    Fiscal Year Ended
                                             June 30, 2000        June 30, 1999        June 30, 1998
------------------------------------------------------------------------------------------------------
Delaware American Services Fund(1)                none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Large Cap Growth Fund(1)                 none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Research Fund(1)                         none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Technology and Innovation Fund(1)     $20,531                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Trend Fund                           $231,739            $234,625             $190,555
------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.

         The Distributor received CDSC payments with respect to the Fund's Class C Shares as follows:

------------------------------------------------------------------------------------------------------
                                                                  CDSC Payments
                                           -----------------------------------------------------------
                                           Fiscal Year Ended    Fiscal Year Ended    Fiscal Year Ended
                                             June 30, 2000        June 30, 1999        June 30, 1998
------------------------------------------------------------------------------------------------------
Delaware American Services Fund(1)                none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Large Cap Growth Fund(1)                 none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Research Fund(1)                         none                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Technology and Innovation Fund(1)     $10,007                 N/A                 N/A
------------------------------------------------------------------------------------------------------
Delaware Trend Fund                            $12,297              $2,986              $9,374
------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.

    The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to a Fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.


         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds III's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds III to delete the words "Delaware Group" from Equity Funds III's name.

         Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for a Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.


Capitalization

         Equity Funds III has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each Class represents a proportionate interest in the assets of a Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects a Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         Prior to September 6, 1994, Trend Fund A Class was known as Trend Fund class and Trend Fund Institutional Class was known as Trend Fund (Institutional) class. Effective August 16, 1999, the name of Trend Fund was changed to Delaware Trend Fund. Also effective on that date, corresponding changes were made to the names of the Fund's Classes.

         Effective as of August 29, 1997, the name of Delaware Group Trend Fund, Inc. was changed to Delaware Group Equity Funds III, Inc. and effective August 27, 1999, the name of Delaware Group Equity Funds III, Inc. was changed to Delaware Group Equity Funds III.


Noncumulative Voting

         Equity Funds III shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds III voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds III and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended June 30, 2000 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:


         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the manager believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.


         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.


         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Delaware Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Convertible Securities Series--seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Devon Series seeks current income and capital appreciation. The Series will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income.
Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. le High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. These are commonly known as junk bonds. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Social
Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Technology and Innovation Series seeks to provide long-term capital growth. The Series invest primarily in stocks that the manager believes will benefit from technological advances and improvements. Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. U.S. Growth Series seeks to maximize capital appreciation. The
Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes . We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital. Delaware Montana Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from the Montana personal income tax, as is consistent with preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in the funds' prospectus(es).

                                     PART C

                                Other Information

Item 23.       Exhibits

               (a)     Agreement and Declaration of Trust.

                       (1)   Agreement and Declaration of Trust (December 17,
                             1998) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

                       (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

               (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

               (c)     Copies of All Instruments Defining the Rights of Holders.

                       (1) Agreement and Declaration of Trust. Articles III, IV, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

                       (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

               (d)     Investment Management Agreement.

                       (1) Investment Management Agreement dated August 27, 1999 between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 59 filed August 27, 1999.

                       (2) Form of Amendment No. 1 to the Investment Management Agreement (December 1999) incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

               (e)     (1)   Distribution Agreement.

                             (i) Form of Distribution Agreement between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Trend Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                             (ii) Form of Distribution Agreement between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Technology and Innovation Fund incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                             (iii) Form of Distribution Agreement between Delaware Distributors, L.P. and the Registrant on behalf of Delaware American Services Fund incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                             (iv) Form of Distribution Agreement between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Research Fund incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                             (v) Form of Distribution Agreement between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Large Cap Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed November 20, 1995.

                       (3) Dealer's Agreement. Dealer's Agreement attached as Exhibit.

                       (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

               (f)     Inapplicable.

               (g)     Custodian Agreement.

                       (1) Form of Custodian Agreement with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

                             (i) Form of Amendment to Custodian Agreement (November 20, 1997) attached as Exhibit

                             (ii) Form of Letter to add Delaware Group Equity Funds III, Inc. - Trend Fund to the Custodian Agreement attached as Exhibit

                             (iii) Form of Letter (December 22, 1999) to add
                                   Delaware Technology and Innovation Fund,
                                   Delaware American Services Fund, Delaware
                                   Research Fund and Delaware Large Cap Growth
                                   Fund to Custodian Agreement attached as
                                   Exhibit.

                       (2) Form of Securities Lending Agreement with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

                (h)    Other Material Contracts.

                       (1) Form of Shareholders Services Agreement between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Trend Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                       (2) Form of First Amended and Restated Shareholders Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (3) Form of Delaware Group of Funds Fund Accounting Agreement with Delaware Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 56 filed August 29, 1997.

                             (i) Form of Amendment No. 20 (December 22, 1999) to
                                 the Delaware Group of Funds Fund Accounting
                                 Agreement attached as Exhibit.

               (i)     Opinion of Counsel.  Attached as Exhibit.

               (j)     Consent of Auditors.  Attached as exhibit.

               (k-l)   Inapplicable.

               (m)     Plans under Rule 12b-1.

                       (1) Form of Plan under Rule 12b-1 for Delaware Trend Fund Class A incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                       (2) Form of Plan under Rule 12b-1for Delaware Trend Fund Class B incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                       (3) Form of Plan under Rule 12b-1 for Delaware Trend Fund Class C incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                       (4) Form of Plan under Rule 12b-1 for Delaware Technology and Innovation Fund Class A incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (5) Form of Plan under Rule 12b-1 for Delaware Technology and Innovation Fund Class B incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (6) Form of Plan under Rule 12b-1 for Delaware Technology and Innovation Fund Class C incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (7) Form of Plan under Rule 12b-1 for Delaware American Services Fund Class A incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (8) Form of Plan under Rule 12b-1 for Delaware American Services Fund Class B incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (9) Form of Plan under Rule 12b-1 for Delaware American Services Fund Class C incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (10) Form of Plan under Rule 12b-1 for Delaware Research Fund Class A incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (11) Form of Plan under Rule 12b-1 for Delaware Research Fund Class B incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (12) Form of Plan under Rule 12b-1 for Delaware Research Fund Class C incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (13) Form of Plan under Rule 12b-1 for Delaware Large Cap Growth Fund Class A incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (14) Form of Plan under Rule 12b-1 for Delaware Large Cap Growth Fund Class B incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

                       (15) Form of Plan under Rule 12b-1 for Delaware Large Cap Growth Fund Class C incorporated into this filing by reference to Post-Effective Amendment No. 60 filed October 8, 1999.

               (n) Plan under Rule 18f-3. Plan under Rule 18f-3 for each Series of the Registrant attached as Exhibit.

               (o)     Inapplicable.

               (p) Codes of Ethics. Codes of Ethics for the Registrant, Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. attached as Exhibit.

               (q) Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 59 filed August 27, 1999.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 58 filed
               June 25, 1999.

Item 26.       Business and Other Connections of Investment Adviser.

               Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc.,

Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

               The following persons serving as officers of the Manager have held the following positions during the past two years. The business address of each is 1818 Market Street, Philadelphia, PA 19103.

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Charles E. Haldeman, Jr. (1)                      Chief Executive Officer of Delaware Management Company (a series of Delaware
                                                  Management Business Trust); President, Chief Executive Officer and Director
                                                  of Delaware Management Holdings, Inc.; Chief Executive Officer and Director
                                                  of  DMH Corp.; Chief Executive Officer and Director of Delvoy, Inc.; Chief
                                                  Executive Officer and Director of Delaware Management Company, Inc.; Chief
                                                  Executive Officer and Trustee of Delaware Management Business Trust,
                                                  Director of Delaware Service Company, Inc.; Director of Delaware Capital
                                                  Management, Inc.; Director of Retirement Financial Services, Inc.; Director
                                                  of Delaware Distributors, Inc.; Chairman and Director of Delaware
                                                  International Advisers Ltd.; Chief Executive Officer of Delaware General
                                                  Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust); President and Director of Delaware Management Company,
                                                  Inc.; President, Chief Executive Officer and Director of Delaware Capital
                                                  Management, Inc.; Chairman, President, Chief Executive Officer and Director
                                                  of Delaware Service Company, Inc.; President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of Delaware International Holdings Ltd.;
                                                  President, Chief Operating Officer and Director of Delaware General
                                                  Management, Inc.; Chairman and Director of Delaware Management Trust
                                                  Company; Chairman and Director of Retirement Financial Services, Inc.;
                                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                                  of Delaware Management Holdings, Inc.; Executive Vice President, Chief
                                                  Operating Officer, Chief Financial Officer of Founders CBO Corporation;
                                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer and Director of DMH Corp.; Executive Vice President, Chief Operating
                                                  Officer, Chief Financial Officer and Director of Delaware Distributors,
                                                  Inc.; Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer of Delaware Distributors, L.P.; Executive Vice President, Chief
                                                  Operating Officer, Chief Financial Officer and Director of Founders
                                                  Holdings, Inc.; Executive Vice President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of Delvoy, Inc.; Executive Vice President,
                                                  Chief Operating Officer, Chief Financial Officer and Trustee of Delaware
                                                  Management Business Trust; Director of Delaware International Advisers Ltd.;
                                                  President, Chief Executive Officer, Chief Financial Officer, Principle
                                                  Finance Officer, Principle Accounting Officer and Trustee/Director of each fund in the Delaware Investments family

                                                  Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                                                  Place, Newtown Square, PA

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust);
                                                  Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);
                                                  Director of Delaware International Advisers Ltd.

------------------------------------------------- ------------------------------------------------------------------------------
William E. Dodge (2)                              Executive Vice President and Chief Investment Officer, Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust);
                                                  Executive Vice President of Delaware Management Business Trust; President
                                                  and Chief Investment Officer, Equity of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Executive Vice President of
                                                  Delaware Capital Management, Inc.; Executive Vice President and Chief
                                                  Investment Officer, Equity of each fund in the Delaware Investments family.

------------------------------------------------- ------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President and General Counsel of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Executive Vice President
                                                  and General Counsel of Delaware Management Holdings, Inc.; Executive Vice
                                                  President and General Counsel of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President and General
                                                  Counsel of Founders CBO Corporation; Executive Vice President/General
                                                  Counsel and Director of Delaware International Holdings Ltd.; Executive Vice
                                                  President/General Counsel and Director of Founders Holdings, Inc.; Executive
                                                  Vice President/General Counsel and Director of Delvoy, Inc.; Executive Vice
                                                  President/General Counsel and Director of DMH Corp.; Executive Vice
                                                  President/General Counsel and Director of Delaware Management Company, Inc.;
                                                  Executive Vice President/General Counsel and Trustee of Delaware Management
                                                  Business Trust; Executive Vice President/General Counsel and Director of
                                                  Delaware Service Company, Inc.; Executive Vice President/General Counsel and
                                                  Director of Delaware Capital Management, Inc.; Executive Vice
                                                  President/General Counsel and Director of Retirement Financial Services,
                                                  Inc.; Executive Vice President/General Counsel and Director of Delaware
                                                  Distributors, Inc.; Executive Vice President/General Counsel of Delaware
                                                  Distributors, L.P.; Executive Vice President/General Counsel and Director of
                                                  Delaware Management Trust Company; Executive Vice President/General Counsel
                                                  and Director of Delaware General Management, Inc.; Director of Delaware
                                                  International Advisers Ltd.; Director of HYPPCO Finance Company Ltd.;
                                                  Executive Vice President and General Counsel of each fund in the Delaware
                                                  Investments family

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                                                  since 1991, Bulltown Rd., Elverson, PA

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Richard G. Unruh, Jr.                             Executive Vice President/Chief Investment Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Director of
                                                  Delaware International Advisers Ltd.; Executive Vice President and Chief
                                                  Investment Officer, Fixed-Income of the Registrant and each of the other investment companies in the Delaware Investments family; Chief Executive
                                                  Officer/Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive Vice President of Delaware
                                                  Management Holdings, Inc. and Delaware Capital Management, Inc.; Executive
                                                  Vice President and Trustee of  Delaware Management Business Trust

                                                  Board of Directors, Chairman of Finance Committee, Keystone Insurance
                                                  Company since 1989, 2040 Market Street, Philadelphia, PA; Board of
                                                  Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989,
                                                  2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since
                                                  1995, 11911 Freedom Drive, Reston, VA

------------------------------------------------- ------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust; Senior Vice President/Operations of
                                                  Delaware Service Company, Inc.; Senior Vice President/Operations of
                                                  Retirement Financial Services, Inc.; Senior Vice President/Operations and
                                                  Director of Delaware Management Trust Company.

------------------------------------------------- ------------------------------------------------------------------------------
Michael P. Bishof                                  Senior Vice President/Investment Accounting of Delaware Management Company
                                                  (a series of Delaware Management Business Trust), Delaware Service Company,
                                                  Inc. and Delaware Capital Management, Inc., Delaware Distributors L.P. and
                                                  Founders Holdings, Inc.; Senior Vice President and Treasurer of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family; Senior Vice President and Treasurer/Investment
                                                  Accounting of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Manager of Investment Accounting of
                                                  Delaware International Holdings, Inc.; Senior Vice President and Assistant
                                                  Treasurer of Founders CBO Corporation

------------------------------------------------- ------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Management Holdings, Inc.; Senior
                                                  Vice President/Compliance Director of DMH Corp.; Senior Vice
                                                  President/Compliance Director of Delvoy, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Management Company, Inc.; Senior
                                                  Vice President/Compliance Director of Delaware Management Business Trust;
                                                  Senior Vice President/Compliance Director of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Service Company, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Capital Management, Inc.; Senior
                                                  Vice President/Compliance Director of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Compliance Director and Assistant Secretary of
                                                  Delaware Management Trust Company; Senior Vice President/Compliance Director
                                                  of Delaware Distributors, Inc.; Senior Vice President/Compliance Director of
                                                  Delaware Distributors, L.P.; Senior Vice President/Compliance Director of
                                                  Delaware General Management, Inc.; Senior Vice President/Compliance Director
                                                  of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Head
                                                  of Equity Trading of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Head of Equity Trading of
                                                  Delaware Capital Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management
                                                  Company  (a series of Delaware Management Business Trust); Trustee of
                                                  Delaware Management Business Trust; Senior Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Senior Portfolio Manager of Delaware
                                                  Capital Management, Inc.; Senior Vice President/Senior Portfolio Manager of
                                                  each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Gerald S. Frey                                    Senior Vice President/Senior Portfolio Manager of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of Delaware Capital Management, Inc.; Senior Vice
                                                  President/Senior Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Susan L. Hanson                                   Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Corporate Controller and Treasurer of Delaware Management
                                                  Holdings, Inc.; Senior Vice President/Corporate Controller and Treasurer of
                                                  DMH Corp.; Senior Vice President/Corporate Controller and Treasurer of
                                                  Delaware Management Company, Inc.; Senior Vice President/Corporate
                                                  Controller and Treasurer of Delaware Distributors, L.P.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Delaware Distributors, Inc.;
                                                  Senior Vice President/Corporate Controller and Treasurer of Delaware Service
                                                  Company, Inc.; Senior Vice President/Corporate Controller and Treasurer of
                                                  Delaware Capital Management, Inc.; Senior Vice President/Corporate
                                                  Controller and Treasurer of Delaware International Holdings Ltd.; Senior
                                                  Vice President/Corporate Controller and Treasurer of Delvoy, Inc.; Senior
                                                  Vice President/Corporate Controller and Treasurer of Founders Holdings,
                                                  Inc.; Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Business Trust; Senior Vice President/Corporate Controller and
                                                  Treasurer of Delaware General Management, Inc.; Executive Vice
                                                  President/Chief Financial Officer/Treasurer of Delaware Management Trust
                                                  Company; Chief Financial Officer of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Assistant Treasurer of Founders CBO Corporation;
                                                  Senior Vice President/Corporate Controller of Delaware Investment Advisers
                                                  (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Corporate Controller of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company  (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Human
                                                  Resources of Delaware Management Holdings, Inc.; Senior Vice President/Human
                                                  Resources of DMH Corp.; Senior Vice President/Human Resources of Delvoy,
                                                  Inc.; Senior Vice President/Human Resources of Delaware Management Company,
                                                  Inc.; Senior Vice President/Human Resources of Delaware Management Business
                                                  Trust; Senior Vice President/Human Resources of Delaware Investment Advisers
                                                  (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Human Resources of  Delaware Service Company, Inc.; Senior Vice
                                                  President/Human Resources of Delaware Capital Management, Inc.; Senior Vice
                                                  President/Human Resources of Retirement Financial Services, Inc.; Senior
                                                  Vice President/Human Resources of Delaware Management Trust Company; Senior
                                                  Vice President/Human Resources of Delaware Distributors, Inc.; Senior Vice
                                                  President/Human Resources of  Delaware Distributors, L.P.; Senior Vice
                                                  President/Human Resources of Delaware General
                                                  Management, Inc.; Senior Vice President/Human Resources of each fund in the
                                                  Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Karina J. Istvan                                  Senior Vice President/Product Management of Delaware Capital Management,
                                                  Inc.; Senior Vice President/Retail Product Management of Retirement
                                                  Financial Services, Inc.; Senior Vice President/Retail Product Management of
                                                  Delaware Distributors, L.P.

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President, Secretary and Deputy General Counsel of Delaware Management
                                                  Holdings, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                                  of DMH Corp.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delvoy, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Management Company, Inc.; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Management Business Trust; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Service Company,
                                                  Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Capital Management, Inc.; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Retirement Financial Services, Inc.; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Distributors,
                                                  Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Distributors, L.P.; Senior Vice President and Secretary of Delaware
                                                  International Holdings Ltd.; Senior Vice President, Secretary and Deputy
                                                  General Counsel of Founders Holdings, Inc.; Secretary of Founders CBO
                                                  Corporation; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Management Trust Company; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware General Management, Inc.; Senior Vice
                                                  President, Assistant Secretary and Deputy General Counsel of each fund in the Delaware Investments family

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.

------------------------------------------------- ------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President, Chief Information Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Senior Vice
                                                  President, Chief Information Officer of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President, Chief
                                                  Information Officer of Delaware Service Company, Inc.; Senior Vice
                                                  President, Chief Information Officer of Delaware Capital Management Company,
                                                  Inc.; Senior Vice President, Chief Information Officer of Retirement
                                                  Financial Services, Inc.; Senior Vice President, Chief Information Officer
                                                  of Delaware Distributors, L.P.
------------------------------------------------- ------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Capital Management, Inc., Vice President/Senior Portfolio Manager
                                                  of each fund in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE

------------------------------------------------- ------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Trading Operations of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Trading Operations of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager and Senior Municipal Bond Analyst of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager and Senior Municipal Bond Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager and Senior Municipal Bond Analyst
                                                  of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Client Services of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Client Services of Delaware Distributors, Inc.; Vice
                                                  President/Client Services of Delaware General Management, Inc.; Vice
                                                  President/Client Services of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Timothy G. Connors                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager for each fund in the Delaware Investments family

                                                  Managing Director, Vantage Investment Advisors

------------------------------------------------- ------------------------------------------------------------------------------
Patrick P. Coyne                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Capital Management, Inc.; Vice President/Senior Portfolio Manager
                                                  of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
------------------------------------------------- ------------------------------------------------------------------------------
George E. Deming                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Director of Delaware International Advisers
                                                  Ltd.; Vice President/Senior Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
James Paul Dokas                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

                                                  Managing Director, Vantage Investment Advisors

------------------------------------------------- ------------------------------------------------------------------------------
Michael J. Dugan                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Roger A. Early                                    Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Management
                                                  Holdings, Inc.; Vice President/Taxation of DMH Corp.; Vice
                                                  President/Taxation of Delvoy, Inc.; Vice President/Taxation of Delaware
                                                  Management Company, Inc.; Vice President/Taxation of Delaware Management
                                                  Business Trust; Vice President/Taxation of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust);Vice President/Taxation of
                                                  Delaware Service Company, Inc.; Vice President/Taxation of Delaware Capital
                                                  Management, Inc.; Vice President/Taxation of Retirement Financial Services,
                                                  Inc.; Vice President/Taxation of Delaware Distributors, Inc.; Vice
                                                  President/Taxation of Delaware Distributors, L.P.; Vice President/Taxation
                                                  of Founders Holdings, Inc.; Vice President/Taxation of Founders CBO
                                                  Corporation; Vice President/Taxation of Delaware General Management, Inc.;
                                                  Vice President/Taxation of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Senior Business Analyst of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Business Analyst of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)

------------------------------------------------- ------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Investment
                                                  Accounting of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Investment Accounting of Delaware Service
                                                  Company, Inc.; Vice President/Investment Accounting of each fund in the
                                                  Delaware Investments family.

------------------------------------------------- ------------------------------------------------------------------------------
Thomas C. Gariepy(3)                              Vice President/Director of Corporate Communications and Public Relations of
                                                  Delaware Management

------------------------------------------------- ------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)


------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Andrea Giles                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Business Manager, Equity of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Business
                                                  Manager, Equity of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Business Manager, Equity of
                                                  Delaware Capital Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family.

------------------------------------------------- ------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Stuart N. Hosansky                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Francis J. Houghton, Jr.(4)                       Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family; Executive Vice President of
                                                  Delaware General Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
Elizabeth H. Howell                               Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.

------------------------------------------------- ------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
John B. Jares(5)                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
------------------------------------------------- ------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller, Corporate Accounting of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller, Corporate Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Philip Y. Lin                                     Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust);Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Service Company, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Capital Management, Inc.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of Retirement
                                                  Financial Services, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delaware Management Trust Company; Vice President,
                                                  Assistant Secretary and Associate General Counsel of Delaware Distributors,
                                                  L.P.; Vice President, Assistant Secretary and Associate General Counsel of
                                                  each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Michael D. Mabry                                  Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Holdings, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delvoy, Inc.; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust);Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Service Company, Inc.;
                                                  Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Capital Management, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Retirement Financial Services, Inc.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Distributors, L.P.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of DMH Corp.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Management Company, Inc.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Business Trust; Vice President, Assistant Secretary and Associate
                                                  General Counsel of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Paul A. Matlack                                   Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Founders Holdings, Inc., President and Director of Founders CBO Corporation;
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Gerald T. Nichols                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Founders Holdings, Inc., Treasurer, Assistant Secretary and Director of
                                                  Founders CBO Corporation;  Director of HYPPCO Finance Company Ltd.; Vice
                                                  President/Senior Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
David P. O'Connor                                 Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Holdings, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delvoy, Inc.; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust);Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Service Company, Inc.;
                                                  Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Capital Management, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Retirement Financial Services, Inc.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Distributors, L.P.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of DMH Corp.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Management Company, Inc.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Business Trust; Vice President, Assistant Secretary and Associate
                                                  General Counsel of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
John J. O'Connor                                  Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Investment
                                                  Accounting/Assistant Treasurer of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Vice President/Investment Accounting of
                                                  Delaware Service Company, Inc.; Vice President/Assistant Treasurer of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Donald G. Padilla                                 Vice President/Assistant Controller/Assistant Treasurer of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller/Assistant Treasurer of DMH Corp.; Vice
                                                  President/Assistant Controller/Assistant Treasurer of Delvoy, Inc.; Vice
                                                  President/Assistant Controller/Assistant Treasurer of Delaware Management
                                                  Company, Inc.; Vice President/Assistant Controller/Assistant Treasurer of
                                                  Delaware Management Business Trust; Vice President/Assistant
                                                  Controller/Assistant Treasurer of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Vice President/Assistant
                                                  Controller/Assistant Treasurer of Delaware Service Company, Inc.; Vice
                                                  President/Assistant Controller/Assistant Treasurer of Delaware Capital
                                                  Management, Inc.; Vice President/Assistant Controller/Assistant Treasurer of
                                                  Retirement Financial Services, Inc.; Vice President/Assistant
                                                  Controller/Assistant Treasurer of Delaware Management Trust Company; Vice
                                                  President/Assistant Controller/Assistant Treasurer of Delaware Distributors,
                                                  L.P.; Assistant Vice President/Assistant Controller of Founders Holdings,
                                                  Inc.; Vice President/Assistant Controller/Assistant Treasurer of Delaware
                                                  General Management, Inc.; Vice President/Assistant Controller/Assistant
                                                  Treasurer of Delaware Management Holdings, Inc.; Vice President/Assistant
                                                  Controller/Assistant Treasurer of Delaware Distributors, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
Richard Salus                                     Vice President/Assistant Controller of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Assistant Controller
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Assistant Controller of Delaware Management Trust
                                                  Company; Vice President/Assistant Controller of Delaware Management Business
                                                  Trust; Vice President/Assistant Controller of Delaware Service Company,
                                                  Inc.; Vice President/Assistant Controller of Delaware Capital Management,
                                                  Inc.; Vice President/Assistant Controller of Retirement Financial Services,
                                                  Inc.; Vice President/Assistant Controller of Delaware Distributors, L.P.;
                                                  Vice President/Assistant Controller of Delaware Distributors, Inc.; Vice
                                                  President/Assistant Controller of Delaware International Holdings Ltd.; Vice
                                                  President/Assistant Controller  of Delaware General Management, Inc.; Vice
                                                  President/Assistant Controller of Delaware Management Holdings, Inc.; Vice
                                                  President/Assistant Controller of DMH Corp.




------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Robert D. Schwartz(6)                             Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/ Portfolio Manager of each fund in the Delaware
                                                  Investments family; Vice President/Assistant Secretary of Delaware General
                                                  Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller/Manager, Payroll of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities and Administrative Services of Delaware Management
                                                  Company (a series of Delaware Management Business Trust);Vice
                                                  President/Facilities and Administrative Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Facilities and Administrative Services of Delaware Service
                                                  Company, Inc.; Vice President/Facilities and Administrative Services of
                                                  Delaware Distributors, L.P.

------------------------------------------------- ------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust);Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------

*Business Address is 1818 Market Street, Philadelphia, PA 19103.


--------------------------------------------------------------------------------
(1) PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, United Asset Management, Boston, MA March 1998-January 2000.
(2) PRESIDENT AND DIRECTOR, Lincoln Investment Management, Inc. 1987 to present. EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER of Lincoln National Corporation 1992 to present.
(3) VICE PRESIDENT AND DIRECTOR OF PUBLIC RELATIONS, Liberty Funds Distributor, Inc. Boston, MA, 1996-1998.
(4) PRESIDENT AND PORTFOLIO MANAGER, Lynch and Mayer, Inc., New York, NY January 1990-February 2000.
(5) VICE PRESIDENT AND PORTFOLIO MANAGER, Berger Funds, LLC, Denver, CO, 1997-February 2000.
(6) VICE PRESIDENT, Lynch and Mayer, Inc., New York, NY, February 1993-February 2000
--------------------------------------------------------------------------------

Item 27.       Principal Underwriters.

               (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

               (b) Information with respect to each officer or partner of principal underwriter:

--------------------------------------------- ------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
--------------------------------------------- ------------------------------------------- -----------------------------------------
Delaware Distributors, Inc.                   General Partner                             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Delaware Investment Advisers                  Limited Partner                             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Mary R. Barneby                               Vice Chairman                               None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Westley V. Thompson                           Vice Chairman                               None
--------------------------------------------- ------------------------------------------- -----------------------------------------
David K. Downes                               Executive Vice President/Chief Operating    President/Chief Executive Officer/Chief
                                              Officer/Chief Financial Officer             Financial Officer/Principle Financial
                                                                                          Officer/Principle Accounting Officer
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard J. Flannery                           Executive Vice President/General Counsel    Executive Vice President/General Counsel
--------------------------------------------- ------------------------------------------- -----------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement            None
                                              Operations
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael P. Bishof                             Senior Vice President/Investment            Senior Vice President/Treasurer
                                              Accounting
--------------------------------------------- ------------------------------------------- -----------------------------------------
Lisa O. Brinkley                              Senior Vice President/Compliance Director   Senior Vice President/Compliance
                                                                                          Director
--------------------------------------------- ------------------------------------------- -----------------------------------------
Daniel J. Brooks III                          Senior Vice President/Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Larry Carr                                    Senior Vice President/Variable Annuity      None
                                              Sales Director
--------------------------------------------- ------------------------------------------- -----------------------------------------
Terrence P. Cunningham                        Senior Vice President/National Sales        None
                                              Director, Financial Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Darryl S. Grayson                             Senior Vice President/Director, Internal    None
                                              Sales
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/            Senior Vice President/Corporate
                                              Corporate Controller                        Controller
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources       Senior Vice President/Human Resources
--------------------------------------------- ------------------------------------------- -----------------------------------------
Karina J. Istvan                              Senior Vice President/Retail Product        None
                                              Management
--------------------------------------------- ------------------------------------------- -----------------------------------------
Stephen W. Long                               Senior Vice President/National Sales        None
                                              Director, Wirehouse/Wrap Channel
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richelle S. Maestro                           Senior Vice President/Deputy General        Senior Vice President/Deputy General
                                              Counsel/Secretary                           Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Mac McAuliffe                                 Senior Vice President/Sales Manager         None
                                              Director
--------------------------------------------- ------------------------------------------- -----------------------------------------
Doff Meyer                                    Senior Vice President/Retail Investor       None
                                              Management
--------------------------------------------- ------------------------------------------- -----------------------------------------
 J. Chris Meyer                               Senior Vice President/Director, Product     None
                                              Management
--------------------------------------------- ------------------------------------------- -----------------------------------------
Henry W. Orvin                                Senior Vice President/Sales Manager         None
                                              Director
--------------------------------------------- ------------------------------------------- -----------------------------------------
Christopher H. Price                          Senior Vice President/Insurance Products    None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Philip G. Rickards                            Senior Vice President/Regional Consultant   None
                                              Director
--------------------------------------------- ------------------------------------------- -----------------------------------------
Thomas E. Sawyer                              Senior Vice President/Regional Consultant   None
                                              Director
--------------------------------------------- ------------------------------------------- -----------------------------------------

--------------------------------------------- ------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
--------------------------------------------- ------------------------------------------- -----------------------------------------
James L. Shields                              Senior Vice President/Chief Information     None
                                              Officer
--------------------------------------------- ------------------------------------------- -----------------------------------------
Steven Sorenson                               Senior Vice President/Director of           None
                                              Independent Planner & Insurance and
                                              Registered Investment Adviser Channels
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard P. Allen                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Patrick A. Bearss                             Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Larry Bridwell                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
William S. Carroll                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Patrick A. Connelly                           Vice President/Registered Investment        None
                                              Adviser Sales
--------------------------------------------- ------------------------------------------- -----------------------------------------
Thomas J. Durkin                              Vice President/Intermediary Sales-Midwest   None
                                              Region
--------------------------------------------- ------------------------------------------- -----------------------------------------
Donald A. Edmunds                             Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joel A. Ettinger                              Vice President/Taxation                     Vice President/Taxation
--------------------------------------------- ------------------------------------------- -----------------------------------------
Edward A. Foley                               Vice President/Marketing Communications     None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services          None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Rhonda J. Guido                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Ronald A. Haimowitz                           Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Edward J. Hecker                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John R. Herron                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Steven N. Horton                              Vice President/ Senior Regional Consultant  None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Dinah J. Huntoon                              Vice President/Product Manager, Equities    None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Thomas Intoccia                               Vice President/Independent Planner &        None
                                              Insurance Key Accounts
--------------------------------------------- ------------------------------------------- -----------------------------------------
Christopher L. Johnston                       Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael J. Jordan                             Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Carolyn Kelly                                 Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard M. Koerner                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Ellen M. Krott                                Vice President/Marketing                    None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John LeBoeuf                                  Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
SooHee Lee                                    Vice President/Fixed Income &               None
                                              International Product Manager
--------------------------------------------- ------------------------------------------- -----------------------------------------
Philip Y. Lin                                 Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
John R. Logan                                 Vice President/ Senior Regional Consultant  None
--------------------------------------------- ------------------------------------------- -----------------------------------------

--------------------------------------------- ------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael D. Mabry                              Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Theodore T. Malone                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Raymond G. McCarthy                           Vice President/National Accounts,           None
                                              Independent Planner & Insurance Channels
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joanne C. McCranie                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Nathan W. Medin                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott L. Metzger                              Vice President/Business Development         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Jamie L. Meyer                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Christopher W. Moore                          Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Andrew F. Morris                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott E. Naughton                             Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Nancy Nawn                                    Vice President/Senior Wrap Product Manager  None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Julie A. Nye                                  Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Daniel J. O'Brien                             Vice President/Insurance Products           None
--------------------------------------------- ------------------------------------------- -----------------------------------------
David P. O'Connor                             Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joseph T. Owczarek                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Donald G. Padilla                             Vice President/Assistant                    None
                                              Controller/Assistant Treasurer
--------------------------------------------- ------------------------------------------- -----------------------------------------
Otis S. Page                                  Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott P. Passias                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Mary Ellen Pernice-Fadden                     Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Laura E. Roman                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Robert A. Rosso                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Terri Lynn Sabby                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard  Salus                                Vice President/Assistant Controller         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Linda D. Shulz                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Gordon E. Searles                             Vice President/Client Services              None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Catherine A. Seklecki                         Vice President/Retirement Sales             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John C. Shalloe                               Vice President/Wrap Fee Senior Regional     None
                                              Consultant
--------------------------------------------- ------------------------------------------- -----------------------------------------
Darren Smith                                  Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Kimberly M. Spangler                          Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael T. Taggart                            Vice President/Facilities &                 None
                                              Administrative Services
--------------------------------------------- ------------------------------------------- -----------------------------------------
Bryon Townsend                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------

--------------------------------------------- ------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
--------------------------------------------- ------------------------------------------- -----------------------------------------
Julia R. Vander Els                           Vice President/Retirement Plan              None
                                              Communications
--------------------------------------------- ------------------------------------------- -----------------------------------------
Jeffrey Vankuelen                             Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Andrew J. Whitaker                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott Whitehouse                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Wesley Williams                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- -----------------------------------------

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

               (c)   Not Applicable.

Item 28.       Location of Accounts and Records.

               All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29.       Management Services.  None.

Item 30.       Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of August, 2000.

                                     DELAWARE GROUP EQUITY FUNDS III

                                     By   /s/David K. Downes
                                          --------------------------------------
                                          David K. Downes
                                          President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                     Title                                      Date
---------------------------------------         ----------------------------------------            ---------------
                                                President/Chief Executive Officer/
                                                Chief Financial Officer (Principal
                                                Executive Officer, Principal Financial
                                                Officer and Principal Accounting Officer)
/s/David K. Downes                              and Trustee                                         August 26, 2000
---------------------------------------
David K. Downes

/s/Wayne A. Stork                     *         Trustee                                             August 26, 2000
---------------------------------------
Wayne A. Stork

/s/Walter P. Babich                   *         Trustee                                             August 26, 2000
---------------------------------------
Walter P. Babich

/s/John H. Durham                     *         Trustee                                             August 26, 2000
---------------------------------------
John H. Durham

/s/Anthony D. Knerr                   *         Trustee                                             August 26, 2000
---------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                       *         Trustee                                             August 26, 2000
---------------------------------------
Ann R. Leven

/s/Thomas F. Madison                  *         Trustee                                             August 26, 2000
---------------------------------------
Thomas F. Madison

/s/Charles E. Peck                    *         Trustee                                             August 26, 2000
---------------------------------------
Charles E. Peck

/s/Janet L. Yeomans                   *         Trustee                                             August 26, 2000
---------------------------------------
Janet L. Yeomans

                            * By: /s/David K. Downes
                                  ------------------------
                                  David K. Downes
                                as Attorney-in-Fact for
                             each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
















                                    Exhibits

                                       to

                                    Form N-1A








             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.    Exhibit

EX-99.E3       Dealer's Agreement
EX-99.G1I      Form of Amendement to Custodian Agreement
EX-99-G1II     Form of Letter to add Delaware Group Equity Funds III, Inc. -
               Trend Fund to Custodian Agreement
EX-99-G1III    Form of Letter (December 22, 1999) to add Delaware Technology
               and Innovation Fund, Delaware American Services Fund, Delaware
               Research Fund and Delaware Large Cap Growth Fund to Custodian
               Agreement
EX-99.H3I      Form of Amendment No. 20 (December 22, 1999) to the Delaware
               Group of Funds Fund Accounting Agreement
EX-99.I        Opinion of Counsel
EX-99.J        Consent of Auditors
EX-99.N        Plan Under Rule 18f-3
EX-99.P        Codes of Ethics